UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number   811-5696
                                   ------------


                            AXP GLOBAL SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


     200 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     10/31
                         --------------
Date of reporting period:     4/30
                         --------------

Item 1. Reports to Shareholders.

AXP(R)
  Emerging
       Markets
            Fund

Semiannual Report

for the Period Ended April 30, 2003

AXP Emerging Markets Fund seeks to provide shareholders with long-term capital growth.

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(logo)                                                                  (logo)
American                                                                AMERICAN
   Express(R)                                                            EXPRESS
 Funds                                                                  (R)
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

Table of Contents

Fund Snapshot                                               3

Questions & Answers  with Portfolio Management              4

Investments in Securities                                   7

Financial Statements (Portfolio)                           10

Notes to Financial Statements (Portfolio)                  13

Financial Statements (Fund)                                18

Notes to Financial Statements (Fund)                       21

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2   --   AXP EMERGING MARKETS FUND   --   2003 SEMIANNUAL REPORT

Fund Snapshot AS OF APRIL 30, 2003

PORTFOLIO MANAGER

Portfolio manager                     Julian Thompson
Since                                            1/00
Years in industry                                  10


FUND OBJECTIVE
For investors seeking long-term growth of capital.


Inception dates
A: 11/13/96          B: 11/13/96    C: 6/26/00      Y: 11/13/96


Ticker symbols
A: IDEAX             B: IEMBX       C:--            Y:--


Total net assets                       $182.5 million

Number of holdings                   approximately 70


STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

       STYLE
VALUE  BLEND  GROWTH
                    LARGE
                X   MEDIUM    SIZE
                    SMALL

COUNTRY COMPOSITION

Percentage of portfolio assets

(pie chart)

South Africa 15.3%
South Korea 14.1%
Cash & equivalents 9.7%
Brazil 9.0%
RUssia 7.9%
Taiwan 6.9%
Mexico 6.7%
India 6.6%
China 3.8%
Chile 3.0%
Malaysia 3.0%
Israel 2.5%
Thailand 2.4%
Hong Kong 2.0%
Peru 1.7%
Hungary 1.4%
Poland 1.3%
Turkey 1.0%
Other 1.7%


TOP TEN HOLDINGS

Percentage of portfolio assets
Anglo American (South Africa)                  4.5%
Yukos ADR (Russia)                             3.8
Samsung Electronics (South Korea)              3.1
Lukoil Holding ADR (Russia)                    3.0
Companhia Vale do Rio Doce ADR (Brazil)        2.6
CNOOC (China)                                  2.5
Chinatrust Financial Holding (Taiwan)          2.3
Posco (South Korea)                            2.1
SK Telecom (South Korea)                       2.0
Impala Platinum Holdings (South Africa)        1.9

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

There are special risk considerations associated with international investing related to market, currency, economic, political and other factors.

Fund holdings are subject to change.

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3   --   AXP EMERGING MARKETS FUND   --   2003 SEMIANNUAL REPORT

Questions & Answers
                  WITH PORTFOLIO MANAGEMENT

Q: How did AXP Emerging Markets Fund perform for the first half of fiscal year 2003?

A: AXP Emerging Markets Fund's Class A shares, excluding sales charge, rose 0.25% for the six-month period ended April 30, 2003. This underperformed the Fund's benchmark, the MSCI Emerging Markets Free Index, and its peer group, the Lipper Emerging Markets Funds Index, which climbed 5.93% and 7.21% respectively.

Q:  What factors significantly affected performance?

A: Six-month performance was weak mainly because of the Fund's lack of exposure to lower quality stocks, which rallied dramatically during the period. The Fund typically holds approximately 70 issues we believe are high quality, while the Fund's benchmark includes more than 700 stocks. Differences between the benchmark and the Fund can occasionally result in significant divergences from the benchmark if stocks not held within the portfolio perform unexpectedly well. This was the case in the energy sector, the pharmaceutical sector and the utilities sector. The Fund's financial sector holdings also detracted from performance, while overweights in the materials and energy sectors helped performance.

(bar graph)
                 PERFORMANCE COMPARISON
    For the six-month period ended April 30, 2003
8%
                                             (bar 3)
7%                                           +7.21%

6%                    (bar 2)
                      +5.93%
5%

4%

3%

2%

1%   (bar 1)
     +0.25%
0%

(bar 1) AXP Emerging Markets Fund Class A (excluding sales charge) (bar 2) MSCI Emerging Markets Free Index(1) (unmanaged)
(bar 3) Lipper Emerging Markets Funds Index(2)

(1) Morgan Stanley Capital International (MSCI) Emerging Markets Free Index, an unmanaged market capitalization-weighted index, is compiled from a composite of securities markets of 26 emerging market countries. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.


(2) The Lipper Emerging Markets Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Past performance is no guarantee of future results. The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B, Class C and Class Y may vary from that shown above because of differences in expenses.


The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

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4   --   AXP EMERGING MARKETS FUND   --   2003 SEMIANNUAL REPORT

Questions & Answers

(begin callout quote) > Our outlook for emerging markets is generally positive, as we expect interest rates in developed markets to remain low, encouraging capital to flow to higher risk areas such as emerging markets. (end callout quote)

    While South Korea was the Fund's largest country weighting for the period, we were underweighted compared to our benchmark index, and this helped performance. However, the Fund was underweighted in Latin America and Turkey, where markets rallied after fourth quarter elections brought new leaders. This positioning detracted from the Fund's results.

    South Africa's overall impact on Fund performance was neutral. South Africa performed well over the period, but as the Fund was on average underweight in the country, this detracted from performance. However, the Fund's good stock selection offset any negative impact from asset allocation. Our holdings remain concentrated in the mining sector.


AVERAGE ANNUAL TOTAL RETURNS

as of April 30, 2003
                                 Class A                   Class B                Class C                  Class Y
(Inception dates)              (11/13/96)                (11/13/96)              (6/26/00)               (11/13/96)
                            NAV(1)    POP(2)         NAV(1)  After CDSC(3)   NAV(1)  After CDSC(4)   NAV(5)      POP(5)
 6 months*                 +0.25%     -5.51%         -0.26%     -4.25%        -0.26%     -1.26%      +0.25%      +0.25%
 1 year                   -15.04%    -19.93%        -15.67%    -19.05%       -15.64%    -16.48%     -14.74%     -14.74%
 5 years                   -5.77%     -6.88%         -6.51%     -6.70%           N/A        N/A      -5.56%      -5.56%
 Since inception           -2.91%     -3.80%         -3.67%     -3.67%       -12.72%    -12.72%      -2.74%      -2.74%

* Not annualized.

(1) Excluding sales charge.

(2) Returns at public offering price (POP) reflect a sales charge of 5.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4) 1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to institutional investors only.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. The performance shown for each class of shares will vary due to differences in sales charges and fees. Short term performance may be higher or lower than the figures shown. Visit americanexpress.com for current information.

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5   --   AXP EMERGING MARKETS FUND   --   2003 SEMIANNUAL REPORT

Questions & Answers

    Concerns over a new mining law in South Africa due to be released in September have depressed prices in the sector. We believe that the mining law, which requires redistribution of assets to community groups, will take a balanced approach to resolving the interests of all stakeholders. We expect asset prices to continue to recover as greater clarity regarding the impact of the law is given.

Q:  What changes did you make to the portfolio during the six-month period?

A: Reduced expectations for U.S. growth led us to trim some exposure to neighboring Mexico, which is directly affected by U.S. performance. We believe that Eastern Europe offers potential value for the months ahead, while exposure to Latin America may be more beneficial than to Asia. The Fund holds underweights in both continents. The Fund maintained a cautious view of global growth throughout the period. We were overweight in the materials and energy sector because we believe companies in these sectors have good supply discipline for their products. The Fund continues its underweight in technology and utilities.

Q:  What is your outlook and Fund positioning for the coming months?

A: Our outlook for emerging markets is generally positive, as we expect interest rates in developed markets to remain low, encouraging capital to flow to higher risk areas such as emerging markets. A strong flow of capital into emerging markets and a weakening dollar are two reasons for this outlook. Previous problems in emerging economies are sorting themselves out. In particular, oil prices have stabilized following a volatile period, and currencies in these economies are rebounding. This combination should help lower interest rates and boost consumption in these markets. As a result, the Fund is moving away from the materials and energy sectors and focusing more on domestic cyclicals and other consumer-related stocks. We anticipate continuing a slight overweight in Eastern Europe and Africa and have begun to cautiously add exposure in Latin America.

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6   --   AXP EMERGING MARKETS FUND   --   2003 SEMIANNUAL REPORT

Investments in Securities
Emerging Markets Portfolio

April 30, 2003 (Unaudited)

(Percentages represent value of investments compared to net assets)


Common stocks (91.7%)(c)

Issuer                            Shares             Value(a)

Brazil (9.3%)
Banks and savings & loans (1.2%)
Unibanco - Uniao de Bancos
  Brasileiros ADR             117,848              $2,138,941

Beverages & tobacco (2.0%)
Companhia de Bebidas
  das Americas ADR            181,627               3,612,561

Energy (1.8%)
Petroleo Brasileiro ADR       178,907               3,220,517

Metals (2.7%)
Companhia Vale
   do Rio Doce ADR            174,100               4,867,836

Paper & packaging (1.2%)
Votorantim Celulose
   e Papel ADR                119,200               2,264,800

Utilities -- telephone (0.5%)
Tele Norte Leste
   Partcipacoes ADR            77,379                 839,562


Chile (3.1%)
Banks and savings & loans (0.7%)
Banco Santander Chile ADR      62,271               1,358,753

Metals (1.0%)
Antofagasta                   185,805               1,869,382

Utilities -- telephone (1.3%)
Compania de Telecomunicaciones
  de Chile ADR                204,500               2,345,615


China (4.0%)
Energy (2.6%)
CNOOC                       3,550,500               4,666,289

Metals (0.9%)
Yanzhou Coal Mining Cl H    4,564,000               1,667,819

Transportation (0.5%)
Sinotrans                   3,569,000(b)              883,206


Czech Republic (0.7%)
Banks and savings & loans
Komercni Banka                 19,300               1,344,611


Hong Kong (2.0%)
Energy (1.1%)
China Oilfield Services     9,244,000(b)            1,955,700

Utilities -- gas (0.9%)
Hong Kong and China Gas     1,465,000               1,728,159


Hungary (1.5%)
Banks and savings & loans
OTP Bank                      251,400               2,699,054


India (6.8%)
Automotive & related (0.7%)
Bajaj Auto                    131,075               1,337,189

Banks and savings & loans (2.9%)
Housing Development Finance   457,516               3,296,202
State Bank of India GDR       132,697               1,963,915
Total                                               5,260,117

Computers & office equipment (1.6%)
Infosys Technologies           49,017               2,889,203

Health care (1.7%)
Cipla Limited                 108,894               1,452,112
Ranbaxy Laboratories          109,949               1,567,548
Total                                               3,019,660


Indonesia (1.0%)
Beverages & tobacco
Hanjiya Mandala Sampoerna   4,301,500               1,772,971


See accompanying notes to investments in securities.

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7   --   AXP EMERGING MARKETS FUND   --   2003 SEMIANNUAL REPORT

Issuer                            Shares             Value(a)

Israel (2.5%)
Computer software & services (1.0%)
Check Point Software
  Technologies                118,911(b)           $1,870,470

Health care (1.5%)
Teva Pharmaceutical Inds ADR   60,384               2,819,933


Malaysia (3.1%)
Banks and savings & loans (0.9%)
Malayan Banking Berhad        818,400               1,701,411

Beverages & tobacco (0.9%)
British American Tobacco
  Malaysia Berhad             171,600               1,716,000

Communications equipment & services (1.2%)
Maxis Communications Berhad 1,570,000               2,169,079


Mexico (6.9%)
Beverages & tobacco (1.1%)
Grupo Modelo Series C         907,604               2,022,973

Building materials & construction (1.3%)
Cemex ADR                     100,844               2,304,285

Communications equipment & services (1.5%)
America Movil ADR Cl L        166,233               2,787,727

Financial services (1.6%)
Grupo Financiero BBVA
  Bancomer Cl B             3,304,924(b)            2,870,775

Utilities -- telephone (1.5%)
Telefonos de Mexico ADR Cl L   88,262               2,666,395


Peru (1.8%)
Metals
Compania de Minas
  Buenaventura ADR            120,583               3,207,508


Poland (1.3%)
Banks and savings & loans
Bank Pekao                    109,651               2,462,870


Russia (8.2%)
Energy (7.1%)
Lukoil Holding ADR             82,724               5,724,501
Yukos ADR                      41,300               7,227,500
Total                                              12,952,001

Utilities -- telephone (1.1%)
Mobile Telesystems ADR         40,600               1,948,800


South Africa (15.8%)
Banks and savings & loans (2.3%)
ABSA Group                    446,500               1,957,499
Standard Bank Group           551,856               2,214,614
Total                                               4,172,113

Energy equipment & services (1.9%)
Sasol                         327,718               3,553,135

Insurance (1.3%)
Old Mutual                    604,000                 885,703
Sanlam                      1,739,550               1,441,596
Total                                               2,327,299

Metals (8.9%)
Anglo American                589,688               8,444,525
AngloGold Limited              88,965               2,537,036
Gold Fields                   166,000               1,685,939
Impala Platinum Holdings       73,726               3,647,645
Total                                              16,315,145

Multi-industry conglomerates (1.4%)
Imperial Holdings             366,500(b)            2,493,266


South Korea (13.2%)
Banks and savings & loans (1.1%)
Kookmin Bank                   70,290               1,972,748

Chemicals (1.4%)
LG Chem                        78,880               2,616,349

Communications equipment & services (2.1%)
SK Telecom                     27,740               3,858,486

Electronics (5.3%)
LG Electronics                 75,690               2,610,215
Samsung Electronics            23,180               5,818,848
Samsung SDI                    20,880               1,306,074
Total                                               9,735,137

See accompanying notes to investments in securities.

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8   --   AXP EMERGING MARKETS FUND   --   2003 SEMIANNUAL REPORT

Issuer                            Shares             Value(a)

South Korea (cont.)
Metals (2.2%)
Posco                          47,700              $4,024,074

Utilities -- telephone (1.1%)
KT ADR                         98,160               1,988,722

Taiwan (7.1%)
Banks and savings & loans (3.8%)
Chinatrust Financial
   Holding                  5,558,000(b)            4,336,706
Taishin Financial Holdings  5,560,000(b)            2,520,023
Total                                               6,856,729

Chemicals (1.4%)
Formosa Chemicals & Fibre   2,684,940               2,587,894

Computers & office equipment (1.1%)
Hon Hai Precision Inds        617,000               1,929,231

Transportation (0.9%)
Wan Hai Lines               2,042,000               1,651,876


Thailand (2.4%)
Banks and savings & loans (1.1%)
Kasikornbank                2,286,700(b)            1,933,587

Building materials & construction (1.4%)
Siam Cement                   886,000               2,500,724

Turkey (1.0%)
Banks and savings & loans
Akbank T.A.S.             520,846,000               1,845,910

Total common stocks
(Cost: $163,882,044)                             $167,604,597

Preferred stock (1.3%)(c)

Issuer                            Shares             Value(a)
South Korea
Samsung Electronics            19,280              $2,364,379

Total preferred stock
(Cost: $2,424,105)                                 $2,364,379

Short-term securities (10.0%)

Issuer                          Annualized            Amount         Value(a)
                               yield on date        payable at
                                of purchase          maturity
U.S. government agencies Federal Home Loan Mtge Corp Disc Nt
  06-05-03                          1.21%          $1,900,000       $1,897,905
Federal Natl Mtge Assn Disc Nts
  05-01-03                          1.23            6,100,000        6,099,792
  06-02-03                          1.18            1,900,000        1,897,945
  07-02-03                          1.18            8,400,000        8,382,989

Total short-term securities
(Cost: $18,278,723)                                                $18,278,631

Total investments in securities
(Cost: $184,584,872)(d)                                           $188,247,607

Notes to investments in securities


(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d)  At April 30, 2003,  the cost of securities  for federal income tax purposes
     was  approximately   $184,585,000  and  the  approximate   aggregate  gross
     unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                    $11,436,000
     Unrealized depreciation                                     (7,773,000)
                                                                 ----------
     Net unrealized appreciation                                $ 3,663,000
                                                                -----------

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9   --   AXP EMERGING MARKETS FUND   --   2003 SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities
Emerging Markets Portfolio

April 30, 2003 (Unaudited)

Assets
Investments in securities, at value (Note 1)*
   (identified cost $184,584,872)                                                    $188,247,607
Cash in bank on demand deposit                                                            587,206
Foreign currency holdings (identified cost $1,652,209) (Note 1)                         1,648,421
Dividends and accrued interest receivable                                                 738,962
Receivable for investment securities sold                                               3,116,231
Unrealized appreciation on foreign currency contracts held, at value (Note 5)              18,132
                                                                                           ------
Total assets                                                                          194,356,559
                                                                                      -----------

Liabilities
Payable for investment securities purchased                                             5,523,743
Unrealized depreciation on foreign currency contracts held, at value (Note 5)               2,759
Payable upon return of securities loaned (Note 4)                                       6,063,000
Accrued investment management services fee                                                  5,509
Other accrued expenses                                                                     59,153
                                                                                           ------
Total liabilities                                                                      11,654,164
                                                                                       ----------
Net assets                                                                           $182,702,395
                                                                                     ============
* Including securities on loan, at value (Note 4)                                    $  5,840,000
                                                                                     ------------

See accompanying notes to financial statements.

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10   --   AXP EMERGING MARKETS FUND   --   2003 SEMIANNUAL REPORT

Statement of operations
Emerging Markets Portfolio

Six months ended April 30, 2003 (Unaudited)
Investment Income
Income:
Dividends                                                                             $ 2,407,022
Interest                                                                                  224,486
Fee income from securities lending -- net (Note 4)                                          5,084
   Less foreign taxes withheld                                                           (199,208)
                                                                                         --------
Total income                                                                            2,437,384
                                                                                        ---------
Expenses (Note 2):
Investment management services fee                                                      1,057,546
Compensation of board members                                                               4,867
Custodian fees                                                                            109,195
Audit fees                                                                                 10,500
Other                                                                                      12,189
                                                                                           ------
Total expenses                                                                          1,194,297
                                                                                        ---------
Investment income (loss) -- net                                                         1,243,087
                                                                                        ---------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                      (7,580,875)
   Foreign currency transactions                                                         (296,002)
                                                                                         --------
Net realized gain (loss) on investments                                                (7,876,877)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                   7,869,616
                                                                                        ---------
Net gain (loss) on investments and foreign currencies                                      (7,261)
                                                                                           ------
Net increase (decrease) in net assets resulting from operations                       $ 1,235,826
                                                                                      ===========

See accompanying notes to financial statements.


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11   --   AXP EMERGING MARKETS FUND   --   2003 SEMIANNUAL REPORT


Statements of changes in net assets
Emerging Markets Portfolio
                                                            April 30, 2003               Oct. 31, 2002
                                                           Six months ended               Year ended
                                                              (Unaudited)
Operations
Investment income (loss) -- net                              $   1,243,087                 $   1,481,912
Net realized gain (loss) on investments                         (7,876,877)                   17,153,389
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets
   and liabilities in foreign currencies                         7,869,616                     4,057,136
                                                                 ---------                     ---------
Net increase (decrease) in net assets
   resulting from operations                                     1,235,826                    22,692,437
                                                                 ---------                    ----------
Proceeds from contributions                                      9,370,139                    85,703,273
Fair value of withdrawals                                      (26,352,325)                 (126,027,132)
                                                               -----------                  ------------
Net contributions (withdrawals) from partners                  (16,982,186)                  (40,323,859)
                                                               -----------                   -----------
Total increase (decrease) in net assets                        (15,746,360)                  (17,631,422)
Net assets at beginning of period                              198,448,755                   216,080,177
                                                               -----------                   -----------
Net assets at end of period                                   $182,702,395                 $ 198,448,755
                                                              ============                 =============

See accompanying notes to financial statements.

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12   --   AXP EMERGING MARKETS FUND   --   2003 SEMIANNUAL REPORT

Notes to Financial Statements
Emerging Markets Portfolio
(Unaudited as to April 30, 2003)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Emerging Markets Portfolio (the Portfolio) is a series of World Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Portfolio invests primarily in equity securities of issuers in countries with developing or emerging markets. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the Portfolio, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

--------------------------------------------------------------------------------
13   --   AXP EMERGING MARKETS FUND   --   2003 SEMIANNUAL REPORT

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

--------------------------------------------------------------------------------

14   --   AXP EMERGING MARKETS FUND   --   2003 SEMIANNUAL REPORT

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. As of April 30, 2003, foreign currency holdings consisted of multiple denominations.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium and discount using the effective interest method, is accrued daily.

--------------------------------------------------------------------------------
15   --   AXP EMERGING MARKETS FUND   --   2003 SEMIANNUAL REPORT

2. FEES AND EXPENSES

The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with American Express Financial Corporation (AEFC) to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 1.10% to 1.00% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP Emerging Markets Fund to the Lipper Emerging Markets Funds Index. Prior to Dec. 1, 2002, the maximum adjustment was 0.12% of the Portfolio's average daily net assets after deducting 1% from the performance difference. If the performance difference was less than 1%, the adjustment was zero. On Nov. 13, 2002, shareholders approved modification of the performance incentive adjustment calculation by adjusting the performance difference intervals, while retaining the previous maximum adjustment and reducing the amount of the performance difference for which no adjustment is made to 0.50%. The effect of the modifications began Dec. 1, 2002. The adjustment increased the fee by $3,489 for the six months ended April 30, 2003

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

AEFC has a Subadvisory Agreement with American Express Asset Management International Inc., a wholly-owned subsidiary of AEFC.

The Portfolio pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

--------------------------------------------------------------------------------
16   --   AXP EMERGING MARKETS FUND   --   2003 SEMIANNUAL REPORT

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $123,596,845 and $135,435,951, respectively, for the six months ended April 30, 2003. For the same period, the portfolio turnover rate was 68%. Realized gains and losses are determined on an identified cost basis.


4. LENDING OF PORTFOLIO SECURITIES

As of April 30, 2003, securities valued at $5,840,000 were on loan to brokers. For collateral, the Portfolio received $6,063,000 in cash. Income from securities lending amounted to $5,084 for the six months ended April 30, 2003. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


5. FORWARD FOREIGN CURRENCY CONTRACTS

As of April 30, 2003, the Portfolio has forward foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

Exchange date             Currency to        Currency to         Unrealized           Unrealized
                         be delivered        be received        appreciation         depreciation

May 2, 2003                 2,080,544          1,304,416         $  4,240             $   --
                          U.S. Dollar      British Pound

May 6, 2003                   488,806            305,829               --                 15
                          U.S. Dollar      British Pound

May 7, 2003                 4,332,041            608,219           13,892                 --
                   South African Rand        U.S. Dollar

May 8, 2003                 5,607,371            767,891
                   South African Rand        U.S. Dollar               --              2,744
                                                                  -------             ------

Total                                                             $18,132             $2,759
                                                                  -------             ------

--------------------------------------------------------------------------------
17   --   AXP EMERGING MARKETS FUND   --   2003 SEMIANNUAL REPORT

Financial Statements


Statement of assets and liabilities
AXP Emerging Markets Fund

April 30, 2003 (Unaudited)

Assets
Investment in Portfolio (Note 1)                                                                      $ 182,634,159
Capital shares receivable                                                                                     1,600
                                                                                                              -----
Total assets                                                                                            182,635,759
                                                                                                        -----------

Liabilities
Capital shares payable                                                                                       43,563
Accrued distribution fee                                                                                      2,487
Accrued transfer agency fee                                                                                   1,982
Accrued administrative services fee                                                                             500
Other accrued expenses                                                                                       70,140
                                                                                                             ------
Total liabilities                                                                                           118,672
                                                                                                            -------
Net assets applicable to outstanding capital stock                                                    $ 182,517,087
                                                                                                      =============

Represented by
Capital stock -- $.01 par value (Note 1)                                                              $     462,746
Additional paid-in capital                                                                              324,739,569
Undistributed net investment income                                                                         180,116
Accumulated net realized gain (loss) (Note 5)                                                          (146,535,316)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                     3,669,972
                                                                                                          ---------
Total -- representing net assets applicable to outstanding capital stock                              $ 182,517,087
                                                                                                      =============
Net assets applicable to outstanding shares:    Class A                                               $ 122,166,938
                                                Class B                                               $  59,594,843
                                                Class C                                               $     661,129
                                                Class Y                                               $      94,177
Net asset value per share of outstanding capital stock:
                                                Class A shares  30,479,672                            $        4.01
                                                Class B shares  15,599,248                            $        3.82
                                                Class C shares     172,469                            $        3.83
                                                Class Y shares      23,255                            $        4.05
                                                                                                      -------------

See accompanying notes to financial statements.
--------------------------------------------------------------------------------
18   --   AXP EMERGING MARKETS FUND   --   2003 SEMIANNUAL REPORT

Statement of operations
AXP Emerging Markets Fund

Six months ended April 30, 2003 (Unaudited)
Investment income
Income:
Dividends                                                                             $ 2,406,147
Interest                                                                                  224,404
Fee income from securities lending -- net                                                   5,082
   Less foreign taxes withheld                                                           (199,136)
                                                                                         --------
Total income                                                                            2,436,497
                                                                                        ---------
Expenses (Note 2):
Expenses allocated from Portfolio                                                       1,193,870
Distribution fee
   Class A                                                                                159,983
   Class B                                                                                314,308
   Class C                                                                                  2,236
Transfer agency fee                                                                       361,904
Incremental transfer agency fee
   Class A                                                                                 27,576
   Class B                                                                                 22,248
   Class C                                                                                    185
Service fee -- Class Y                                                                         61
Administrative services fees and expenses                                                  94,967
Compensation of board members                                                               4,450
Printing and postage                                                                       50,791
Registration fees                                                                          17,129
Audit fees                                                                                  3,500
Other                                                                                       4,558
                                                                                            -----
Total expenses                                                                          2,257,766
   Earnings credits on cash balances (Note 2)                                              (1,385)
                                                                                           ------
Total net expenses                                                                      2,256,381
Investment income (loss) -- net                                                           180,116
                                                                                          -------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                                               (7,578,164)
   Foreign currency transactions                                                         (295,883)
                                                                                         --------
Net realized gain (loss) on investments                                                (7,874,047)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                   7,866,895
                                                                                        ---------
Net gain (loss) on investments and foreign currencies                                      (7,152)
                                                                                           ------
Net increase (decrease) in net assets resulting from operations                      $    172,964
                                                                                     ============

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
19   --   AXP EMERGING MARKETS FUND   --   2003 SEMIANNUAL REPORT


Statements of changes in net assets
AXP Emerging Markets Fund
                                                                      April 30, 2003               Oct. 31, 2002
                                                                     Six months ended               Year ended
                                                                        (Unaudited)
Operations
Investment income (loss)-- net                                       $    180,116                  $  (1,038,828)
Net realized gain (loss) on investments                                (7,874,047)                    17,148,831
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies   7,866,895                      4,056,336
                                                                        ---------                      ---------
Net increase (decrease) in net assets resulting from operations           172,964                     20,166,339
                                                                          -------                     ----------

Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                             16,809,375                     92,903,611
   Class B shares                                                       2,152,089                      7,961,556
   Class C shares                                                         710,991                        691,958
   Class Y shares                                                         659,969                     23,258,477
Payments for redemptions
   Class A shares                                                     (27,164,505)                  (116,934,256)
   Class B shares (Note 2)                                             (7,591,075)                   (22,209,119)
   Class C shares (Note 2)                                               (567,502)                      (405,813)
   Class Y shares                                                        (949,611)                   (23,090,767)
                                                                         --------                    -----------
Increase (decrease) in net assets from capital share transactions     (15,940,269)                   (37,824,353)
                                                                      -----------                    -----------
Total increase (decrease) in net assets                               (15,767,305)                   (17,658,014)
Net assets at beginning of period                                     198,284,392                    215,942,406
                                                                      -----------                    -----------
Net assets at end of period                                          $182,517,087                  $ 198,284,392
                                                                     ============                  =============
Undistributed net investment income                                  $    180,116                  $          --
                                                                     ------------                  -------------


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
20   --   AXP EMERGING MARKETS FUND   --   2003 SEMIANNUAL REPORT

Notes to Financial Statements
AXP Emerging Markets Fund
(Unaudited as to April 30, 2003)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Global Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers Class A, Class B, Class C and Class Y shares.

o    Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o    Class C shares may be subject to CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Emerging Markets Portfolio
The Fund invests all of its assets in Emerging Markets Portfolio (the Portfolio), a series of World Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in equity securities of issuers in countries with developing or emerging markets.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of April 30, 2003 was 99.96%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

--------------------------------------------------------------------------------
21   --   AXP EMERGING MARKETS FUND   --   2003 SEMIANNUAL REPORT

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

--------------------------------------------------------------------------------
22   --   AXP EMERGING MARKETS FUND   --   2003 SEMIANNUAL REPORT

2. EXPENSES AND SALES CHARGES

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.10% to 0.05% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o    Class A $19.00

o    Class B $20.00

o    Class C $19.50

o    Class Y $17.00

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $92,185 for Class A, $34,220 for Class B and $94 for Class C for the six months ended April 30, 2003.

During the six months ended April 30, 2003, the Fund's transfer agency fees were reduced by $1,385 as a result of earnings credits from overnight cash balances.

--------------------------------------------------------------------------------
23   --   AXP EMERGING MARKETS FUND   --   2003 SEMIANNUAL REPORT

3. CAPITAL SHARE TRANSACTIONS

Transactions  in  shares  of  capital  stock for the  periods  indicated  are as follows:
                                                                 Six months ended April 30, 2003
                                             Class A                Class B            Class C               Class Y
Sold                                       4,155,401               554,032            189,828               161,216
Issued for reinvested distributions               --                    --                 --                    --
Redeemed                                  (6,697,532)           (1,964,194)          (149,188)             (229,135)
                                          ----------            ----------           --------              --------
Net increase (decrease)                   (2,542,131)           (1,410,162)            40,640               (67,919)
                                          ----------            ----------             ------               -------


                                                                    Year ended Oct. 31, 2002
                                             Class A                Class B            Class C               Class Y
Sold                                      21,294,247             1,862,489            166,570             5,055,225
Issued for reinvested distributions               --                    --                 --                    --
Redeemed                                 (26,885,521)           (5,372,341)           (97,581)           (4,986,689)
                                         -----------            ----------            -------            ----------
Net increase (decrease)                   (5,591,274)           (3,509,852)            68,989                68,536
                                          ----------            ----------             ------                ------

4. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by Deutsche Bank, whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. The Fund had no borrowings outstanding during the six months ended April 30, 2003.


5. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund has a capital loss carry-over of $136,370,605 as of Oct. 31, 2002, that will expire in 2006 through 2009 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------
24   --   AXP EMERGING MARKETS FUND   --   2003 SEMIANNUAL REPORT

6. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.


Class A

Per share income and capital changes(a)
Fiscal period ended Oct. 31,                               2003(g)            2002           2001           2000          1999
Net asset value, beginning of period                      $4.00              $3.69         $ 4.81          $4.99         $3.44
Income from investment operations:
Net investment income (loss)                                .01               (.01)            --           (.02)          .02
Net gains (losses) (both realized and unrealized)            --                .32          (1.12)          (.16)         1.54
Total from investment operations                            .01                .31          (1.12)          (.18)         1.56
Less distributions:
Dividends from net investment income                         --                 --             --             --          (.01)
Net asset value, end of period                            $4.01              $4.00         $ 3.69          $4.81         $4.99

Ratios/supplemental data
Net assets, end of period (in millions)                    $122               $132           $143           $234          $251
Ratio of expenses to average daily net assets(c)          2.10%(d)           2.05%          2.02%          1.83%         2.03%
Ratio of net investment income (loss)
   to average daily net assets                             .45%(d)           (.19%)         (.02%)         (.38%)         .14%
Portfolio turnover rate (excluding short-term securities)   68%               226%           193%           143%          143%
Total return(e)                                            .25%(f)           8.40%        (23.28%)        (3.60%)       45.13%

See accompanying notes to financial highlights.
--------------------------------------------------------------------------------
25   --   AXP EMERGING MARKETS FUND   --   2003 SEMIANNUAL REPORT

Class B

Per share income and capital changes(a)
Fiscal period ended Oct. 31,                               2003(g)            2002           2001           2000          1999
Net asset value, beginning of period                      $3.83              $3.56         $ 4.67          $4.88         $3.39
Income from investment operations:
Net investment income (loss)                               (.01)              (.04)          (.04)          (.07)         (.05)
Net gains (losses) (both realized and unrealized)            --                .31          (1.07)          (.14)         1.54
Total from investment operations                           (.01)               .27          (1.11)          (.21)         1.49
Net asset value, end of period                            $3.82              $3.83         $ 3.56          $4.67         $4.88

Ratios/supplemental data
Net assets, end of period (in millions)                     $60                $65            $73           $120          $130
Ratio of expenses to average daily net assets(c)          2.88%(d)           2.83%          2.79%          2.60%         2.81%
Ratio of net investment income (loss)
   to average daily net assets                            (.33%)(d)          (.95%)         (.80%)        (1.14%)        (.63%)
Portfolio turnover rate (excluding short-term securities)   68%               226%           193%           143%          143%
Total return(e)                                           (.26%)(f)          7.58%        (23.77%)        (4.30%)       43.87%

See accompanying notes to financial highlights.
--------------------------------------------------------------------------------
26   --   AXP EMERGING MARKETS FUND   --   2003 SEMIANNUAL REPORT

Class C

Per share income and capital changes(a)
Fiscal period ended Oct. 31,                               2003(g)            2002           2001        2000(b)
Net asset value, beginning of period                      $3.84              $3.56         $ 4.68          $5.64
Income from investment operations:
Net investment income (loss)                                 --               (.03)          (.04)          (.01)
Net gains (losses) (both realized and unrealized)          (.01)               .31          (1.08)          (.95)
Total from investment operations                           (.01)               .28          (1.12)          (.96)
Net asset value, end of period                            $3.83              $3.84         $ 3.56          $4.68

Ratios/supplemental data
Net assets, end of period (in millions)                      $1                 $1            $--            $--
Ratio of expenses to average daily net assets(c)          2.88%(d)           2.85%          2.79%          2.60%(d)
Ratio of net investment income (loss)
   to average daily net assets                            (.33%)(d)         (1.13%)         (.63%)        (2.06%)(d)
Portfolio turnover rate (excluding short-term securities)   68%               226%           193%           143%
Total return(e)                                           (.26%)(f)          7.87%        (23.93%)       (17.02%)(f)

See accompanying notes to financial highlights.
--------------------------------------------------------------------------------
27   --   AXP EMERGING MARKETS FUND   --   2003 SEMIANNUAL REPORT

Class Y

Per share income and capital changes(a)
Fiscal period ended Oct. 31,                               2003(g)            2002           2001           2000         1999
Net asset value, beginning of period                      $4.04              $3.72         $ 4.83          $4.99        $3.45
Income from investment operations:
Net investment income (loss)                                .01                 --            .01           (.01)         .02
Net gains (losses) (both realized and unrealized)            --                .32          (1.12)          (.15)        1.53
Total from investment operations                            .01                .32          (1.11)          (.16)        1.55
Less distributions:
Dividends from net investment income                         --                 --             --             --         (.01)
Net asset value, end of period                            $4.05              $4.04         $ 3.72          $4.83        $4.99

Ratios/supplemental data
Net assets, end of period (in millions)                     $--                $--            $--            $--          $--
Ratio of expenses to average daily net assets(c)          1.86%(d)           1.59%          1.84%          1.66%        1.88%
Ratio of net investment income (loss)
   to average daily net assets                             .39%(d)            .19%           .21%          (.29%)       1.18%
Portfolio turnover rate (excluding short-term securities)   68%               226%           193%           143%         143%
Total return(e)                                            .25%(f)           8.60%        (22.98%)        (3.21%)      45.29%

Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Adjusted to an annual basis.

(e) Total return does not reflect payment of a sales charge.

(f) Not annualized.

(g) Six months ended April 30, 2003 (Unaudited).

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28   --   AXP EMERGING MARKETS FUND   --   2003 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
(logo)
AMERICAN
   EXPRESS(R)
--------------------------------------------------------------------------------

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

AXP(R)
    Global
      Balanced
              Fund

Semiannual Report
for the Period Ended
April 30, 2003

AXP Global Balanced Fund seeks to provide shareholders with a balance of growth of capital and current income.

--------------------------------------------------------------------------------
(logo)                                                                  (logo)
American                                                                AMERICAN
   Express(R)                                                            EXPRESS
 Funds                                                                  (R)
--------------------------------------------------------------------------------

Table of Contents

Fund Snapshot                                          3

Questions & Answers
   with Portfolio Management                           4

Investments in Securities                              9

Financial Statements                                  14

Notes to Financial Statements                         17

--------------------------------------------------------------------------------
2   --   AXP GLOBAL BALANCED FUND   --   2003 SEMIANNUAL REPORT

Fund Snapshot
     AS OF APRIL 30, 2003


PORTFOLIO MANAGERS

Equity
Portfolio manager                             Mark Burgess
Since                                                 9/02
Years in industry                                       17

Fixed Income
Portfolio manager               Team led by Nic Pifer, CFA
Since                                                 2/03
Years in industry                                       12

FUND OBJECTIVE

For investors seeking a balance of growth of capital and current income.

Inception dates
A: 11/13/96       B: 11/13/96      C: 6/26/00         Y: 11/13/96

Ticker symbols
A: IDGAX          B: IGBBX         C: --              Y: AGBYX

Total net assets                             $89.5 million

Number of holdings                       approximately 130


STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

Equities

       STYLE
VALUE  BLEND  GROWTH
                X   LARGE
                    MEDIUM    SIZE
                    SMALL

Bonds

     DURATION
SHORT   INT.   LONG
                 X  HIGH
                 X  MEDIUM
                    LOW

COUNTRY COMPOSITION

Percentage of portfolio assets

United States 43.2%
United Kingdom 10.5%
Germany 7.9%
France 6.3%
Italy 5.5%
Canada 4.4%
Japan 3.9%
Austria 3.6%
Switzerland 2.5%
Norway 1.5%
Australia 1.3%
Bermuda 1.3%
Denmark 1.2%
Netherlands 1.1%
Other 5.8%

TOP TEN HOLDINGS

Percentage of portfolio assets

Buoni Poliennali Del Tes (Italy)
    4.25% 2009                                               4.4%
Oesterreich Kontrollbank (Austria)
    1.80% 2010                                               3.6
Govt of France (France)
    5.50% 2010                                               2.5
Pfizer (United States)                                       2.5
Federal Republic of Germany (Germany)
    6.50% 2027                                               2.3
General Electric (United States)                             2.3
Federal Natl Mtge Assn (United States)
    6.00% 2011                                               2.1
Govt of France (France)
    4.00% 2009                                               1.9
Federal Republic of Germany (Germany)
    5.25% 2008                                               1.8
Microsoft (United States)                                    1.7

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

There are special risk considerations associated with international investing related to market, currency, economic, political and other factors.

Fund holdings are subject to change.

--------------------------------------------------------------------------------
3   --   AXP GLOBAL BALANCED FUND   --   2003 SEMIANNUAL REPORT

Questions & Answers
                  WITH PORTFOLIO MANAGEMENT

Q:   How did AXP Global  Balanced  Fund perform in the first half of fiscal year
     2003?

A: AXP Global Balanced Fund's Class A shares, excluding sales charge, advanced 5.14% for the six-month period ended April 30, 2003. The Fund outperformed its benchmark and its peer group. The MSCI All Country World Free Index, an unmanaged all-equity index, rose 3.96% while the Lipper Global Flexible Funds Index, representing the Fund's peer group, rose 4.35%.

Q:   How did the balance between stocks and bonds affect the Fund's performance?

A: We entered the period modestly overweight in equities. Global bonds generally outpaced global equities over the six months in question, so our asset allocation between stocks and bonds actually detracted slightly from performance. In early April, we increased equities to approximately 65% (from 58%) of the portfolio and reduced bonds to 35%. We may remain overweight in equities for the year, given our expectation that equities should outperform bonds. However, we would reevaluate this position if changes in fiscal or monetary policy reduce growth. In early April, we increased equities to approximately 65% (from 58%) of the portfolio and reduced bonds to 35%. The purpose of this rebalance was to restore the overweight

(bar graph)
                 PERFORMANCE COMPARISON
   For the six-month period ended April 30, 2003
 6%
         +5.14%
 5%      (bar 1)
                                         +4.35%
 4%                        +3.96%        (bar 3)
                          (bar 2)
 3%

 2%

 1%

 0%

(bar 1) AXP Global Balanced Fund Class A (excluding sales charge)
(bar 2) MSCI All Country World Free Index (1)
(bar 3) Lipper Global Flexible Funds Index(2)

(1) Morgan Stanley Capital International (MSCI) All Country World Free Index, an unmanaged index, is compiled from a composite of securities markets of 47 countries, including Canada, the United States, and 26 emerging market countries. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

(2) The Lipper Global Flexible Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Past performance is no guarantee of future results. The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B, Class C and Class Y may vary from that shown above because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

--------------------------------------------------------------------------------
4   --   AXP GLOBAL BALANCED FUND   --   2003 SEMIANNUAL REPORT

Questions & Answers

(begin callout quote)> Our stock allocation had a neutral to positive effect on overall performance as global bonds generally outpaced global equities. (end callout quote)

     equity position we had at the beginning of the period. We ended the period a bit less overweight in equities than we started the period.

Below, Portfolio Manager Mark Burgess discusses the equity holdings of AXP Global Balanced Fund.

Q:   What factors affected the performance of the Fund's equity holdings?

A: Our substantial position in U.S. stocks was beneficial, due to both U.S. outperformance of international markets and strong results from our individual U.S. holdings. Stock selection in Canada was also favorable. Stock selection in Europe was behind our benchmark.

AVERAGE ANNUAL TOTAL RETURNS

as of April 30, 2003

                           Class A                  Class B                     Class C                 Class Y
(Inception dates)        (11/13/96)               (11/13/96)                   (6/26/00)              (11/13/96)
                     NAV(1)     POP(2)       NAV(1)     After CDSC(3)    NAV(1)   After CDSC(4)    NAV(5)   POP(5)
6 months*            +5.14%     -0.91%       +4.74%        +0.74%        +5.01%      +4.01%        +5.48%   +5.48%
1 year               -4.46%     -9.96%       -5.19%        -8.98%        -5.20%      -6.15%        -4.32%   -4.32%
5 years              -2.67%     -3.82%       -3.41%        -3.57%         N/A         N/A          -2.44%   -2.44%
Since inception      +1.16%     +0.24%       +0.41%        +0.41%       -11.77%     -11.77%        +1.38%   +1.38%

* Not annualized.

(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 5.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to institutional investors only.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. The performance shown for each class of shares will vary due to differences in sales charges and fees. Short term performance may be higher or lower than the figures shown. Visit americanexpress.com for current information.

--------------------------------------------------------------------------------
5   --   AXP GLOBAL BALANCED FUND   --   2003 SEMIANNUAL REPORT

Questions & Answers

     The Fund was underweight in Japanese stocks relative to our benchmark during the period, which helped performance. However, the few stocks we did hold still dragged down the Fund's overall performance. Recent legislation requires Japanese pension managers to liquidate certain equity holdings as part of a government-mandated restructuring and asset transfer plan. This has put tremendous selling pressure on large-cap stocks, the focus of our Japan allocation. Recently, we restructured our Japan equity investment team with a view toward broadening our Japanese exposure to include more small-cap holdings.

Q:   What changes were made to equity portfolio positioning?

A: We have had a strong thematic view that the U.S. dollar would remain weak. Consequently, we shifted some of our best sector and stock ideas toward regions where we anticipated the most favorable currency impact and tempered our weightings in North America.

     We increased exposure to technology during the period, which worked to the Fund's benefit. We also increased exposure to pharmaceutical companies and telecommunication companies. The portfolio's defensive consumer staples position was reduced because we believe much of the potential bad news for the economy has already been priced in.

     The portfolio was overweight in energy stocks prior to the start of combat in Iraq. We subsequently began reducing the position by selling into the energy rally as portfolio holdings reached our price targets. Similarly, we reduced our telecommunications position in the first quarter of 2003 as those stocks reached their price targets.

Q:   What is your outlook for global  equity markets?

A: Following recent price volatility, we believe U.S. and international equity markets are now in the process of building a base for better performance. We have seen continued cost cutting and restructuring, particularly among European and Japanese companies. Equity valuations appear attractive to us -- the dividend yield on U.K. equities surpassed the yield on long-term U.K. government bonds this past spring for the first time since the 1950s. We also think interest rates in Europe could be lowered further by year-end. We believe all of these suggest a very favorable backdrop for better performance in the global equity markets.

--------------------------------------------------------------------------------
6   --   AXP GLOBAL BALANCED FUND   --   2003 SEMIANNUAL REPORT

Questions & Answers

Below, Portfolio Manager Team Leader Nic Pifer discusses the fixed-income portion of AXP Balanced Fund's portfolio.

Q:   How did the portfolio's fixed income positioning affect six-month results?

A: Overall, the fixed income allocation had a positive impact, given that global government bonds outpaced global equities by a fairly substantial margin over the six-month period. Global bonds have benefited from the continued depreciation of the U.S. dollar, which we think will continue.

     The biggest impact on performance has been the success of our currency positioning. We continued to overweight the currencies of commodity-driven markets, including Canada, Australia and Norway. We were also overweight in the Euro and underweight in the Yen. The portfolio's overweight in European government bonds added to performance as well. Since the beginning of calendar 2003, investors have been reallocating from U.S. government bonds to Euro government bonds, which underperformed last year.

     The portfolio's corporate position and its emerging markets holdings, specifically in Brazil, also had a meaningful positive impact. We sold our Brazilian bonds at the beginning of April. Given their previous outperformance, we believed future appreciation was limited, while risk had increased.

Q: What other changes did you make to the fixed income portion of the portfolio?

A: During the period, we underweighted the U.S. where we kept duration in line with our benchmark. We overweighted European government bonds, which we think will continue to do well for three reasons. First, yields are higher than that of U.S. government bonds. Second, there is little inflationary pressure in Europe, so interest rates should stay relatively low and could go lower due to widening output gap. Finally, continued weakness in the U.S. dollar would favor Euro bonds. We preferred to buy higher yielding government bonds, such as Greek bonds, within the Euroland sector and intend to add a small percentage in non-Euro denominated European bonds, such as Hungarian bonds for convergence trade. Although still overweighted in the Euro, we have hedged our exposure somewhat to mitigate currency risk. We have gradually reduced our U.K. allocation.

--------------------------------------------------------------------------------
7   --   AXP GLOBAL BALANCED FUND   --   2003 SEMIANNUAL REPORT

Questions & Answers

     We continued to underweight Japan where government bond yields are so low that any investment comes down to a speculation on currency. We don't think there is much potential for the yen to appreciate because the Japanese central bank has been checking the strength of the yen against the dollar by intervening in the foreign exchange market.

     We slightly reduced our exposure to the corporate sector, composed primarily of U.S. corporate bonds. We have become more cautious on corporate bonds following their recent strong performance and are unlikely to increase our corporate position until valuations become more reasonable.

Q:   Can you elaborate on the Fund's  sector-based approach to bond selection?

A: Another change during the period was an increased emphasis by the Fund's managers to use a team-based approach. If and when the Fund tilts more toward broader bond diversification and increases its number of holdings, sector experts will help the Fund identify opportunities as they develop.

Q:   What is your outlook for the global  bond market?

A: As fixed income investors have shifted their attention back to the economy, their level of caution has remained high. Since more negative economic data is possible and economic uncertainty is unlikely to be alleviated in the near term, we think interest rates will probably remain range bound, with a possibility to drift lower as concerns about deflation persist. In this environment, our goal is to maximize this portion of the portfolio's yield potential, while maintaining a prudent risk level.

--------------------------------------------------------------------------------
8   --   AXP GLOBAL BALANCED FUND   --   2003 SEMIANNUAL REPORT

Investments in Securities

AXP Global Balanced Fund
April 30, 2003 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (62.8%)(c)
Issuer                                         Shares                   Value(a)

Australia (0.7%)

Banks and savings & loans (0.4%)
Australia & New Zealand
   Banking Group                               30,600                   $356,995

Retail (0.3%)
Woolworths                                     32,499                    262,660

Belgium (0.2%)

Insurance
Fortis                                         11,400                    189,818

Bermuda (1.3%)

Multi-industry conglomerates
Accenture Cl A                                 16,300(b)                 261,126
Tyco Intl                                      57,165                    891,774
Total                                                                  1,152,900

Canada (2.7%)

Energy (0.5%)
EnCana                                         15,000                    491,531

Insurance (1.1%)
Sun Life Financial Services
   of Canada                                   48,505                    995,729

Media (0.4%)
Thomson                                        11,362                    335,728

Metals (0.2%)
Alcan                                           5,967                    174,693

Utilities -- telephone (0.4%)
BCE                                            19,525                    385,848

Finland (0.9%)

Communications equipment & services
Nokia                                          47,631                    805,848

France (1.8%)

Banks and savings & loans (0.8%)
BNP Paribas                                    14,523                    681,695

Energy (1.0%)
TotalFinaElf                                    7,355                    964,462

Germany (0.4%)

Communications equipment & services
Deutsche Telekom                               24,034                    321,327

Hong Kong (0.3%)

Financial services
Cheung Kong                                    45,000                    248,684

Ireland (0.2%)

Financial services
Irish Life & Permanent                         12,980                    150,651

Japan (3.8%)

Automotive & related (0.4%)
Nissan Motor                                   44,000                    337,582

Communications equipment & services (0.4%)
NTT DoCoMo                                        179                    369,227

Computers & office equipment (0.2%)
Canon                                           5,000                    202,079

Electronics (0.5%)
Keyence                                         2,090                    335,949
Tokyo Electron                                  4,000                    149,925
Total                                                                    485,874

Financial services (0.5%)
Nomura Holdings                                23,000                    227,763
Sumitomo Trust & Banking                       65,000                    184,219
Total                                                                    411,982

Furniture & appliances (0.1%)
Matsushita Electric Industrial                 16,000                    127,453

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
9   --   AXP GLOBAL BALANCED FUND   --   2003 SEMIANNUAL REPORT

Issuer                                         Shares                   Value(a)

Japan (cont.)

Industrial equipment & services (0.2%)
SMC                                             2,100                   $158,125

Media (0.1%)
Sony                                            2,200                     53,497

Multi-industry conglomerates (0.3%)
Mitsubishi                                     20,000                    118,900
Sumitomo Chemical                              50,000                    135,418
Total                                                                    254,318

Retail (0.3%)
Seven-Eleven Japan                             11,000                    261,949

Textiles & apparel (0.2%)
Asahi Glass                                    42,000                    223,629

Transportation (0.6%)
East Japan Railway                                 66                    298,843
Yamato Transport                               20,000                    223,713
Total                                                                    522,556

Mexico (0.6%)

Financial services
Grupo Financiero BBVA
   Bancomer Cl B                              599,981(b)                 521,165

Netherlands (1.1%)

Food
Unilever                                       15,069                    949,320

Portugal (0.6%)

Utilities -- telephone
Portugal Telecom                               80,363                    574,882

Singapore (0.5%)

Banks and savings & loans
United Overseas Bank                           74,000                    433,431

South Korea (0.3%)

Communications equipment & services
SK Telecom                                      2,220                    308,790

Spain (0.8%)

Beverages & tobacco
Altadis                                        27,300                    703,783

Switzerland (2.4%)

Banks and savings & loans (1.2%)
UBS                                            23,276                  1,104,335

Health care (1.2%)
Novartis                                       27,344                  1,078,599

Taiwan (0.7%)

Banks and savings & loans (0.3%)
Chinatrust Financial Holding                  431,000(b)                 336,294

Electronics (0.4%)
Taiwan Semiconductor Mfg                      243,000(b)                 333,201

United Kingdom (8.8%)

Banks and savings & loans (0.6%)
Lloyds TSB Group                               86,196                    566,894

Computer software & services (0.5%)
Sage Group                                    185,546                    411,462

Energy (0.9%)
BP                                            127,207                    806,119

Financial services (0.8%)
HSBC Holdings                                  66,154                    724,784

Food (0.4%)
Compass Group                                  83,018                    382,129

Health care (2.3%)
GlaxoSmithKline                                61,590                  1,234,391
Smith & Nephew                                123,778                    825,439
Total                                                                  2,059,830

Insurance (0.3%)
Willis Group Holdings                           7,900                    246,401

Media (0.7%)
British Sky Broadcasting Group                 60,366(b)                 625,672

Metals (0.3%)
Rio Tinto                                      15,108                    288,790

Retail (0.6%)
Marks & Spencer Group                         114,364                    532,811

Utilities -- telephone (1.4%)
Vodafone Group                                613,554                  1,211,057

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
10   --   AXP GLOBAL BALANCED FUND   --   2003 SEMIANNUAL REPORT

Issuer                                         Shares                   Value(a)

United States (34.7%)

Aerospace & defense (0.5%)
Lockheed Martin                                 9,400                   $470,470

Banks and savings & loans (1.0%)
Bank of America                                12,500                    925,625

Beverages & tobacco (1.1%)
Altria Group                                   14,700                    452,172
PepsiCo                                        13,300                    575,624
Total                                                                  1,027,796

Building materials & construction (0.7%)
Weyerhaeuser                                   13,500                    669,465

Communications equipment & services (0.8%)
Verizon Communications                         19,700                    736,386

Computer software & services (1.7%)
Microsoft                                      57,890                  1,480,247

Computers & office equipment (2.3%)
Cisco Systems                                  40,315(b)                 606,338
Dell Computer                                  50,178(b)               1,450,646
Total                                                                  2,056,984

Electronics (1.2%)
Intel                                          38,900                    715,760
Texas Instruments                              18,600                    343,914
Total                                                                  1,059,674

Energy (1.8%)
ConocoPhillips                                 10,448                    525,534
Exxon Mobil                                    32,100                  1,129,920
Total                                                                  1,655,454

Energy equipment & services (0.6%)
Baker Hughes                                   17,900                    501,200

Financial services (2.7%)
Citigroup                                      36,562                  1,435,059
Goldman Sachs Group                            12,400                    941,160
Total                                                                  2,376,219

Food (0.5%)
Sysco                                          15,600                    448,188

Health care (4.7%)
Johnson & Johnson                              18,700                  1,053,932
Pfizer                                         71,730                  2,205,697
Wyeth                                          22,300                    970,719
Total                                                                  4,230,348

Health care services (1.0%)
McKesson                                       32,700                    907,098


Household products (2.3%)
Estee Lauder Cl A                              17,500                    568,750
Kimberly-Clark                                 11,300                    562,401
Procter & Gamble                               10,200                    916,470
Total                                                                  2,047,621

Industrial equipment & services (1.0%)
Illinois Tool Works                            13,800                    882,924

Insurance (2.6%)
American Intl Group                            25,160                  1,458,022
Travelers Property Casualty Cl A               51,904                    842,402
Total                                                                  2,300,424

Leisure time & entertainment (1.7%)
Carnival                                       27,600                    761,484
Mattel                                         34,900                    758,726
Total                                                                  1,520,210

Media (0.7%)
Clear Channel Communications                   14,900(b)                 582,739

Multi-industry conglomerates (3.3%)
General Electric                               67,510                  1,988,170
S&P Depositary Receipts                        10,400                    956,488
Total                                                                  2,944,658

Restaurants & lodging (0.7%)
Hilton Hotels                                  43,900                    584,748

Retail (1.9%)
Office Depot                                   37,200(b)                 470,952
Wal-Mart Stores                                21,100                  1,188,352
Total                                                                  1,659,304

Total common stocks
(Cost: $58,652,205)                                                  $56,194,371

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
11   --   AXP GLOBAL BALANCED FUND   --   2003 SEMIANNUAL REPORT

Bonds (33.9%)(c)
Issuer            Coupon             Principal               Value(a)
                   rate               amount
Australia (0.6%)
New South Wales Treasury
  (Australian Dollar)
   04-01-04         7.00%             600,000                 $383,156
   03-01-08         8.00              200,000                  140,585
Total                                                          523,741


Austria (3.6%)

Oesterreich Kontrollbank
  (Japanese Yen)
   03-22-10         1.80          347,000,000                3,201,588

Canada (1.7%)

Govt of Canada
  (Canadian Dollar)
   12-01-06         7.00              720,000                  550,740
   06-01-08         6.00              800,000                  598,701
Province of British Columbia
  (Canadian Dollar)
   12-01-06         5.25              500,000                  360,699
Total                                                        1,510,140

Denmark (1.2%)

Kingdom of Denmark
  (Danish Krone)
   05-15-03         8.00              600,000                   90,369
   08-15-05         5.00            6,000,000                  944,378
Total                                                        1,034,747

France (4.4%)

Govt of France
  (European Monetary Unit)
   10-25-09         4.00            1,500,000                1,703,791
   04-25-10         5.50            1,800,000                2,221,296
Total                                                        3,925,087

Germany (7.5%)

Allgemeine Hypo Bank
  (European Monetary Unit)
   09-02-09         5.00              850,000(d)             1,010,176
Federal Republic of Germany
  (European Monetary Unit)
   01-05-06         6.00              300,000                  362,866
   01-04-08         5.25            1,285,000                1,558,491
   07-04-08         4.75              725,000                  862,192
   07-04-10         5.25              250,000                  303,620
   06-20-16         6.00              434,598                  561,094
   07-04-27         6.50            1,475,000                2,024,290
Total                                                        6,682,729

Italy (5.4%)

Buoni Poliennali Del Tes
  (European Monetary Unit)
   11-01-09         4.25            3,400,000                3,915,668
   11-01-29         5.25              800,000                  934,084
Total                                                        4,849,752

Norway (1.5%)

Govt of Norway
  (Norwegian Krone)
   11-30-04         5.75            4,350,000                  630,389
   05-15-09         5.50            5,000,000                  730,685
Total                                                        1,361,074

Supra National (0.6%)

Intl Bank Reconstruction & Development
  (Japanese Yen)
   02-18-08         2.00           55,000,000                  500,698

United Kingdom (1.5%)

Greater Beijing First Expressways
  (U.S. Dollar) Sr Nts
   06-15-07         9.50              170,000(b)               105,400
United Kingdom Treasury
  (British Pound)
   12-07-05         8.50              700,000                1,253,175
Total                                                        1,358,575

United States (6.0%)

Citicorp
  (Deutsche Mark)
   09-19-09         6.25            1,000,000                  619,081
ConocoPhillips
  (U.S. Dollar)
   03-15-28         7.13              200,000                  218,004
Federal Natl Mtge Assn
  (U.S. Dollar)
   05-15-11         6.00            1,620,000                1,844,724
   07-01-13         6.00              328,743                  345,413
Intl Paper
  (European Monetary Unit)
   08-11-06         5.38              560,000                  647,696
U.S. Treasury (U.S. Dollar)
   02-15-06         5.63              500,000                  551,172
   11-15-16         7.50              870,000                1,145,681
Total                                                        5,371,771

Total bonds
(Cost: $26,001,410)                                        $30,319,902

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
12   --   AXP GLOBAL BALANCED FUND   --   2003 SEMIANNUAL REPORT

Short-term securities (1.8%)
Issuer           Annualized            Amount                 Value(a)
                yield on date        payable at
                 of purchase          maturity

U.S. government agencies (1.0%)

Federal Home Loan Bank Disc Nt
   05-09-03         1.12%            $200,000                 $199,944
Federal Natl Mtge Assn Disc Nts
   05-21-03         1.23              200,000                  199,870
   06-04-03         1.18              500,000                  499,426
Total                                                          899,240

Commercial paper (0.8%)
Danske
   06-09-03         1.24             $700,000                 $699,036

Total short-term securities
(Cost: $1,598,318)                                          $1,598,276

Total investments in securities
(Cost: $86,251,933)(e)                                     $88,112,549

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) At April 30, 2003, the cost of securities for federal income tax purposes was approximately $86,252,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                               $ 6,368,000
     Unrealized depreciation                                (4,507,000)
                                                            ----------
     Net unrealized appreciation                           $ 1,861,000
                                                           -----------

--------------------------------------------------------------------------------
13   --   AXP GLOBAL BALANCED FUND   --   2003 SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Global Balanced Fund

April 30, 2003 (Unaudited)
Assets

Investments in securities, at value (Note 1)
     (identified cost $86,251,933)                                                                      $ 88,112,549
Cash in bank on demand deposit                                                                               658,141
Foreign currency holdings (identified cost $152,480) (Note 1)                                                151,778
Capital shares receivable                                                                                     10,857
Dividends and accrued interest receivable                                                                    817,862
Receivable for investment securities sold                                                                    426,811
Unrealized appreciation on foreign currency contracts held, at value (Note 5)                                  1,616
                                                                                                               -----
Total assets                                                                                              90,179,614
                                                                                                          ----------
Liabilities
Capital shares payable                                                                                         4,599
Payable for investment securities purchased                                                                  454,485
Unrealized depreciation on foreign currency contracts held, at value (Note 5)                                105,218
Accrued investment management services fee                                                                     1,922
Accrued distribution fee                                                                                       1,269
Accrued service fee                                                                                               13
Accrued transfer agency fee                                                                                      675
Accrued administrative services fee                                                                              146
Other accrued expenses                                                                                        63,456
                                                                                                              ------
Total liabilities                                                                                            631,783
                                                                                                             -------
Net assets applicable to outstanding capital stock                                                      $ 89,547,831
                                                                                                        ============
Represented by
Capital stock -- $.01 par value (Note 1)                                                                $    210,581
Additional paid-in capital                                                                               137,389,748
Undistributed net investment income                                                                          345,981
Accumulated net realized gain (loss) (Note 7)                                                            (50,193,361)
Unrealized appreciation (depreciation) on investments
     and on translation of assets and liabilities in foreign currencies (Note 5)                           1,794,882
                                                                                                           ---------
Total -- representing net assets applicable to outstanding capital stock                                $ 89,547,831
                                                                                                        ============
Net assets applicable to outstanding shares:                Class A                                     $ 50,585,051
                                                            Class B                                     $ 33,345,650
                                                            Class C                                     $    693,778
                                                            Class Y                                     $  4,923,352
Net asset value per share of outstanding capital stock:     Class A shares         11,811,750           $       4.28
                                                            Class B shares          7,937,455           $       4.20
                                                            Class C shares            165,714           $       4.19
                                                            Class Y shares          1,143,195           $       4.31
                                                                                    ---------           ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14   --   AXP GLOBAL BALANCED FUND   --   2003 SEMIANNUAL REPORT

Statement of operations
AXP Global Balanced Fund

Six months ended April 30, 2003 (Unaudited)
Investment income
Income:
Dividends                                                                             $    526,303
Interest                                                                                   718,439
Fee income from securities lending -- net (Note 3)                                             372
     Less foreign taxes withheld                                                           (52,757)
                                                                                           -------
Total income                                                                             1,192,357
                                                                                         ---------
Expenses (Note 2):
Investment management services fee                                                         346,835
Distribution fee
     Class A                                                                                63,916
     Class B                                                                               169,052
     Class C                                                                                 3,468
Transfer agency fee                                                                        129,540
Incremental transfer agency fee
     Class A                                                                                 7,797
     Class B                                                                                 8,202
     Class C                                                                                   145
Service fee -- Class Y                                                                       1,978
Administrative services fees and expenses                                                   26,477
Compensation of board members                                                                4,867
Custodian fees                                                                              16,125
Printing and postage                                                                        31,426
Registration fees                                                                           20,414
Audit fees                                                                                   9,750
Other                                                                                        4,875
                                                                                             -----
Total expenses                                                                             844,867
     Earnings credits on cash balances (Note 2)                                               (820)
                                                                                              ----
Total net expenses                                                                         844,047
                                                                                           -------
Investment income (loss) -- net                                                            348,310
                                                                                           -------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
     Security transactions (Note 3)                                                     (4,490,272)
     Foreign currency transactions                                                        (290,755)
                                                                                          --------
Net realized gain (loss) on investments                                                 (4,781,027)
Net change in unrealized appreciation (depreciation) on investments
     and on translation of assets and liabilities in foreign currencies                  8,846,775
                                                                                         ---------
Net gain (loss) on investments and foreign currencies                                    4,065,748
                                                                                         ---------
Net increase (decrease) in net assets resulting from operations                        $ 4,414,058
                                                                                       ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
15   --   AXP GLOBAL BALANCED FUND   --   2003 SEMIANNUAL REPORT

Statements of changes in net assets
AXP Global Balanced Fund
                                                                                April 30, 2003        Oct. 31, 2002
                                                                               Six months ended        Year ended
                                                                                  (Unaudited)
Operations and distributions
Investment income (loss) -- net                                                   $   348,310         $  1,285,246
Net realized gain (loss) on investments                                            (4,781,027)         (10,651,422)
Net change in unrealized appreciation (depreciation) on investments
     and on translation of assets and liabilities in foreign currencies             8,846,775           (2,044,378)
                                                                                    ---------           ----------
Net increase (decrease) in net assets resulting from operations                     4,414,058          (11,410,554)
                                                                                    ---------          -----------
Distributions to shareholders from:
     Net investment income
       Class A                                                                       (117,759)            (398,116)
       Class B                                                                             --              (62,042)
       Class C                                                                             --               (1,400)
       Class Y                                                                        (12,698)             (16,493)
                                                                                      -------              -------
Total distributions                                                                  (130,457)            (478,051)
                                                                                     --------             --------
Capital share transactions (Note 4)
Proceeds from sales
     Class A shares (Note 2)                                                        3,929,234           23,355,046
     Class B shares                                                                 1,597,087            5,643,206
     Class C shares                                                                    67,489              437,256
     Class Y shares                                                                 1,683,457            3,051,849
Reinvestment of distributions at net asset value
     Class A shares                                                                   112,915              380,548
     Class B shares                                                                        --               60,167
     Class C shares                                                                        --                1,391
     Class Y shares                                                                    12,695               16,486
Payments for redemptions
     Class A shares                                                                (9,775,551)         (42,926,054)
     Class B shares (Note 2)                                                       (5,381,578)         (18,768,163)
     Class C shares (Note 2)                                                         (117,385)            (187,066)
     Class Y shares                                                                  (547,215)          (1,568,467)
                                                                                     --------           ----------
Increase (decrease) in net assets from capital share transactions                  (8,418,852)         (30,503,801)
                                                                                   ----------          -----------
Total increase (decrease) in net assets                                            (4,135,251)         (42,392,406)
Net assets at beginning of period                                                  93,683,082          136,075,488
                                                                                   ----------          -----------
Net assets at end of period                                                       $89,547,831         $ 93,683,082
                                                                                  ===========         ============
Undistributed net investment income                                               $   345,981         $    128,128
                                                                                  -----------         ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16   --   AXP GLOBAL BALANCED FUND   --   2003 SEMIANNUAL REPORT

Notes to Financial Statements

AXP Global Balanced Fund

(Unaudited as to April 30, 2003)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Global Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified open-end management investment company. The Fund invests primarily in equity and debt securities of issuers throughout the world. AXP Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers Class A, Class B, Class C and Class Y shares.

o    Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o    Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------
17   --   AXP GLOBAL BALANCED FUND   --   2003 SEMIANNUAL REPORT

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principle market in which foreign securities are traded, and before the close of business of the Fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

--------------------------------------------------------------------------------
18   --   AXP GLOBAL BALANCED FUND   --   2003 SEMIANNUAL REPORT

Futures transactions

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. As of April 30, 2003 foreign currency consisted of multiple denominations.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation and/or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

--------------------------------------------------------------------------------
19   --   AXP GLOBAL BALANCED FUND   --   2003 SEMIANNUAL REPORT

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium and discount using the effective interest method, is accrued daily.

--------------------------------------------------------------------------------
20   --   AXP GLOBAL BALANCED FUND   --   2003 SEMIANNUAL REPORT

2. EXPENSES AND SALES CHARGES

The Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.79% to 0.665% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Global Flexible Funds Index. Prior to Dec. 1, 2002, the maximum adjustment was 0.12% of the Fund's average daily net assets after deducting 1% from the performance difference. If the performance difference was less than 1%, the adjustment was zero. On Nov. 13, 2002, shareholders approved modification of the performance incentive adjustment calculation by adjusting the performance difference intervals, while retaining the previous maximum adjustment and reducing the amount of the performance difference for which no adjustment is made to 0.50%. The effect of the modifications began Dec. 1, 2002. The adjustment decreased the fee by $7,059 for the six months ended April 30, 2003.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.035% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

AEFC has a Subadvisory Agreement with American Express Asset Management International Inc., a wholly owned subsidiary of AEFC.

--------------------------------------------------------------------------------
21   --   AXP GLOBAL BALANCED FUND   --   2003 SEMIANNUAL REPORT

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.00

o  Class B $20.00

o  Class C $19.50

o  Class Y $17.00

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $50,760 for Class A, $12,753 for Class B and $26 for Class C for the six months ended April 30, 2003.

During the six months ended April 30, 2003, the Fund's custodian and transfer agency fees were reduced by $820 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $16,531,853 and $24,993,546, respectively, for the six months ended April 30, 2003. Realized gains and losses are determined on an identified cost basis.

Income from securities lending amounted to $372 for the six months ended April 30, 2003. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

--------------------------------------------------------------------------------
22   --   AXP GLOBAL BALANCED FUND   --   2003 SEMIANNUAL REPORT

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                             Six months ended April 30, 2003
                                              Class A           Class B          Class C           Class Y
Sold                                          949,234           393,505           16,628           404,646
Issued for reinvested distributions            27,340                --               --             3,059
Redeemed                                   (2,370,332)       (1,329,901)         (28,879)         (131,802)
                                           ----------        ----------          -------          --------
Net increase (decrease)                    (1,393,758)         (936,396)         (12,251)          275,903
                                           ----------          --------          -------           -------

                                                                Year ended Oct. 31, 2002
                                              Class A           Class B          Class C           Class Y
Sold                                        5,328,588         1,283,731          101,110           689,459
Issued for reinvested distributions            82,548            13,194              306             3,561
Redeemed                                   (9,813,471)       (4,337,810)         (45,171)         (356,436)
                                           ----------        ----------          -------          --------
Net increase (decrease)                    (4,402,335)       (3,040,885)          56,245           336,584
                                           ----------        ----------           ------           -------

5. FORWARD FOREIGN CURRENCY CONTRACTS

As of April 30, 2003, the Fund has forward foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

Exchange date             Currency to              Currency to      Unrealized        Unrealized
                         be delivered              be received    appreciation      depreciation
May 1, 2003                 1,485,000                   12,351          $   --          $    101
                         Japanese Yen              U.S. Dollar
May 2, 2003                   139,607                  126,536           1,607                --
                          U.S. Dollar   European Monetary Unit
May 5, 2003                   158,584                   99,194              --                 8
                    Australian Dollar              U.S. Dollar
May 6, 2003                   188,125                  300,680               9                --
                        British Pound              U.S. Dollar
May 6, 2003                 1,727,616                   14,481              --                 2
                         Japanese Yen              U.S. Dollar
May 15, 2003                2,200,000                2,367,200              --            86,837
               European Monetary Unit              U.S. Dollar
May 15, 2003              327,000,000                2,725,000              --            18,270
                         Japanese Yen              U.S. Dollar
                                                                        ------          --------
Total                                                                   $1,616          $105,218
                                                                        ------          --------

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23   --   AXP GLOBAL BALANCED FUND   --   2003 SEMIANNUAL REPORT

6. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by Deutsche Bank, whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. The Fund had no borrowings outstanding during the six months ended April 30, 2003.

7. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund has a capital loss carry-over of $44,974,747 as of Oct. 31, 2002, that will expire in 2009 and 2010 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------
24   --   AXP GLOBAL BALANCED FUND   --   2003 SEMIANNUAL REPORT

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended Oct. 31,                                                2003(g)      2002       2001       2000       1999
Net asset value, beginning of period                                         $4.08      $4.53     $ 6.27      $6.61      $5.79
Income from investment operations:
Net investment income (loss)                                                   .02        .07        .07        .08        .09
Net gains (losses) (both realized and unrealized)                              .19       (.50)     (1.27)       .12        .82
Total from investment operations                                               .21       (.43)     (1.20)       .20        .91
Less distributions:
Dividends from net investment income                                          (.01)      (.02)      (.03)      (.03)      (.07)
Distributions from realized gains                                               --         --       (.51)      (.51)      (.02)
Total distributions                                                           (.01)      (.02)      (.54)      (.54)      (.09)
Net asset value, end of period                                               $4.28      $4.08     $ 4.53      $6.27      $6.61

Ratios/supplemental data
Net assets, end of period (in millions)                                        $51        $54        $80       $110       $100
Ratio of expenses to average daily net assets(c)                             1.60%(d)   1.48%      1.45%      1.31%      1.40%
Ratio of net investment income (loss) to average daily net assets            1.06%(d)   1.38%      1.18%      1.26%      1.43%
Portfolio turnover rate (excluding short-term securities)                      19%        99%       173%       110%        99%
Total return(e)                                                              5.14%(f)  (9.48%)   (20.63%)     2.62%     15.53%

See accompanying notes to financial highlights.

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25   --   AXP GLOBAL BALANCED FUND   --   2003 SEMIANNUAL REPORT

Class B
Per share income and capital changes(a)
Fiscal period ended Oct. 31,                                                 2003(g)     2002       2001       2000       1999
Net asset value, beginning of period                                         $4.01      $4.47     $ 6.21      $6.58      $5.77
Income from investment operations:
Net investment income (loss)                                                    --        .04        .01        .04        .03
Net gains (losses) (both realized and unrealized)                              .19       (.49)     (1.24)       .12        .83
Total from investment operations                                               .19       (.45)     (1.23)       .16        .86
Less distributions:
Dividends from net investment income                                            --       (.01)        --       (.02)      (.03)
Distributions from realized gains                                               --         --       (.51)      (.51)      (.02)
Total distributions                                                             --       (.01)      (.51)      (.53)      (.05)
Net asset value, end of period                                               $4.20      $4.01     $ 4.47      $6.21      $6.58
 Ratios/supplemental data

Net assets, end of period (in millions)                                        $33        $36        $53        $77        $68
Ratio of expenses to average daily net assets(c)                             2.37%(d)   2.25%      2.21%      2.07%      2.16%
Ratio of net investment income (loss) to average daily net assets             .30%(d)    .61%       .42%       .51%       .66%
Portfolio turnover rate (excluding short-term securities)                      19%        99%       173%       110%        99%
Total return(e)                                                              4.74%(f) (10.19%)   (21.21%)     1.95%     14.89%

See accompanying notes to financial highlights.

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26   --   AXP GLOBAL BALANCED FUND   --   2003 SEMIANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended Oct. 31,                                                 2003(g)     2002       2001    2000(b)
Net asset value, beginning of period                                         $3.99      $4.46     $ 6.21      $6.58
Income from investment operations:
Net investment income (loss)                                                    --        .03        .02        .01
Net gains (losses) (both realized and unrealized)                              .20       (.49)     (1.24)      (.38)
Total from investment operations                                               .20       (.46)     (1.22)      (.37)
Less distributions:
Dividends from net investment income                                            --       (.01)      (.02)        --
Distributions from realized gains                                               --         --       (.51)        --
Total distributions                                                             --       (.01)      (.53)        --
Net asset value, end of period                                               $4.19      $3.99     $ 4.46      $6.21

Ratios/supplemental data
Net assets, end of period (in millions)                                         $1         $1         $1        $--
Ratio of expenses to average daily net assets(c)                             2.36%(d)   2.24%      2.21%      2.07%(d)
Ratio of net investment income (loss) to average daily net assets             .30%(d)    .60%       .41%       .47%(d)
Portfolio turnover rate (excluding short-term securities)                      19%        99%       173%       110%
Total return(e)                                                              5.01%(f) (10.34%)   (21.17%)    (5.62%)(f)

See accompanying notes to financial highlights.

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27   --   AXP GLOBAL BALANCED FUND   --   2003 SEMIANNUAL REPORT

Class Y
Per share income and capital changes(a)
Fiscal period ended Oct. 31,                                               2003(g)       2002       2001       2000       1999
Net asset value, beginning of period                                         $4.10      $4.56     $ 6.30      $6.62      $5.79
Income from investment operations:
Net investment income (loss)                                                   .03        .07        .08        .10        .09
Net gains (losses) (both realized and unrealized)                              .19       (.50)     (1.28)       .13        .84
Total from investment operations                                               .22       (.43)     (1.20)       .23        .93
Less distributions:
Dividends from net investment income                                          (.01)      (.03)      (.03)      (.04)      (.08)
Distributions from realized gains                                               --         --       (.51)      (.51)      (.02)
Total distributions                                                           (.01)      (.03)      (.54)      (.55)      (.10)
Net asset value, end of period                                               $4.31      $4.10     $ 4.56      $6.30      $6.62

Ratios/supplemental data
Net assets, end of period (in millions)                                         $5         $4         $2         $1        $--
Ratio of expenses to average daily net assets(c)                             1.42%(d)   1.30%      1.31%      1.20%      1.15%
Ratio of net investment income (loss) to average daily net assets            1.29%(d)   1.52%      1.35%      1.51%      1.65%
Portfolio turnover rate (excluding short-term securities)                      19%        99%       173%       110%        99%
Total return(e)                                                              5.48%(f)  (9.55%)   (20.40%)     2.99%     15.76%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

(g)  Six months ended April 30, 2003 (Unaudited).

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28   --   AXP GLOBAL BALANCED FUND   --   2003 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
(logo)
AMERICAN
   EXPRESS(R)
--------------------------------------------------------------------------------

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

AXP(R)
  Global
      Bond
         Fund

Semiannual Report
for the Period Ended
April 30, 2003

AXP Global Bond Fund seeks to provide shareholders with high total return through income and growth of capital.

--------------------------------------------------------------------------------
(logo)                                                                  (logo)
American                                                                AMERICAN
   Express(R)                                                            EXPRESS
 Funds                                                                  (R)
--------------------------------------------------------------------------------

Table of Contents
Fund Snapshot                                               3
Questions & Answers  with Portfolio Management              4
Investments in Securities                                   8
Financial Statements (Portfolio)                           16
Notes to Financial Statements (Portfolio)                  19
Financial Statements (Fund)                                23
Notes to Financial Statements (Fund)                       26

(Dalbar logo)

American Express(R) Funds' reports to shareholders have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.

--------------------------------------------------------------------------------
2   --   AXP GLOBAL BOND FUND   --   2003 SEMIANNUAL REPORT

Fund Snapshot
       AS OF APRIL 30, 2003

PORTFOLIO MANAGER

Portfolio manager          Team led by Nic Pifer, CFA
Since                                            5/00
Years in industry                                  12

FUND OBJECTIVE

For investors seeking high total return through income and growth of capital.

Inception dates
A: 3/20/89        B: 3/20/95        C: 6/26/00    Y: 3/20/95

Ticker symbols
A: IGBFX          B: IGLOX          C: --         Y: --

Total net assets                       $553.2 million

Number of holdings                  approximately 200

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.
     DURATION
SHORT  INT.  LONG
        X     X   HIGH
                  MEDIUM
                  LOW

COUNTRY COMPOSITION

Percentage of portfolio assets

(pie chart)

United States 38.7%
Germany 9.8%
Italy 8.5%
France 7.3%
Canada 5.4%
Spain 3.6%
Greece 3.0%
United Kingdom 2.9%
Supra National 2.6%
Finland 2.0%
Hungary 1.9%
Norway 1.9%
Belgium 1.3%
Australia 1.1%
Japan 1.1%
Denmark 1.0%
Other 7.9%

CREDIT QUALITY SUMMARY

Percentage of portfolio assets

AAA bonds                                     61.6%
AA bonds                                      14.0
A bonds                                        6.0
BAA bonds                                      2.5
Non-investment grade bonds                     5.5

There are special risk considerations associated with international investing related to market, currency, economic, political and other factors.

Fund holdings are subject to change.

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3   --   AXP GLOBAL BOND FUND   --   2003 SEMIANNUAL REPORT

Questions & Answers WITH PORTFOLIO MANAGEMENT

Q:   How did AXP Global Bond Fund perform for the first half of fiscal year
     2003?

A: AXP Global Bond Fund's Class A shares, excluding sales charge, climbed 9.76% for the six months ended April 30, 2003, outperforming both its current benchmark, the Lehman Brothers Global Aggregate Index, and its peer group as represented by the Lipper Global Income Funds Index, which rose 8.50% and 9.52%, respectively. The CitiGroup World Government Bond Index, the Fund's benchmark in calendar year 2002, returned 9.73% for the same period.

Q:   What factors most affected performance during the period?

A: Three factors helped the Fund generate strong results between November and April. First, a weakening dollar versus world currencies helped performance dramatically. (See chart on page 5.) The dollar's decline was most evident versus the euro, Danish krone, Swedish krona, and the Canadian, Australian and New Zealand dollar. As the value of the U.S. dollar declines, the currency value of foreign bonds typically improves. Second, interest rate policy has been favorable in most major markets. Although not in a recession, many of

(bar graph)
                 PERFORMANCE COMPARISON
     For the six-month period ended April 30, 2003

 10%     (bar 1)    (bar 2)      (bar 3)    (bar 4)
         +9.76%     +8.50%       +9.73%    +9.52%
  8%

  6%

  4%

  2%

(bar 1) AXP Global Bond Fund Class A (excluding sales charge)
(bar 2) Lehman Brothers Global Aggregate Index (unmanaged)(1)
(bar 3) CitiGroup World Government Bond Index(unmanaged)(2)
(bar 4) Lipper Global Income Funds Index(3)

(1) Lehman Brothers Global Aggregate Index, an unmanaged market capitalization weighted benchmark, tracks the performance of investment grade fixed income securities denominated in 13 currencies. It is widely recognized by investors as a measurement index for portfolios of global debt securities. The index reflects the reinvestment of all income and changes in market prices, but excludes brokerage commissions or other fees.

(2) CitiGroup World Government Bond Index, an unmanaged market capitalization weighted benchmark, tracks the performance of 20 government bond markets around the world. It is widely recognized by investors as a measurement index for portfolios of government bond securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

(3) The Lipper Global Income Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Past performance is no guarantee of future results. The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B, Class C and Class Y may vary from that shown above because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

--------------------------------------------------------------------------------
4   --   AXP GLOBAL BOND FUND   --   2003 SEMIANNUAL REPORT

Questions & Answers

     these economies continued a sluggish recovery, and interest rates have remained low. Uncertainty over the war in Iraq combined with a soft global recovery contributed to this sluggishness. Finally, returns in the corporate, high-yield and emerging market credit sectors were especially strong during the period. The Fund participated in all sectors to varying degrees.

Value of the U.S. Dollar Against Major Foreign Currencies

(line graph)
                           Trade-Weighted Dollar Index
130
125
120                                                                  X
115                                                   X
110                                                        X     X
105                                              X                        X  105
100      X                   X    X
 95 X         X    X                        X
 90                     X
 85                                    X
 80

   4/88 4/89 4/90 4/91 4/92 4/93 4/94 4/95 4/96 4/97 4/98 4/99 4/00 4/01 4/02

X = Index (1990 = 100)

Sources: Bank of England, Bloomberg

The chart shows that the value of the U.S. dollar has been declining since peaking in April 2002. However, the U.S. dollar is still worth about 5% more relative to major foreign currencies than it was in 1990. A falling currency has the potential to help increase the return on foreign bonds for U.S. dollar-based investors.

--------------------------------------------------------------------------------
5   --   AXP GLOBAL BOND FUND   --   2003 SEMIANNUAL REPORT

Questions & Answers

(begin callout quote)> Returns in the corporate, high-yield and emerging market credit sectors were especially strong during the period. (end callout quote)

Q:   What changes did you make to the portfolio?

A: Two major changes marked the period. The Fund has become more diversified in different bond sectors, more than doubling the number of securities held to approximately 200 as of April 30, 2003. We believe this approach should make the Fund's performance more consistent over time. Also in the beginning of 2003, the Fund's board voted to switch its benchmark to the Lehman Brothers Global Aggregate Index to better represent the Fund's investment approach and holdings. The previous benchmark was the

AVERAGE ANNUAL TOTAL RETURNS

as of April 30, 2003

                           Class A                  Class B                     Class C                 Class Y
(Inception dates)         (3/20/89)                (3/20/95)                   (6/26/00)               (3/20/95)
                      NAV(1)     POP(2)       NAV(1)     After CDSC(3)    NAV(1)  After CDSC(4)     NAV(5)   POP(5)
6 months*             +9.76%     +4.55%       +9.34%        +5.34%      +9.32%      +8.32%          +9.95%   +9.95%
1 year               +17.98%    +12.37%      +17.20%       +13.20%     +17.19%     +16.19%         +18.61%  +18.61%
5 years               +4.49%     +3.48%       +3.70%        +3.52%        N/A         N/A           +4.71%   +4.71%
10 years              +5.81%     +5.29%         N/A           N/A         N/A         N/A             N/A      N/A
Since inception         N/A        N/A        +5.55%        +5.55%      +7.71%      +7.71%          +6.32%   +6.32%

* Not annualized.

(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to institutional investors only.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. The performance shown for each class of shares will vary due to differences in sales charges and fees. Short term performance may be higher or lower than the figures shown. Visit americanexpress.com for current information.

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6   --   AXP GLOBAL BOND FUND   --   2003 SEMIANNUAL REPORT

Questions & Answers

     CitiGroup World Government Bond Index (formerly known as the Salomon Smith Barney World Government Bond Index), which did not take into account the Fund's non-government securities. Also, we believe that over time the Lehman Brothers Global Aggregate Index will be a closer match with the Fund's peer group, the Lipper Global Income Funds Index. Combined, these changes offer a better representation of the entire global bond market and more closely match the Fund's makeup. Technically, currency weights remained relatively stable through the period. There was a more pronounced shift in sector weights, especially in the securitized sector. In this area, the Fund's percentage of assets almost doubled from 8% to 15% and includes holdings such as U.S. mortgage-backed securities and German Pfandbriefe. This sector has done well recently.

     Another change during the period was an increased emphasis by the Fund's managers to use a team-based approach. As the Fund tilts more toward broader diversification and increases its number of holdings, sector teams will help the Fund identify opportunities as they develop.

Q: What is your outlook for the coming months and how will you position the Fund?

A: The shape and strength of a global economic recovery remains uncertain. The Federal Reserve and European Central Bank may consider tightening interest rates if the U.S. and European economies improve noticeably. This would raise bond yields and make the bond environment less favorable, and we would take a more defensive posture toward interest rate risk. If it turns out that the war in Iraq was not the only thing holding back the global economy and the recovery remains sluggish, interest rates may remain stable or even fall further over the balance of the year. This environment would be favorable for bonds. From a currency perspective, the dollar is expected to weaken against foreign currencies to the point that it may be undervalued. This contrasts to two years ago, when the dollar was overvalued. If this scenario occurs, we will monitor the situation so that the Fund may increase its dollar weighting somewhat once it reaches its low point.

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7   --   AXP GLOBAL BOND FUND   --   2003 SEMIANNUAL REPORT

Investments in Securities

World Income Portfolio

April 30, 2003 (Unaudited)
(Percentages represent value of investments compared to net assets)

Bonds (95.2%)(c)
Issuer                            Coupon          Principal          Value(a)
                                   rate            amount
Australia (1.1%)
Burns Philp Capital Property
  (U.S. Dollar) Sr Sub Nts
   02-15-11                        10.75%         $165,000(d)        $177,375
New South Wales Treasury
  (Australian Dollar)
   03-01-08                         8.00         8,000,000          5,623,395
Telstra
  (U.S. Dollar)
   04-01-12                         6.38           500,000            556,191
Total                                                               6,356,961

Belgium (1.3%)
Belgium Kingdom
  (European Monetary Unit)
   09-28-06                         4.75         6,100,000          7,213,628

Bermuda (0.1%)
Imexsa Export Trust
  (U.S. Dollar) Company Guaranty
   05-31-05                        10.63           533,510(d)         320,106

Brazil (0.6%)
Federal Republic of Brazil
  (U.S. Dollar)
   03-12-08                        11.50         1,150,000          1,173,345
   04-15-10                        12.00         2,350,000          2,391,125
Total                                                               3,564,470

Canada (5.5%)
CanWest Media
  (U.S. Dollar) Sr Nts
   04-15-13                         7.63           250,000(d)         260,625
Cascades
  (U.S. Dollar) Sr Nts
   02-15-13                         7.25           160,000(d)         168,800
Govt of Canada
  (Canadian Dollar)
   12-01-03                         7.50        16,300,000         11,627,697
  (Japanese Yen)
   03-23-09                         1.90       980,000,000          9,005,794
Province of British Columbia
  (Canadian Dollar)
   08-23-10                         6.38         6,400,000          4,842,801
Province of Ontario
  (Japanese Yen)
   01-25-10                         1.88       340,000,000          3,135,606
Province of Quebec
  (Japanese Yen) (MBIA Insured)
   05-09-13                         1.60       150,000,000(f)       1,364,779
Sun Media
  (U.S. Dollar) Sr Nts
   02-15-13                         7.63           200,000(d)         213,032
Total                                                              30,619,134

Colombia (0.5%)
Republic of Colombia
  (U.S. Dollar)
   01-23-12                        10.00         2,700,000          2,972,700

Croatia (0.1%)
Croatia
  (European Monetary Unit)
   03-14-11                         6.75           660,000            824,948

Denmark (1.0%)
Kingdom of Denmark
  (Danish Krone)
   03-15-06                         8.00        16,000,000          2,729,730
Realkredit Danmark
  (Danish Krone)
   01-01-05                         4.00        18,000,000          2,756,285
Total                                                               5,486,015

Dominican Republic (0.4%)
Dominican Republic
  (U.S. Dollar)
   01-23-13                         9.04         2,400,000(d)       2,415,000

Finland (2.0%)
Republic of Finland
  (European Monetary Unit)
   07-04-06                         2.75        10,095,000         11,246,478

See accompanying notes to investments in securities.

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8   --   AXP GLOBAL BOND FUND   --   2003 SEMIANNUAL REPORT

Issuer                            Coupon          Principal          Value(a)
                                   rate            amount
France (7.5%)
Cie Financement Foncier
  (European Monetary Unit)
   06-24-05                         5.00%        1,900,000         $2,223,348
Dexia Municipal Agency
  (European Monetary Unit)
   04-26-07                         5.38         4,700,000          5,665,390
France Telecom
  (U.S. Dollar)
   03-01-06                         8.70           700,000            794,973
Govt of France
  (European Monetary Unit)
   04-25-05                         7.50         8,710,000         10,630,997
   01-12-07                         3.75         9,600,000         10,971,416
   10-25-11                         5.00         9,100,000         10,879,871
Vivendi Universal
  (U.S. Dollar) Sr Nts
   04-15-10                         9.25           110,000(d)         123,396
Total                                                              41,289,391

Germany (10.0%)
Allgemeine Hypo Bank
  (European Monetary Unit)
   09-02-09                         5.00        10,760,000(d)      12,787,638
Bayerische Landesbank
  (Japanese Yen) Sr Nts
   04-22-13                         1.40       150,000,000          1,343,975
Depfa Pfandbriefbank
  (Japanese Yen)
   07-13-05                         1.25       240,000,000          2,056,637
Deutsche Bank
  (European Monetary Unit)
   07-28-09                         4.25           500,000            569,493
Federal Republic of Germany
  (European Monetary Unit)
   07-04-08                         4.13         2,850,000          3,294,957
   07-04-09                         4.50         9,200,000         10,763,110
   01-04-10                         5.38         4,460,000          5,451,968
   07-04-27                         6.50        11,770,000         16,153,140
Westfaelische Hypobank
  (European Monetary Unit)
   04-24-06                         4.75         2,300,000          2,694,715
Total                                                              55,115,633

Greece (3.1%)
Hellenic Republic
  (European Monetary Unit)
   06-21-06                         2.75         7,600,000          8,452,342
   05-19-10                         6.00         6,900,000          8,654,344
Total                                                              17,106,686

Hungary (1.9%)
Govt of Hungary
  (Hungarian Forint)
   04-12-05                         7.75     1,510,000,000          7,016,665
   02-12-11                         7.50       700,000,000          3,441,410
Total                                                              10,458,075

Ireland (--%)
MDP Acquisitions
  (U.S. Dollar) Sr Nts
   10-01-12                         9.63           125,000(d)         135,625

Italy (8.6%)
Buoni Poliennali Del Tes
  (European Monetary Unit)
   01-01-04                         8.50        27,640,000         32,070,201
   11-01-26                         7.25         6,686,283          9,911,396
Republic of Italy
  (Japanese Yen)
   03-27-08                         3.80       500,000,000          4,926,589
Telecom Italia
  (European Monetary Unit)
   02-01-07                         5.63           500,000            582,298
Total                                                              47,490,484

Japan (1.1%)
Development Bank of Japan
  (Japanese Yen)
   06-20-12                         1.40       700,000,000          6,282,664

Luxembourg (0.1%)
Michelin Finance Luxembourg
  (European Monetary Unit) Company Guaranty
   04-16-09                         6.13           500,000            604,099

Malaysia (0.3%)
Petronas Capital
  (U.S. Dollar) Company Guaranty
   05-22-12                         7.00         1,500,000(d)       1,656,380

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
9   --   AXP GLOBAL BOND FUND   --   2003 SEMIANNUAL REPORT

Issuer                            Coupon          Principal          Value(a)
                                   rate            amount
Mexico (0.9%)
United Mexican States
  (U.S. Dollar)
   03-03-15                         6.63%       $4,600,000         $4,807,000

Netherlands (0.9%)
Bank of Nederlandse Gemeenten
  (British Pound)
   08-06-07                         7.38         1,100,000          1,972,192
Deutsche Telekom Intl Finance
  (European Monetary Unit) Company Guaranty
   05-29-07                         7.50           500,000            622,765
Intl Nederland Bank
  (European Monetary Unit) Sr Nts
   01-29-09                         4.25           600,000            688,283
RWE Finance
  (European Monetary Unit) Company Guaranty
   10-26-07                         5.50           500,000            597,490
Vodafone Finance
  (European Monetary Unit) Company Guaranty
   05-27-09                         4.75           740,000            849,103
Total                                                               4,729,833

New Zealand (1.0%)
Govt of New Zealand
  (New Zealand Dollar)
   02-15-05                         6.50         9,200,000          5,257,216

Norway (1.9%)
A/S Eksportfinans
  (Japanese Yen)
   06-21-10                         1.80       340,000,000          3,129,237
Govt of Norway
  (Norwegian Krone)
   05-16-11                         6.00        49,000,000          7,343,908
Total                                                              10,473,145

Peru (0.5%)
Republic of Peru
  (U.S. Dollar)
   02-21-12                         9.13         2,300,000          2,524,250

Philippines (0.3%)
Republic of Philippines
  (U.S. Dollar)
   01-15-19                         9.88         1,600,000          1,664,000

Poland (0.5%)
Republic of Poland
  (Polish Zloty)
   02-12-06                         8.50         9,700,000          2,774,525

Russia (0.5%)
Federation of Russia
  (U.S. Dollar)
   06-26-07                        10.00         2,100,000(d)       2,517,375
   03-31-30                         5.00           500,000(i)         450,000
Total                                                               2,967,375

Singapore (0.8%)
Development Bank of Singapore
  (U.S. Dollar)
   05-15-11                         7.13           700,000(d)         804,370
PSA
  (U.S. Dollar)
   08-01-05                         7.13         3,500,000(d)       3,890,862
Total                                                               4,695,232

Spain (3.7%)
Govt of Spain
  (European Monetary Unit)
   10-31-07                         4.25         9,400,000         10,951,153
   01-31-10                         4.00         8,200,000          9,347,195
Total                                                              20,298,348

Supra National (2.7%)
European Investment Bank
  (British Pound)
   12-07-06                         7.63         2,900,000          5,181,293
Inter-American Development Bank
  (Japanese Yen)
   07-08-09                         1.90     1,035,000,000          9,532,501
Total                                                              14,713,794

Sweden (0.4%)
Govt of Sweden
  (Swedish Krona)
   04-20-06                         3.50        19,000,000          2,308,422

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
10   --   AXP GLOBAL BOND FUND   --   2003 SEMIANNUAL REPORT

Issuer                            Coupon          Principal          Value(a)
                                   rate            amount
United Kingdom (2.9%)
British Telecom
  (U.S. Dollar)
   12-15-10                         8.38%         $700,000           $861,544
Greater Beijing First Expressways
  (U.S. Dollar) Sr Nts
   06-15-04                         9.25         3,500,000(b)       2,205,000
   06-15-07                         9.50         8,750,000(b)       5,425,000
HSBS Holdings
  (U.S. Dollar) Sub Nts
   12-12-12                         5.25           500,000            520,207
United Kingdom Treasury
  (British Pound)
   12-07-07                         7.25         3,900,000          7,087,124
Total                                                              16,098,875

United States (32.9%)
Airgas
  (U.S. Dollar) Company Guaranty
   10-01-11                         9.13           195,000            217,425
Allied Waste North America
  (U.S. Dollar) Company Guaranty Series B
   04-01-08                         8.88           700,000            756,000
AmerisourceBergen
  (U.S. Dollar) Sr Nts
   11-15-12                         7.25            50,000(d)          53,750
ANR Pipeline
  (U.S. Dollar) Sr Nts
   03-15-10                         8.88            60,000(d)          66,900
Associated Materials
  (U.S. Dollar) Company Guaranty
   04-15-12                         9.75           300,000            328,500
AT&T
  (U.S. Dollar)
   03-15-09                         6.00            10,000             10,263
  (U.S. Dollar) Sr Nts
   11-15-06                         7.00           500,000            536,170
AT&T Broadband
  (U.S. Dollar) Company Guaranty
   03-15-13                         8.38           106,000            129,328
Ball
  (U.S. Dollar) Company Guaranty
   12-15-12                         6.88           335,000            351,750
Bank of America
  (U.S. Dollar) Sr Nts
   02-01-07                         5.25         1,000,000          1,085,915
Choctaw Resort Development Enterprises
  (U.S. Dollar) Sr Nts
   04-01-09                         9.25            85,000             90,950
Citibank Credit Card Issuance Trust
  (U.S. Dollar) Series 2003-A5 Cl A5
   04-07-08                         2.50           500,000            502,070
Citicorp
  (Deutsche Mark)
   09-19-09                         6.25        10,800,000          6,686,071
Cott Beverages
  (U.S. Dollar) Company Guaranty
   12-15-11                         8.00           100,000            107,500
CSC Holdings
  (U.S. Dollar) Sr Nts Series B
   04-01-11                         7.63           150,000            157,875
D.R. Horton
  (U.S. Dollar) Sr Nts
   05-01-13                         6.88           150,000            153,375
DaimlerChrysler North America Holding
  (European Monetary Unit) Company Guaranty
   01-16-07                         5.63           670,000            794,115
Del Monte
  (U.S. Dollar) Company Guaranty Series B
   05-15-11                         9.25           235,000            254,094
DirectTV Holdings/Finance
  (U.S. Dollar) Sr Nts
   03-15-13                         8.38           300,000(d)         333,750
EchoStar DBS
  (U.S. Dollar) Sr Nts
   01-15-09                         9.13            85,000             95,625
Emmis Communications
  (U.S. Dollar) Company Guaranty Series B
   03-15-09                         8.13           250,000            263,750
Federal Home Loan Mtge Corp
  (European Monetary Unit)
   01-15-06                         5.25         1,800,000          2,131,434
  (U.S. Dollar)
   07-01-17                         6.00         2,176,720          2,274,272
   09-01-17                         6.50         1,110,002          1,171,964
   08-01-32                         6.50         1,629,549          1,701,410
   03-30-33                         6.00         2,985,299          3,108,712
   05-01-33                         5.50         2,875,000(h)       2,953,171

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
11   --   AXP GLOBAL BOND FUND   --   2003 SEMIANNUAL REPORT

Issuer                            Coupon          Principal          Value(a)
                                   rate            amount
United States (cont.)
Federal Natl Mtge Assn
  (U.S. Dollar)
   02-15-08                         5.75%       $8,500,000         $9,539,686
   01-01-13                         4.92           528,265            545,585
   02-01-13                         4.87         1,373,646          1,429,880
   05-01-15                         5.50         4,800,000(h)       4,992,000
   04-01-17                         6.50         1,967,902          2,085,049
   05-01-18                         4.50         1,500,000(h)       1,519,215
   06-01-18                         5.00         3,430,000(h)       3,522,198
   07-01-30                         6.00         5,000,000(h)       5,167,201
   05-01-32                         7.50         1,809,221          1,927,966
   07-01-32                         6.50         1,913,665          1,999,454
   08-01-32                         6.50         1,971,072          2,059,435
   11-01-32                         7.50         2,725,112          2,903,968
   03-01-33                         5.50         1,996,463(h)       2,054,235
   03-01-33                         6.00         4,821,482          5,024,327
   06-01-33                         5.50         2,200,000(h)       2,251,568
  Collateralized Mtge Obligation
  (U.S. Dollar)
   10-25-42                         7.50           987,622          1,088,237
Fisher Scientific Intl
  (U.S. Dollar) Sr Sub Nts
   05-01-12                         8.13           100,000(d)         107,500
Ford Motor
  (U.S. Dollar)
   10-01-28                         6.63           650,000            530,139
Forest Oil
  (U.S. Dollar) Sr Nts
   12-15-11                         8.00           350,000            372,750
General Electric
  (U.S. Dollar)
   02-01-13                         5.00         1,000,000          1,033,170
General Electric Capital
  (European Monetary Unit)
   06-20-07                         5.13           500,000            592,749
Georgia-Pacific
  (U.S. Dollar) Sr Nts
   02-01-10                         8.88           335,000(d)         360,962
GMAC
  (U.S. Dollar)
   09-15-06                         6.13         2,500,000          2,594,720
Goldman Sachs Group
  (U.S. Dollar)
   05-15-09                         6.65           500,000            568,232
Govt Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  (U.S. Dollar)
   01-20-32                         0.00         5,700,000(j)         860,482
Grant Prideco Escrow
  (U.S. Dollar) Company Guaranty
   12-15-09                         9.00           250,000            273,750
Greenwich Capital Commercial Funding
  (U.S. Dollar) Series 2002-C1 Cl A4
   01-11-35                         4.95           620,000            640,678
Hilton Hotels
  (U.S. Dollar)
   12-01-12                         7.63           200,000            210,000
Household Finance
  (U.S. Dollar)
   10-15-11                         6.38         1,500,000          1,642,875
Interpool
  (U.S. Dollar)
   08-01-07                         7.35           140,000            133,875
Intl Paper
  (European Monetary Unit)
   08-11-06                         5.38           700,000            809,619
J.P. Morgan Chase
  (U.S. Dollar) Sub Nts
   02-01-11                         6.75           500,000            569,367
Joy Global
  (U.S. Dollar) Company Guaranty Series B
   03-15-12                         8.75            60,000             64,800
Key Energy Services
  (U.S. Dollar) Sr Nts
   03-01-08                         8.38           130,000            138,775
KFW Intl Finance
  (British Pound)
   12-07-05                         6.38         3,000,000          5,097,349
L-3 Communications
  (U.S. Dollar) Company Guaranty
   06-15-12                         7.63           250,000            275,625
LaBranche
  (U.S. Dollar) Sr Sub Nts
   03-02-07                        12.00           420,000(g)         459,900
Lamar Media
  (U.S. Dollar) Sr Sub Nts
   01-01-13                         7.25           335,000(d)         351,750
MacDermid
  (U.S. Dollar)
   07-15-11                         9.13            35,000             38,850

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
12   --   AXP GLOBAL BOND FUND   --   2003 SEMIANNUAL REPORT

Issuer                            Coupon          Principal          Value(a)
                                   rate            amount
United States (cont.)
MBNA Credit Card Master Note Trust
  (U.S. Dollar) Series 2003-A1 Cl A1
   07-15-10                         3.30%         $500,000           $501,810
Meritage
  (U.S. Dollar) Sr Nts
   06-01-11                         9.75           145,000(d)         158,050
Metris Master Trust
  (U.S. Dollar) Series 2001-1 Cl C
   12-20-07                         3.08           600,000(d,m)       360,000
  (U.S. Dollar) Series 2001-3 Cl C
   07-21-08                         3.03           400,000(d,m)       200,000
Millennium America
  (U.S. Dollar) Sr Nts
   06-15-08                         9.25            90,000(d)          98,550
Moore North America Finance
  (U.S. Dollar) Sr Nts
   01-15-11                         7.88            85,000(d)          90,525
Morgan Stanley, Dean Witter
  (European Monetary Unit)
   03-16-06                         5.25         2,400,000          2,812,227
Newfield Exploration
  (U.S. Dollar) Sr Sub Nts
   08-15-12                         8.38           340,000            370,600
Nextel Communications
  (U.S. Dollar) Sr Nts
   11-15-09                         9.38           100,000            108,000
Nissan Auto Receivables Owner Trust
  (U.S. Dollar) Series 2003-A Cl A4
   07-15-08                         2.61           500,000            503,217
Northwest Airlines
  (U.S. Dollar) Company Guaranty 1st Series 1996
   01-02-15                         7.67         2,024,411          1,225,072
Northwest Pipeline
  (U.S. Dollar) Sr Nts
   03-01-10                         8.13            10,000(d)          10,900
Overseas Private Investment
  (U.S. Dollar) U.S. Govt Guaranty Series 1996A
   09-15-08                         6.99         4,583,333          5,129,346
Owens-Brockway Glass
  (U.S. Dollar)
   05-15-11                         7.75           115,000(d,h)       118,342
Park Place Entertainment
  (U.S. Dollar) Sr Nts
   04-15-13                         7.00            40,000(d)          40,700
  (U.S. Dollar) Sr Sub Nts
   05-15-11                         8.13            85,000             89,888
Peabody Energy
  (U.S. Dollar) Sr Nts
   03-15-13                         6.88           175,000(d)         181,344
Qwest
  (U.S. Dollar)
   11-01-04                         7.20           150,000            151,500
Remington Arms
  (U.S. Dollar) Company Guaranty
   02-01-11                        10.50            75,000(d)          81,000
Resolution Performance
  (U.S. Dollar)
   04-15-10                         9.50            80,000(d)          85,600
Schuler Homes
  (U.S. Dollar) Company Guaranty
   07-15-09                         9.38            85,000             92,863
Smithfield Foods
  (U.S. Dollar) Sr Sub Nts
   02-15-08                         7.63           125,000            122,500
Smurfit-Stone Container
  (U.S. Dollar) Company Guaranty
   10-01-12                         8.25            85,000             92,438
Southern Natural Gas
  (U.S. Dollar) Sr Nts
   03-15-10                         8.88            75,000(d)          84,000
SPX
  (U.S. Dollar) Sr Nts
   01-01-13                         7.50           165,000            177,375
Stone Container
  (U.S. Dollar) Sr Nts
   07-01-12                         8.38           210,000            226,800
Susquehanna Media
  (U.S. Dollar) Sr Sub Nts
   04-15-13                         7.38            40,000(d)          41,700
Tenet Healthcare
  (U.S. Dollar) Sr Nts
   12-01-11                         6.38           525,000            498,750
Toll
  (U.S. Dollar) Company Guaranty
   02-01-09                         8.13            65,000             68,413
Toyota Motor Credit
  (Japanese Yen)
   06-09-08                          .75       157,000,000          1,338,528
TRAINS 10-2002
  (U.S. Dollar)
   01-15-12                         6.96         2,964,000(d,e)     3,404,333

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
13   --   AXP GLOBAL BOND FUND   --   2003 SEMIANNUAL REPORT

Issuer                            Coupon          Principal          Value(a)
                                   rate            amount
United States (cont.)
Transcontinental Gas Pipeline
  (U.S. Dollar) Series B
   08-15-11                         7.00%          $75,000            $76,125
U.S. Treasury (U.S. Dollar)
   01-31-04                         3.00        15,000,000         15,209,759
   05-31-04                         3.25           180,000            184,015
   11-15-05                         5.75           315,000            346,192
   05-15-06                         4.63           155,000            166,958
   02-15-13                         3.88         4,880,000(g)       4,886,481
   11-15-16                         7.50        29,500,000         38,847,812
   02-15-31                         5.38         5,700,000          6,219,680
Verizon Global Funding
  (U.S. Dollar)
   06-15-07                         6.13         1,000,000          1,110,239
Washington Mutual
  (U.S. Dollar) Sr Nts
   01-15-07                         5.63         2,500,000          2,729,153
Wells Fargo
  (U.S. Dollar) Sr Nts
   02-15-07                         5.13         1,000,000          1,082,904
XTO Energy
  (U.S. Dollar) Sr Nts
   04-15-12                         7.50           260,000            286,000
   04-15-13                         6.25           160,000(d)         167,200
Total                                                             181,930,949

Total bonds
(Cost: $502,264,477)                                             $526,401,441

Other (--%)(b,c)
Issuer                                              Shares            Value(a)
Mexico
Mexico Value
  Rights                                             1,000(k)             $--

Total other
(Cost: $--)                                                               $--

Short-term securities (6.5%)
Issuer                          Annualized         Amount            Value(a)
                               yield on date     payable at
                                of purchase       maturity
U.S. government agencies (5.0%)
Federal Home Loan Mtge Corp Disc Nt
   06-19-03                         1.20%      $10,000,000         $9,984,418
Federal Natl Mtge Assn Disc Nts
   05-28-03                         1.18         4,700,000          4,695,687
   06-18-03                         1.17         6,500,000          6,490,241
   06-25-03                         1.19         6,400,000          6,389,019
Total                                                              27,559,365

Commercial paper (1.5%)
Barton Capital
   05-06-03                         1.26         4,200,000(l)       4,199,118
SBC Intl
   05-05-03                         1.23           800,000(l)         799,863
Windmill Funding
   05-01-03                         1.36         3,200,000(l)       3,199,879
Total                                                               8,198,860

Total short-term securities
(Cost: $35,756,936)                                               $35,758,225

Total investments in securities
(Cost: $538,021,413)(n)                                          $562,159,666

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
14   --   AXP GLOBAL BOND FUND   --   2003 SEMIANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Represents ownership in a cash TRAINS (Targeted Return Index Securities) comprised of a portfolio of 23 corporate bonds selected to target a maturity range of 7 to 15 years in the corresponding Lehman Brothers Credit Index with a current maturity date of Jan 15, 2012.

(f) The following abbreviation is used in the portfolio security description to identify the insurer of the issue:

     MBIA -- Municipal Bond Investors Assurance

(g) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

     Type of security                                            Notional amount
     Purchase contracts
     German Euro, June 2003, 10-year                              $10,000,000

     Sale contracts
     U.S. Treasury Notes, June 2003, 10-year                       19,300,000

(h) At April 30, 2003, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $22,463,729.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 2003.

(j) Interest-only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest-only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing of future cash flows as of April 30, 2003.

(k)  Negligible market value.

(l) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(m) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 2003.

(n) At April 30, 2003, the cost of securities for federal income tax purposes was approximately $538,021,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $30,415,000
     Unrealized depreciation                                       (6,276,000)
                                                                   ----------
     Net unrealized appreciation                                  $24,139,000
                                                                  -----------

--------------------------------------------------------------------------------
15   --   AXP GLOBAL BOND FUND   --   2003 SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities
World Income Portfolio

April 30, 2003 (Unaudited)
Assets Investments in securities, at value (Note 1)
     (identified cost $538,021,413)                                                                     $562,159,666
Cash in bank on demand deposit                                                                                22,438
Foreign currency holdings (identified cost $3,866,259) (Note 1)                                            3,894,652
Dividends and accrued interest receivable                                                                  9,282,739
Receivable for investment securities sold                                                                 12,743,219
                                                                                                          ----------
Total assets                                                                                             588,102,714
                                                                                                         -----------
Liabilities
Payable for investment securities purchased                                                               34,551,980
Unrealized depreciation on foreign currency contracts held, at value (Note 4)                                394,828
Accrued investment management services fee                                                                    11,331
Other accrued expenses                                                                                        33,336
                                                                                                              ------
Total liabilities                                                                                         34,991,475
                                                                                                          ----------
Net assets                                                                                              $553,111,239
                                                                                                        ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16   --   AXP GLOBAL BOND FUND   --   2003 SEMIANNUAL REPORT

Statement of operations
World Income Portfolio

Six months ended April 30, 2003 (Unaudited)
Investment income
Income:
Interest                                                                                                 $11,807,022
Fee income from securities lending -- net (Note 3)                                                               190
                                                                                                                 ---
Total income                                                                                              11,807,212
                                                                                                          ----------
Expenses (Note 2):
Investment management services fee                                                                         1,975,269
Compensation of board members                                                                                  5,342
Custodian fees                                                                                                71,330
Audit fees                                                                                                    12,750
Other                                                                                                          4,290
                                                                                                               -----
Total expenses                                                                                             2,068,981
     Earnings credits on cash balances (Note 2)                                                                 (570)
                                                                                                                ----
Total net expenses                                                                                         2,068,411
                                                                                                           ---------
Investment income (loss) -- net                                                                            9,738,801
                                                                                                           ---------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
     Security transactions (Note 3)                                                                        8,074,491
     Foreign currency transactions                                                                        (2,805,928)
     Futures contracts                                                                                      (366,826)
                                                                                                            --------
Net realized gain (loss) on investments                                                                    4,901,737
Net change in unrealized appreciation (depreciation) on investments
     and on translation of assets and liabilities in foreign currencies                                   35,546,661
                                                                                                          ----------
Net gain (loss) on investments and foreign currencies                                                     40,448,398
                                                                                                          ----------
Net increase (decrease) in net assets resulting from operations                                          $50,187,199
                                                                                                         ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
17   --   AXP GLOBAL BOND FUND   --   2003 SEMIANNUAL REPORT

Statements of changes in net assets
World Income Portfolio

                                                                                April 30, 2003        Oct. 31, 2002
                                                                               Six months ended        Year ended
                                                                                  (Unaudited)
Operations
Investment income (loss) -- net                                                  $  9,738,801         $ 17,765,639
Net realized gain (loss) on investments                                             4,901,737          (13,975,131)
Net change in unrealized appreciation (depreciation) on investments
     and on translation of assets and liabilities in foreign currencies            35,546,661           28,002,434
                                                                                   ----------           ----------
Net increase (decrease) in net assets resulting from operations                    50,187,199           31,792,942
                                                                                   ----------           ----------
Proceeds from contributions                                                        27,080,202           27,551,027
Fair value of withdrawals                                                         (27,477,653)         (58,048,238)
                                                                                  -----------          -----------
Net contributions (withdrawals) from partners                                        (397,451)         (30,497,211)
                                                                                     --------          -----------
Total increase (decrease) in net assets                                            49,789,748            1,295,731
Net assets at beginning of period                                                 503,321,491          502,025,760
                                                                                  -----------          -----------
Net assets at end of period                                                      $553,111,239         $503,321,491
                                                                                 ============         ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
18   --   AXP GLOBAL BOND FUND   --   2003 SEMIANNUAL REPORT

Notes to Financial Statements

World Income Portfolio
(Unaudited as to April 30, 2003)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

World Income Portfolio (the Portfolio) is a series of World Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. The Portfolio invests primarily in debt obligations of U.S. and foreign issuers. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the Portfolio, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

--------------------------------------------------------------------------------
19   --   AXP GLOBAL BOND FUND   --   2003 SEMIANNUAL REPORT

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. As of April 30, 2003, foreign currency holdings were entirely comprised of European Monetary Units.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

--------------------------------------------------------------------------------
20   --   AXP GLOBAL BOND FUND   --   2003 SEMIANNUAL REPORT

Securities purchased on a forward-commitment basis

Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Portfolio's net assets the same as owned securities. The Portfolio designates cash or liquid securities at least equal to the amount of its forward-commitments. As of April 30, 2003, the Portfolio has entered into outstanding when-issued securities of $20,427,115 and other forward-commitments of $2,036,614.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium and discount using the effective interest method, is accrued daily.

2. FEES AND EXPENSES

The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with American Express Financial Corporation (AEFC) to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.77% to 0.67% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended April 30, 2003, the Portfolio's custodian fees were reduced by $570 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

--------------------------------------------------------------------------------
21   --   AXP GLOBAL BOND FUND   --   2003 SEMIANNUAL REPORT

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $284,781,282 and $277,007,946, respectively, for the six months ended April 30, 2003. For the same period, the portfolio turnover rate was 55%. Realized gains and losses are determined on an identified cost basis.

Income from securities lending amounted to $190 for the six months ended April 30, 2003. The risks to the portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

4. FORWARD FOREIGN CURRENCY CONTRACTS

As of April 30, 2003, the Portfolio has forward foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

Exchange date                   Currency to         Currency to     Unrealized          Unrealized
                               be delivered         be received    appreciation        depreciation
May 7, 2003                       6,227,000           3,399,444        $--              $ 81,460
                         New Zealand Dollar         U.S. Dollar
May 27, 2003                      8,100,000           5,553,232         --                84,495
                            Canadian Dollar         U.S. Dollar
May 29, 2003                     11,500,000          12,592,500         --               228,873
                     European Monetary Unit         U.S. Dollar
                                                                       ---              --------
Total                                                                  $--              $394,828
                                                                       ---              --------

5. INTEREST RATE FUTURES CONTRACTS

As of April 30, 2003, investments in securities included securities valued at $454,312 that were pledged as collateral to cover initial margin deposits on 100 open purchase contracts denominated in Euros and 193 open sale contracts. The notional market value of the open purchase contracts as of April 30, 2003 was $12,811,685 with a net unrealized loss of $88,614. The notional market value of the open sale contracts as of April 30, 2003 was $22,219,125 with a net unrealized loss of $116,944. See "Summary of significant accounting policies."

--------------------------------------------------------------------------------
22   --   AXP GLOBAL BOND FUND   --   2003 SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Global Bond Fund

April 30, 2003 (Unaudited)
Assets
Investment in Portfolio (Note 1)                                                                        $552,983,683
Capital shares receivable                                                                                    399,404
                                                                                                             -------
Total assets                                                                                             553,383,087
                                                                                                         -----------
Liabilities
Capital shares payable                                                                                       113,573
Accrued distribution fee                                                                                       7,335
Accrued transfer agency fee                                                                                    2,599
Accrued administrative services fee                                                                              854
Other accrued expenses                                                                                        61,210
                                                                                                              ------
Total liabilities                                                                                            185,571
                                                                                                             -------
Net assets applicable to outstanding capital stock                                                      $553,197,516
                                                                                                        ============
Represented by
Capital stock -- $.01 par value (Note 1)                                                                $    854,906
Additional paid-in capital                                                                               547,744,957
Undistributed net investment income                                                                          588,320
Accumulated net realized gain (loss) (Note 5)                                                            (19,859,237)
Unrealized appreciation (depreciation) on investments
     and on translation of assets and liabilities in foreign currencies                                   23,868,570
                                                                                                          ----------
Total -- representing net assets applicable to outstanding capital stock                                $553,197,516
                                                                                                        ============
Net assets applicable to outstanding shares:                Class A                                     $377,358,999
                                                            Class B                                     $171,747,980
                                                            Class C                                     $  4,067,962
                                                            Class Y                                     $     22,575
Net asset value per share of outstanding capital stock:     Class A shares         58,312,357           $       6.47
                                                            Class B shares         26,543,959           $       6.47
                                                            Class C shares            630,797           $       6.45
                                                            Class Y shares              3,481           $       6.49
                                                                                        -----           ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
23   --   AXP GLOBAL BOND FUND   --   2003 SEMIANNUAL REPORT

Statement of operations
AXP Global Bond Fund

Six months ended April 30, 2003 (Unaudited)
Investment income
Income:
Interest                                                                               $11,804,204
Fee income from securities lending -- net                                                      190
                                                                                               ---
Total income                                                                            11,804,394
                                                                                        ----------
Expenses (Note 2):
Expenses allocated from Portfolio                                                        2,067,933
Distribution fee
     Class A                                                                               448,561
     Class B                                                                               802,235
     Class C                                                                                16,562
Transfer agency fee                                                                        467,238
Incremental transfer agency fee
     Class A                                                                                33,909
     Class B                                                                                28,366
     Class C                                                                                   716
Service fee -- Class Y                                                                          12
Administrative services fees and expenses                                                  149,564
Compensation of board members                                                                4,867
Printing and postage                                                                        58,728
Registration fees                                                                           37,499
Audit fees                                                                                   4,250
Other                                                                                        7,295
                                                                                             -----
Total expenses                                                                           4,127,735
     Earnings credits on cash balances (Note 2)                                             (3,324)
                                                                                            ------
Total net expenses                                                                       4,124,411
                                                                                         ---------
Investment income (loss) -- net                                                          7,679,983
                                                                                         ---------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
     Security transactions                                                               8,073,127
     Foreign currency transactions                                                      (2,806,585)
     Futures contracts                                                                    (366,826)
                                                                                          --------
Net realized gain (loss) on investments                                                  4,899,716
Net change in unrealized appreciation (depreciation) on investments
     and on translation of assets and liabilities in foreign currencies                 35,539,251
                                                                                        ----------
Net gain (loss) on investments and foreign currencies                                   40,438,967
                                                                                        ----------
Net increase (decrease) in net assets resulting from operations                        $48,118,950
                                                                                       ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
24   --   AXP GLOBAL BOND FUND   --   2003 SEMIANNUAL REPORT

Statements of changes in net assets
AXP Global Bond Fund
                                                                                April 30, 2003        Oct. 31, 2002
                                                                               Six months ended        Year ended
                                                                                  (Unaudited)
Operations and distributions
Investment income (loss) -- net                                                  $  7,679,983        $  14,015,228
Net realized gain (loss) on investments                                             4,899,716          (13,978,629)
Net change in unrealized appreciation (depreciation) on investments
     and on translation of assets and liabilities in foreign currencies            35,539,251           28,002,459
                                                                                   ----------           ----------
Net increase (decrease) in net assets resulting from operations                    48,118,950           28,039,058
                                                                                   ----------           ----------
Distributions to shareholders from:
   Net investment income
     Class A                                                                       (6,324,138)          (9,644,735)
     Class B                                                                       (1,951,274)          (2,850,093)
     Class C                                                                          (44,049)             (18,570)
     Class Y                                                                             (408)              (1,859)
                                                                                         ----               ------
Total distributions                                                                (8,319,869)         (12,515,257)
                                                                                   ----------          -----------
Capital share transactions (Note 3)
Proceeds from sales
     Class A shares (Note 2)                                                       56,179,318           85,865,445
     Class B shares                                                                28,248,005           39,838,214
     Class C shares                                                                 1,627,888            2,477,135
     Class Y shares                                                                        --               39,390
Reinvestment of distributions at net asset value
     Class A shares                                                                 5,778,340            9,451,955
     Class B shares                                                                 1,816,513            2,694,998
     Class C shares                                                                    40,288               18,429
     Class Y shares                                                                       384                2,055
Payments for redemptions
     Class A shares                                                               (60,126,738)        (112,854,832)
     Class B shares (Note 2)                                                      (22,743,575)         (40,086,791)
     Class C shares (Note 2)                                                         (431,093)            (813,795)
     Class Y shares                                                                   (55,411)             (34,448)
                                                                                      -------              -------
Increase (decrease) in net assets from capital share transactions                  10,333,919          (13,402,245)
                                                                                   ----------          -----------
Total increase (decrease) in net assets                                            50,133,000            2,121,556
Net assets at beginning of period                                                 503,064,516          500,942,960
                                                                                  -----------          -----------
Net assets at end of period                                                      $553,197,516        $ 503,064,516
                                                                                 ============        =============
Undistributed net investment income                                              $    588,320        $   1,228,206
                                                                                 ------------        -------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
25   --   AXP GLOBAL BOND FUND   --   2003 SEMIANNUAL REPORT

Notes to Financial Statements

AXP Global Bond Fund
(Unaudited as to April 30, 2003)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Global Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified open-end management investment company. AXP Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers Class A, Class B, Class C and Class Y shares.

o    Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o    Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in World Income Portfolio

The Fund invests all of its assets in the World Income Portfolio (the Portfolio), a series of World Trust, an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in debt obligations of U.S. and foreign issuers.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of April 30, 2003 was 99.98%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------
26   --   AXP GLOBAL BOND FUND   --   2003 SEMIANNUAL REPORT

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2. EXPENSES AND SALES CHARGES

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.04% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o    Class A $19.50

o    Class B $20.50

o    Class C $20.00

o    Class Y $17.50

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

--------------------------------------------------------------------------------
27   --   AXP GLOBAL BOND FUND   --   2003 SEMIANNUAL REPORT

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $412,185 for Class A, $57,959 for Class B and $1,013 for Class C for the six months ended April 30, 2003.

During the six months ended April 30, 2003, the Fund's transfer agency fees were reduced by $3,324 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                          Six months ended April 30, 2003
                                             Class A        Class B          Class C        Class Y
Sold                                       8,921,743       4,491,851         261,236             --
Issued for reinvested distributions          937,603         294,223           6,546             62
Redeemed                                  (9,607,834)     (3,633,501)        (68,738)        (9,192)
                                          ----------      ----------         -------         ------
Net increase (decrease)                      251,512       1,152,573         199,044         (9,130)
                                             -------       ---------         -------         ------

                                                              Year ended Oct. 31, 2002
                                             Class A        Class B          Class C        Class Y
Sold                                      14,885,496       6,883,558         432,176          6,938
Issued for reinvested distributions        1,684,541         480,718           3,287            366
Redeemed                                 (19,692,200)     (6,992,384)       (140,508)        (6,113)
                                         -----------      ----------        --------         ------
Net increase (decrease)                   (3,122,163)        371,892         294,955          1,191
                                          ----------         -------         -------          -----

4. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by Deutsche Bank, whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum The Fund had no borrowings outstanding during the six months ended April 30, 2003.

5. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund has a capital loss carry-over of $24,197,023 as of Oct. 31, 2002, that will expire in 2006 through 2010 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------
28   --   AXP GLOBAL BOND FUND   --   2003 SEMIANNUAL REPORT

6. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended Oct. 31,                                                2003(g)    2002     2001       2000      1999
Net asset value, beginning of period                                       $6.00      $5.81    $5.39      $5.87     $6.17
Income from investment operations:
Net investment income (loss)                                                 .10        .19      .27        .34       .33
Net gains (losses) (both realized and unrealized)                            .48        .17      .30       (.63)     (.36)
Total from investment operations                                             .58        .36      .57       (.29)     (.03)
Less distributions:
Dividends from net investment income                                        (.11)      (.17)    (.15)      (.19)     (.26)
Distributions from realized gains                                             --         --       --         --      (.01)
Total distributions                                                         (.11)      (.17)    (.15)      (.19)     (.27)
Net asset value, end of period                                             $6.47      $6.00    $5.81      $5.39     $5.87

Ratios/supplemental data
Net assets, end of period (in millions)                                     $377       $348     $355       $389      $598
Ratio of expenses to average daily net assets(c)                           1.34%(d)   1.34%    1.32%      1.30%     1.22%
Ratio of net investment income (loss) to average daily net assets          3.18%(d)   3.12%    4.75%      5.49%     5.49%
Portfolio turnover rate (excluding short-term securities)                    55%        51%      24%        48%       48%
Total return(e)                                                            9.76%(f)   6.24%   10.83%     (5.16%)    (.35%)

See accompanying notes to financial highlights.

-------------------------------------------------------------------------------
29   --   AXP GLOBAL BOND FUND   --   2003 SEMIANNUAL REPORT

Class B
Per share income and capital changes(a)
Fiscal period ended Oct. 31,                                                2003(g)    2002     2001       2000      1999
Net asset value, beginning of period                                       $5.99      $5.79    $5.38      $5.87     $6.17
Income from investment operations:
Net investment income (loss)                                                 .07        .13      .21        .29       .28
Net gains (losses) (both realized and unrealized)                            .49        .19      .31       (.62)     (.35)
Total from investment operations                                             .56        .32      .52       (.33)     (.07)
Less distributions:
Dividends from net investment income                                        (.08)      (.12)    (.11)      (.16)     (.22)
Distributions from realized gains                                             --         --       --         --      (.01)
Total distributions                                                         (.08)      (.12)    (.11)      (.16)     (.23)
Net asset value, end of period                                             $6.47      $5.99    $5.79      $5.38     $5.87

Ratios/supplemental data
Net assets, end of period (in millions)                                     $172       $152     $145       $155      $235
Ratio of expenses to average daily net assets(c)                           2.11%(d)   2.10%    2.09%      2.07%     1.98%
Ratio of net investment income (loss) to average daily net assets          2.41%(d)   2.36%    3.99%      4.73%     4.72%
Portfolio turnover rate (excluding short-term securities)                    55%        51%      24%        48%       48%
Total return(e)                                                            9.34%(f)   5.59%    9.73%     (5.77%)   (1.10%)

Class C
Per share income and capital changes(a)
Fiscal period ended Oct. 31,                                                2003(g)    2002     2001       2000(b)
Net asset value, beginning of period                                       $5.98      $5.79    $5.38      $5.52
Income from investment operations:
Net investment income (loss)                                                 .07        .14      .21        .10
Net gains (losses) (both realized and unrealized)                            .48        .18      .31       (.24)
Total from investment operations                                             .55        .32      .52       (.14)
Less distributions:
Dividends from net investment income                                        (.08)      (.13)    (.11)        --
Net asset value, end of period                                             $6.45      $5.98    $5.79      $5.38

Ratios/supplemental data
Net assets, end of period (in millions)                                       $4         $3       $1        $--
Ratio of expenses to average daily net assets(c)                           2.12%(d)   2.10%    2.09%      2.07%(d)
Ratio of net investment income (loss) to average daily net assets          2.40%(d)   2.29%    3.84%      4.80%(d)
Portfolio turnover rate (excluding short-term securities)                    55%        51%      24%        48%
Total return(e)                                                            9.32%(f)   5.51%    9.84%     (2.49%)(f)

See accompanying notes to financial highlights.

-------------------------------------------------------------------------------
30   --   AXP GLOBAL BOND FUND   --   2003 SEMIANNUAL REPORT

Class Y
Per share income and capital changes(a)
Fiscal period ended Oct. 31,                                                2003(g)    2002     2001       2000      1999
Net asset value, beginning of period                                       $6.01      $5.80    $5.40      $5.87     $6.17
Income from investment operations:
Net investment income (loss)                                                 .10        .20      .29        .35       .34
Net gains (losses) (both realized and unrealized)                            .49        .19      .27       (.62)     (.36)
Total from investment operations                                             .59        .39      .56       (.27)     (.02)
Less distributions:
Dividends from net investment income                                        (.11)      (.18)    (.16)      (.20)     (.27)
Distributions from realized gains                                             --         --       --         --      (.01)
Total distributions                                                         (.11)      (.18)    (.16)      (.20)     (.28)
Net asset value, end of period                                             $6.49      $6.01    $5.80      $5.40     $5.87

Ratios/supplemental data
Net assets, end of period (in millions)                                      $--        $--      $--        $--       $--
Ratio of expenses to average daily net assets(c)                           1.13%(d)   1.17%    1.16%      1.14%     1.07%
Ratio of net investment income (loss) to average daily net assets          3.23%(d)   3.29%    4.90%      5.75%     5.63%
Portfolio turnover rate (excluding short-term securities)                    55%        51%      24%        48%       48%
Total return(e)                                                            9.95%(f)   6.72%   10.71%     (4.88%)    (.19%)

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

(g)  Six months ended April 30, 2003 (Unaudited).

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31   --   AXP GLOBAL BOND FUND   --   2003 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
(logo)
AMERICAN
   EXPRESS(R)
--------------------------------------------------------------------------------

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

AXP(R)
  Global
  Growth
     Fund

Semiannual Report

for the Period Ended April 30, 2003

AXP Global Growth Fund seeks to provide shareholders with long-term capital growth.

--------------------------------------------------------------------------------
(logo)                                                                  (logo)
American                                                                AMERICAN
   Express(R)                                                            EXPRESS
 Funds                                                                  (R)
--------------------------------------------------------------------------------

Table of Contents

Fund Snapshot                                               3
Questions & Answers with Portfolio Management               4
Investments in Securities                                   8
Financial Statements (Portfolio)                           12
Notes to Financial Statements (Portfolio)                  15
Financial Statements (Fund)                                20
Notes to Financial Statements  (Fund)                      23

--------------------------------------------------------------------------------
2   --   AXP GLOBAL GROWTH FUND   --   2003 SEMIANNUAL REPORT

Fund Snapshot
         AS OF APRIL 30, 2003

PORTFOLIO MANAGER
Portfolio manager                                 Mark Burgess
Since                                                     2/02
Years in industry                                           17

FUND OBJECTIVE
For investors seeking long-term capital growth.

Inception dates
A: 5/29/90          B: 3/20/95      C: 6/26/00       Y: 3/20/95

Ticker symbols
A: IGLGX            B: IDGBX        C:--             Y: IDGYX

Total net assets                                  $505 million

Number of holdings                            approximately 90

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

       STYLE
VALUE  BLEND  GROWTH
                X   LARGE
                    MEDIUM    SIZE
                    SMALL

COUNTRY COMPOSITION

Percentage of portfolio assets

(pie chart)

United States 54.8%
United Kingdom 14.1%
Japan 5.7%
Canada 4.5%
Switzerland 4.0%
France 3.2%
Bermuda 2.1%
Netherlands 1.7%
Spain 1.4%
Taiwan 1.3%
Australia 1.2%
Finland 1.1%
Portugal 1.0%
Other 3.9%

TOP TEN HOLDINGS

Percentage of portfolio assets

Pfizer (Health care)                             3.9%
General Electric (Multi-industry conglomerates)  3.2
Mircosoft (Computer software & services)         2.7
Dell Computer (Computers & office equipment)     2.6
Citigroup (Financial services)                   2.5
American Intl Group (Insurance)                  2.4
GlaxoSmithKline (Health care)                    2.3
Vodafone Group (Utilities - telephone)           2.1
Exxon Mobil (Energy)                             2.1
Wal-Mart Stores (Retail)                         2.1

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

There are special risk considerations associated with international investing related to market, currency, economic, political and other factors.

Fund holdings are subject to change.

--------------------------------------------------------------------------------
3   --   AXP GLOBAL GROWTH FUND   --   2003 SEMIANNUAL REPORT

Questions & Answers
         WITH PORTFOLIO MANAGEMENT

Q: How did the AXP Global Growth Fund perform for the first half of fiscal year 2003?

A: AXP Global Growth Fund's Class A shares advanced 1.79% (excluding sales charge) for the six-month period ended April 30, 2003. The Fund slightly outpaced the Lipper Global Funds Index, representing the Fund's peer group, which rose 1.71%. However, amid continued economic uncertainty and the conflict in Iraq, the Fund underperformed its benchmark, the MSCI All Country World Free Index, which returned 3.96% for the period.

Q:   What factors affected the Fund's performance?

A: Our substantial position in U.S. stocks was beneficial. The U.S. outperformed established international markets for the fiscal period. We had strong results from the Fund's U.S. holdings. However, we were underweight in the U.S. relative to our benchmark for much of the fiscal period. Stock selection in Canada was also favorable. Our somewhat conservative approach to stock selection in Europe benefited the Fund during the latter part of the calendar year.

     From a sector perspective, overweights in healthcare companies such as Johnson & Johnson, and technology companies were advantageous. We had been cautious of this sector, which corrected sharply from highs in 2000; however, there had been favorable changes and prices became very attractive.

(bar graph)
                 PERFORMANCE COMPARISON
    For the six-month period ended April 30, 2003

4.0%                    (bar 2)
                        +3.96%
3.2%

2.4%    (bar 1)                         (bar 3)
        +1.79%                          +1.71%
1.6%

0.8%

0.0%


(bar 1) AXP Global Growth Fund Class A (excluding sales charge)
(bar 2) MSCI All Country World Free Index (unmanaged)(1)
(bar 3) Lipper Global Funds Index(2)


(1) Morgan Stanley Capital International (MSCI) All Country World Free Index, an unmanaged index, is compiled from a composite of securities markets of 47 countries, including Canada, the United States and 26 emerging market countries. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

(2) The Lipper Global Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Funds, although some funds in the index may have somewhat different investment policies or objectives.

Past performance is no guarantee of future results. The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B, Class C and Class Y may vary from that shown above because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

--------------------------------------------------------------------------------
4   --   AXP GLOBAL GROWTH FUND   --   2003 SEMIANNUAL REPORT

Questions & Answers

(begin callout quote)> Our process is to set overall global themes, decide what sectors look attractive to us and strive to choose promising stocks within those sectors.(end callout quote)

    Although the Fund was underweighted in Japan relative to our benchmark, stock selection in Japan was a detractor from the portfolio's performance, primarily due to an unusual technical situation in the Japanese market. Recently enacted legislation requires Japanese pension managers to liquidate their holdings as part of a government-mandated asset transfer program, and this has put tremendous selling pressure on large-cap stocks, causing them to underperform smaller companies. Because our strategy in Japan focused on medium to large-cap stocks, this underperformance was detrimental to the portfolio. Recently, we restructured our Japan investment team with a view toward broadening our Japanese exposure to include more small-cap holdings.

AVERAGE ANNUAL TOTAL RETURNS

as of April 30, 2003

                                 Class A                   Class B                Class C                  Class Y
(Inception dates)               (5/29/90)                 (3/20/95)              (6/26/00)                (3/20/95)
                           NAV(1)     POP(2)         NAV(1)  After CDSC(3)   NAV(1)   After CDSC(4)  NAV(5)     POP(5)
6 months*                 +1.79%     -4.06%         +1.33%     -2.67%        +1.33%     +0.33%      +1.78%      +1.78%
1 year                   -17.05%    -21.81%        -17.71%    -21.00%       -17.75%    -18.57%     -16.98%     -16.98%
5 years                   -7.80%     -8.88%         -8.52%     -8.65%          N/A        N/A       -7.66%      -7.66%
10 years                  +1.83%     +1.23%           N/A        N/A           N/A        N/A         N/A         N/A
Since inception             N/A        N/A          +0.61%     +0.61%       -22.47%    -22.47%      +1.54%      +1.54%

* Not annualized.

(1) Excluding sales charge.

(2) Returns at public offering price (POP) reflect a sales charge of 5.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4) 1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to institutional investors only.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. The performance shown for each class of shares will vary due to differences in sales charges and fees. Short term performance may be higher or lower than the figures shown. Visit americanexpress.com for current information.

--------------------------------------------------------------------------------
5   --   AXP GLOBAL GROWTH FUND   --   2003 SEMIANNUAL REPORT

Questions & Answers

Q:  What changes were made to the portfolio positioning?

A: We follow a sector and stock-focused approach in managing the Fund. Our process is to set overall global themes, decide what sectors look attractive to us and strive to choose promising stocks within those sectors. Once stocks are identified, we look at the total portfolio to analyze implications for country and currency exposure, as well as how portfolio holdings are likely to behave as a whole.

    With that process as our framework, we have had a strong thematic view about the probable weakness of the U.S. dollar. Consequently, we shifted some of our best sector and stock ideas toward regions where we anticipated the most favorable currency impact and tempered our weightings in North America. As previously mentioned, we were underweight in the U.S. during much of the fiscal period. Recently we added to the Fund's U.S. holdings and are now about neutral compared to our benchmark.

    We have generally avoided U.S. consumer cyclicals, but have added some specific companies within this sector that we thought could add value through their restructuring. Mattel is one example of this. In our opinion, the company has a strong franchise, has effectively restructured and has been able to survive a difficult period. We have also held market share gainers such as Wal-Mart, which are able to grow in a difficult environment.

    We increased exposure to technology during the period, which worked to the Fund's benefit. We also held pharmaceutical companies because valuations were attractive to us and we believe the easing of recent issues, including pricing pressures and lack of new product development, should lead to positive earnings growth.

    The portfolio was overweight in energy prior to the start of combat in Iraq. We subsequently began gradually reducing the position by selling into the energy rally as portfolio holdings reached our price targets. Similarly, we reduced our telecommunications position in the first quarter of 2003 as those stocks reached their price targets.

--------------------------------------------------------------------------------
6   --   AXP GLOBAL GROWTH FUND   --   2003 SEMIANNUAL REPORT

Questions & Answers

Q:  How does the portfolio reflect your outlook on currency trends?

A: We typically hedge currency only when we anticipate significant shifts. We may hedge back to the U.S. dollar if we think it will strengthen, but our current expectations are for a weaker dollar. Our exposure to all other currencies is determined by our stock positions. We are always mindful of how currency trends may affect the competitiveness of individual companies. For example, European companies are now facing greater competitive threat from the U.S. given the weaker dollar, and from Asian countries whose currencies are pegged to the dollar. We are looking to avoid companies vulnerable to that risk.

Q:  What is your outlook for global markets and the Fund?

A: We are generally optimistic about global equity performance. We continue to anticipate moderate global economic expansion in 2003 as government and central bank policies are generally supportive of growth. U.S. growth should remain modestly positive, but consumer spending may soften. Japan's economy is unlikely to gain momentum as restructuring in the corporate sector has negatively impacted the labor markets, and budget deficits and outstanding debt continue to limit the government's ability to stimulate economic activity.

    Following recent price volatility, we think U.S. and international equity markets are now in the process of building a base for better performance. Equity valuations appear attractive to us -- the dividend yield on U.K. equities surpassed the yield on long-term U.S. government bonds this past spring for the first time since 1959. We also believe that short-term interest rates in Europe could be lowered further by year-end. We believe all of these suggest a very favorable backdrop for better performance in the global equity markets.

--------------------------------------------------------------------------------
7   --   AXP GLOBAL GROWTH FUND   --   2003 SEMIANNUAL REPORT

Investments in Securities

World Growth Portfolio

April 30, 2003 (Unaudited)
(Percentages represent value of investments compared to net assets)

Common stocks (98.0%)(c)
Issuer                                                Shares         Value(a)

Australia (1.2%)
Banks and savings & loans (0.7%)
Australia & New Zealand
   Banking Group                                     288,600       $3,366,955

Retail (0.5%)
Woolworths                                           308,929        2,496,797

Belgium (0.3%)
Insurance
Fortis                                                99,550        1,657,580

Bermuda (2.1%)
Multi-industry conglomerates
Accenture Cl A                                       152,000(b)     2,435,040
Tyco Intl                                            525,709        8,201,060
Total                                                              10,636,100

Canada (4.5%)
Energy (0.9%)
EnCana                                               142,200        4,659,711

Insurance (1.9%)
Sun Life Financial
   Services of Canada                                439,770        9,027,761

Media (0.7%)
Thomson                                              121,061        3,577,147

Metals (0.3%)
Alcan                                                 55,448        1,623,321

Utilities -- telephone (0.7%)
BCE                                                  188,068        3,716,535

Finland (1.1%)
Communications equipment & services
Nokia                                                329,207        5,569,711

France (3.1%)
Banks and savings & loans (1.5%)
BNP Paribas                                          159,325        7,478,553

Energy (1.6%)
TotalFinaElf                                          64,076        8,402,289

Germany (0.5%)
Communications equipment & services
Deutsche Telekom                                     196,818        2,631,395

Hong Kong (0.5%)
Financial services
Cheung Kong                                          415,000        2,293,420

Ireland (0.3%)
Financial services
Irish Life & Permanent                               113,677        1,319,381

Japan (5.6%)
Communications equipment & services (0.7%)
NTT DoCoMo                                             1,622        3,345,732

Computers & office equipment (0.5%)
Canon                                                 60,000        2,424,954

Electronics (0.8%)
Keyence                                               17,820        2,864,409
Tokyo Electron                                        36,300        1,360,565
Total                                                               4,224,974

Financial services (0.8%)
Nomura Holdings                                      214,000        2,119,185
Sumitomo Trust & Banking                             603,000        1,708,989
Total                                                               3,828,174

Furniture & appliances (0.2%)
Matsushita Electric Industrial                       150,000        1,194,868

Industrial equipment & services (0.3%)
SMC                                                   20,600        1,551,132

Media (0.1%)
Sony                                                  19,700          479,037

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
8   --   AXP GLOBAL GROWTH FUND   --   2003 SEMIANNUAL REPORT

Issuer                                                Shares         Value(a)

Japan (cont.)
Multi-industry conglomerates (0.5%)
Mitsubishi                                           200,000       $1,188,999
Sumitomo Chemical                                    550,000        1,489,602
Total                                                               2,678,601

Retail (0.5%)
Seven-Eleven Japan                                    98,000        2,333,725

Textiles & apparel (0.4%)
Asahi Glass                                          339,000        1,805,006

Transportation (0.8%)
East Japan Railway                                       525        2,377,159
Yamato Transport                                     194,000        2,170,015
Total                                                               4,547,174

Mexico (1.0%)
Financial services
Grupo Financiero
   BBVA Bancomer Cl B                              5,649,642(b)     4,907,481

Netherlands (1.7%)
Food
Unilever                                             138,023        8,695,204

Portugal (1.0%)
Utilities -- telephone
Portugal Telecom                                     740,263        5,295,518

Singapore (0.8%)
Banks and savings & loans
United Overseas Bank                                 665,000        3,895,021

South Korea (0.6%)
Communications equipment & services
SK Telecom                                            22,020        3,062,864

Spain (1.3%)
Beverages & tobacco
Altadis                                              263,400        6,790,349

Switzerland (4.0%)
Banks and savings & loans (2.0%)
UBS                                                  213,344       10,122,160

Health care (2.0%)
Novartis                                             250,629        9,886,199

Taiwan (1.3%)
Banks and savings & loans (0.7%)
Chinatrust Financial Holding                       4,106,000(b)     3,203,764

Electronics (0.6%)
Taiwan Semiconductor Mfg                           2,304,000(b)     3,159,243

United Kingdom (14.0%)
Banks and savings & loans (1.1%)
Lloyds TSB Group                                     857,956        5,642,607

Computer software & services (0.7%)
Sage Group                                         1,652,463        3,664,457

Energy (1.4%)
BP 1,103,435                                       6,992,539

Financial services (1.3%)
HSBC Holdings                                        579,506        6,349,073

Food (0.7%)
Compass Group                                        797,557        3,671,125

Health care (3.7%)
GlaxoSmithKline                                      564,143       11,306,591
Smith & Nephew                                     1,133,765        7,560,741
Total                                                              18,867,332

Insurance (0.4%)
Willis Group Holdings                                 68,200        2,127,158

Media (1.1%)
British Sky Broadcasting Group                       549,582(b)     5,696,230

Metals (0.5%)
Rio Tinto                                            131,683        2,517,131

Retail (1.0%)
Marks & Spencer Group                              1,047,303        4,879,281

Utilities -- telephone (2.1%)
Vodafone Group                                     5,263,836       10,389,969

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
9   --   AXP GLOBAL GROWTH FUND   --   2003 SEMIANNUAL REPORT

Issuer                                                Shares         Value(a)

United States (53.1%)
Aerospace & defense (0.9%)
Lockheed Martin                                       86,000       $4,304,300

Banks and savings & loans (1.5%)
Bank of America                                      102,700        7,604,935

Beverages & tobacco (1.8%)
Altria Group                                         123,900        3,811,164
PepsiCo                                              127,000        5,496,560
Total                                                               9,307,724

Building materials & construction (1.0%)
Weyerhaeuser                                         101,600        5,038,344

Communications equipment & services (1.4%)
Verizon Communications                               183,500        6,859,230

Computer software & services (2.7%)
Microsoft                                            529,080       13,528,576

Computers & office equipment (3.7%)
Cisco Systems                                        368,739(b)     5,545,835
Dell Computer                                        450,660(b)    13,028,580
Total                                                              18,574,415

Electronics (1.9%)
Intel                                                356,500        6,559,600
Texas Instruments                                    172,700        3,193,223
Total                                                               9,752,823

Energy (3.0%)
ConocoPhillips                                        94,413        4,748,974
Exxon Mobil                                          293,700       10,338,240
Total                                                              15,087,214

Energy equipment & services (0.9%)
Baker Hughes                                         163,900        4,589,200

Financial services (4.0%)
Citigroup                                            320,337       12,573,228
Goldman Sachs Group                                   99,200        7,529,280
Total                                                              20,102,508

Food (0.8%)
Sysco                                                141,600        4,068,168

Health care (7.6%)
Johnson & Johnson                                    171,000        9,637,560
Pfizer                                               628,470       19,325,453
Wyeth                                                210,114        9,146,262
Total                                                              38,109,275

Health care services (1.7%)
McKesson                                             311,200        8,632,688

Household products (3.7%)
Estee Lauder Cl A                                    158,400        5,148,000
Kimberly-Clark                                       101,100        5,031,747
Procter & Gamble                                      94,600        8,499,810
Total                                                              18,679,557

Industrial equipment & services (1.6%)
Illinois Tool Works                                  128,200        8,202,236

Insurance (3.9%)
American Intl Group                                  206,297       11,954,911
Travelers Property Casualty Cl A                     486,382        7,893,980
Total                                                              19,848,891

Leisure time & entertainment (2.8%)
Carnival                                             257,900        7,115,461
Mattel                                               327,300        7,115,502
Total                                                              14,230,963

Media (1.1%)
Clear Channel Communications                         140,000(b)     5,475,400

Multi-industry conglomerates (3.2%)
General Electric                                     547,500       16,123,876

Restaurants & lodging (1.0%)
Hilton Hotels                                        395,200        5,264,064

Retail (2.9%)
Office Depot                                         348,500(b)     4,412,010
Wal-Mart Stores                                      182,400       10,272,768
Total                                                              14,684,778

Total common stocks
(Cost: $520,479,880)                                             $494,753,903

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
10   --   AXP GLOBAL GROWTH FUND   --   2003 SEMIANNUAL REPORT

Short-term securities (1.2%)
Issuer                          Annualized            Amount           Value(a)
                               yield on date        payable at
                                of purchase          maturity
U.S. government agencies (0.6%)
Federal Natl Mtge Assn Disc Nts
  05-13-03                          1.16%            $500,000           $499,791
  06-02-03                          1.18              800,000            799,135
  06-16-03                          1.19            1,500,000          1,497,669
Total                                                                  2,796,595

Commercial paper (0.6%)
UBS Finance (Delaware)
  05-01-03                          1.36            3,500,000          3,499,868

Total short-term securities
(Cost: $6,296,687)                                                    $6,296,463

Total investments in securities
(Cost: $526,776,567)(d)                                             $501,050,366

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) At April 30, 2003, the cost of securities for federal income tax purposes was approximately $526,777,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                       $ 18,072,000
     Unrealized depreciation                                        (43,799,000)
                                                                    -----------
     Net unrealized depreciation                                   $(25,727,000)
                                                                   ------------

--------------------------------------------------------------------------------
11   --   AXP GLOBAL GROWTH FUND   --   2003 SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities
World Growth Portfolio

April 30, 2003 (Unaudited)
Assets Investments in securities, at value (Note 1)
   (identified cost $526,776,567)                                                                      $501,050,366
Foreign currency holdings (identified cost $1,431,155)                                                    1,422,813
Dividends and accrued interest receivable                                                                 1,945,195
Receivable for investment securities sold                                                                 4,810,354
Unrealized appreciation on foreign currency contracts held, at value (Note 4)                                14,186
                                                                                                             ------
Total assets                                                                                            509,242,914
                                                                                                        -----------
Liabilities
Disbursements in excess of cash on demand deposit                                                            60,070
Payable for investment securities purchased                                                               3,855,376
Unrealized depreciation on foreign currency contracts held, at value (Note 4)                                 1,051
Accrued investment management services fee                                                                   10,846
Other accrued expenses                                                                                       50,093
                                                                                                             ------
Total liabilities                                                                                         3,977,436
                                                                                                          ---------
Net assets                                                                                             $505,265,478
                                                                                                       ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12   --   AXP GLOBAL GROWTH FUND   --   2003 SEMIANNUAL REPORT

Statement of operations
World Growth Portfolio

Six months ended April 30, 2003 (Unaudited)
Investment income
Income:
Dividends                                                                                              $  4,804,264
Interest                                                                                                     50,094
Fee income from securities lending -- net (Note 3)                                                           29,000
   Less foreign taxes withheld                                                                             (507,542)
                                                                                                           --------
Total income                                                                                              4,375,816
                                                                                                          ---------
Expenses (Note 2):
Investment management services fee                                                                        1,862,294
Compensation of board members                                                                                 5,700
Custodian fees                                                                                               39,250
Audit fees                                                                                                   13,500
Other                                                                                                         6,015
                                                                                                              -----
Total expenses                                                                                            1,926,759
                                                                                                          ---------
Investment income (loss) -- net                                                                           2,449,057
                                                                                                          ---------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                                       (46,350,184)
   Foreign currency transactions                                                                            (10,156)
                                                                                                            -------
Net realized gain (loss) on investments                                                                 (46,360,340)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                    53,035,128
                                                                                                         ----------
Net gain (loss) on investments and foreign currencies                                                     6,674,788
                                                                                                          ---------
Net increase (decrease) in net assets resulting from operations                                        $  9,123,845
                                                                                                       ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
13   --   AXP GLOBAL GROWTH FUND   --   2003 SEMIANNUAL REPORT

Statements of changes in net assets
World Growth Portfolio
                                                                                     April 30, 2003          Oct. 31, 2002
                                                                                    Six months ended          Year ended
                                                                                       (Unaudited)
Operations
Investment income (loss) -- net                                                      $  2,449,057          $    5,803,520
Net realized gain (loss) on investments                                               (46,360,340)           (131,918,088)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                  53,035,128               9,918,976
                                                                                       ----------               ---------
Net increase (decrease) in net assets resulting from operations                         9,123,845            (116,195,592)
                                                                                        ---------            ------------
Proceeds from contributions                                                             2,097,031              44,021,250
Fair value of withdrawals                                                             (93,716,052)           (375,713,758)
                                                                                      -----------            ------------
Net contributions (withdrawals) from partners                                         (91,619,021)           (331,692,508)
                                                                                      -----------            ------------
Total increase (decrease) in net assets                                               (82,495,176)           (447,888,100)
Net assets at beginning of period                                                     587,760,654           1,035,648,754
                                                                                      -----------           -------------
Net assets at end of period                                                          $505,265,478          $  587,760,654
                                                                                     ============          ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14   --   AXP GLOBAL GROWTH FUND   --   2003 SEMIANNUAL REPORT

Notes to Financial Statements

World Growth Portfolio

(Unaudited as to April 30, 2003)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
World Growth Portfolio (the Portfolio) is a series of World Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Portfolio invests primarily in equity securities of companies around the world that are positioned to meet market needs in a changing world economy. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the Portfolio, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

--------------------------------------------------------------------------------
15   --   AXP GLOBAL GROWTH FUND   --   2003 SEMIANNUAL REPORT

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

--------------------------------------------------------------------------------
16   --   AXP GLOBAL GROWTH FUND   --   2003 SEMIANNUAL REPORT

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. As of April 30, 2003, foreign currency holdings consisted of multiple denominations.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium and discount using the effective interest method, is accrued daily.

--------------------------------------------------------------------------------
17   --   AXP GLOBAL GROWTH FUND   --   2003 SEMIANNUAL REPORT

2. FEES AND EXPENSES

The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with American Express Financial Corporation (AEFC) to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.8% to 0.675% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP Global Growth Fund to the Lipper Global Funds Index. Prior to Dec. 1, 2002, the maximum adjustment was 0.12% of the Portfolio's average daily net assets after deducting 1% from the performance difference. If the performance difference was less than 1%, the adjustment was zero. On Nov. 13, 2002, shareholders approved modification of the performance incentive adjustment calculation by adjusting the performance difference intervals, while retaining the previous maximum adjustment and reducing the amount of the performance difference for which no adjustment is made to 0.50%. The effect of the modifications began Dec. 1, 2002. The adjustment decreased the fee by $230,594 for the six months ended April 30, 2003.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

AEFC has a Subadvisory Agreement with American Express Asset Management International Inc., a wholly-owned subsidiary of AEFC.

The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

--------------------------------------------------------------------------------
18   --   AXP GLOBAL GROWTH FUND   --   2003 SEMIANNUAL REPORT

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $135,700,852 and $213,235,433, respectively, for the six months ended April 30, 2003. For the same period, the portfolio turnover rate was 26%. Realized gains and losses are determined on an identified cost basis.

Income from securities lending amounted to $29,000 for the six months ended April 30, 2003. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

4. FORWARD FOREIGN CURRENCY CONTRACTS
As of April 30, 2003, the Portfolio has forward foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

Exchange date             Currency to               Currency to                          Unrealized           Unrealized
                         be delivered               be received                         appreciation         depreciation
May 1, 2003                13,662,000                   113,627                           $    --             $  929
                         Japanese Yen               U.S. Dollar

May 2, 2003                 1,222,636                 1,108,163                            14,074                 --
                          U.S. Dollar    European Monetary Unit

May 5, 2003                 1,507,380                   942,866                                --                 76
                    Australian Dollar               U.S. Dollar

May 6, 2003                 2,271,060                 3,629,835
                        British Pound               U.S. Dollar                               112                 --

May 6, 2003                14,684,735                   123,086                                --                 46
                         Japanese Yen               U.S. Dollar
                                                                                          -------             ------
Total                                                                                     $14,186             $1,051
                                                                                          -------             ------

--------------------------------------------------------------------------------
19   --   AXP GLOBAL GROWTH FUND   --   2003 SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Global Growth Fund

April 30, 2003 (Unaudited)
Assets
Investment in Portfolio (Note 1)                                                                     $  505,216,133
Capital shares receivable                                                                                     1,364
                                                                                                              -----
Total assets                                                                                            505,217,497
                                                                                                        -----------
Liabilities
Capital shares payable                                                                                       90,032
Accrued distribution fee                                                                                      6,468
Accrued service fee                                                                                              15
Accrued transfer agency fee                                                                                   4,809
Accrued administrative services fee                                                                             791
Other accrued expenses                                                                                       98,657
                                                                                                             ------
Total liabilities                                                                                           200,772
                                                                                                            -------
Net assets applicable to outstanding capital stock                                                   $  505,016,725
                                                                                                     ==============
Represented by
Capital stock -- $.01 par value (Note 1)                                                             $    1,284,020
Additional paid-in capital                                                                            1,222,335,999
Net operating loss                                                                                         (156,118)
Accumulated net realized gain (loss) (Note 5)                                                          (692,836,080)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                   (25,611,096)
                                                                                                        -----------
Total -- representing net assets applicable to outstanding capital stock                             $  505,016,725
                                                                                                     ==============
Net assets applicable to outstanding shares:               Class A                                   $  349,397,821
                                                           Class B                                   $  149,167,373
                                                           Class C                                   $      896,902
                                                           Class Y                                   $    5,554,629
Net asset value per share of outstanding capital stock:    Class A shares       87,631,770           $         3.99
                                                           Class B shares       39,149,514           $         3.81
                                                           Class C shares          236,145           $         3.80
                                                           Class Y shares        1,384,617           $         4.01
                                                                                 ---------           --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
20   --   AXP GLOBAL GROWTH FUND   --   2003 SEMIANNUAL REPORT

Statement of operations
AXP Global Growth Fund

Six months ended April 30, 2003 (Unaudited)
Investment income
Income:
Dividends                                                                                              $  4,803,827
Interest                                                                                                     50,044
Fee income from securities lending -- net                                                                    28,997
   Less foreign taxes withheld                                                                             (507,494)
                                                                                                           --------
Total income                                                                                              4,375,374
                                                                                                          ---------
Expenses (Note 2):
Expenses allocated from Portfolio                                                                         1,926,588
Distribution fee
   Class A                                                                                                  460,363
   Class B                                                                                                  785,354
   Class C                                                                                                    4,378
Transfer agency fee                                                                                         944,158
Incremental transfer agency fee
   Class A                                                                                                   72,494
   Class B                                                                                                   54,670
   Class C                                                                                                      382
Service fee -- Class Y                                                                                        3,365
Administrative services fees and expenses                                                                   152,468
Compensation of board members                                                                                 4,867
Printing and postage                                                                                         88,572
Registration fees                                                                                            24,994
Audit fees                                                                                                    4,500
Other                                                                                                         8,527
                                                                                                              -----
Total expenses                                                                                            4,535,680
   Earnings credits on cash balances (Note 2)                                                                (4,188)
                                                                                                             ------
Total net expenses                                                                                        4,531,492
                                                                                                          ---------
Investment income (loss) -- net                                                                            (156,118)
                                                                                                           --------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                                                                (46,346,905)
   Foreign currency transactions                                                                            (10,171)
                                                                                                            -------
Net realized gain (loss) on investments                                                                 (46,357,076)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                    53,031,066
                                                                                                         ----------
Net gain (loss) on investments and foreign currencies                                                     6,673,990
                                                                                                          ---------
Net increase (decrease) in net assets resulting from operations                                        $  6,517,872
                                                                                                       ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
21   --   AXP GLOBAL GROWTH FUND   --   2003 SEMIANNUAL REPORT

Statements of changes in net assets
AXP Global Growth Fund
                                                                                     April 30, 2003          Oct. 31, 2002
                                                                                    Six months ended          Year ended
                                                                                       (Unaudited)
Operations
Investment income (loss) -- net                                                      $   (156,118)         $   (1,935,522)
Net realized gain (loss) on investments                                               (46,357,076)           (131,909,877)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                  53,031,066               9,920,003
                                                                                       ----------               ---------
Net increase (decrease) in net assets resulting from operations                         6,517,872            (123,925,396)
                                                                                        ---------            ------------
Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                                             12,866,710             153,444,115
   Class B shares                                                                       3,332,260              14,910,622
   Class C shares                                                                         115,913                 413,384
   Class Y shares                                                                         813,239               2,888,855
Payments for redemptions
   Class A shares                                                                     (74,905,496)           (377,354,000)
   Class B shares (Note 2)                                                            (28,130,800)           (112,290,601)
   Class C shares (Note 2)                                                               (124,353)               (484,202)
   Class Y shares                                                                      (2,994,005)             (5,560,351)
                                                                                       ----------              ----------
Increase (decrease) in net assets from capital share transactions                     (89,026,532)           (324,032,178)
                                                                                      -----------            ------------
Total increase (decrease) in net assets                                               (82,508,660)           (447,957,574)
Net assets at beginning of period                                                     587,525,385           1,035,482,959
                                                                                      -----------           -------------
Net assets at end of period                                                          $505,016,725          $  587,525,385
                                                                                     ============          ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
22   --   AXP GLOBAL GROWTH FUND   --   2003 SEMIANNUAL REPORT

Notes to Financial Statements

AXP Global Growth Fund

(Unaudited as to April 30, 2003)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP Global Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers Class A, Class B, Class C and Class Y shares.

o    Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o    Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in World Growth Portfolio

The Fund invests all of its assets in World Growth Portfolio (the Portfolio), a series of World Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in equity securities of companies around the world that are positioned to meet market needs in a changing world economy.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of April 30, 2003 was 99.99%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

--------------------------------------------------------------------------------
23   --   AXP GLOBAL GROWTH FUND   --   2003 SEMIANNUAL REPORT

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

--------------------------------------------------------------------------------
24   --   AXP GLOBAL GROWTH FUND   --   2003 SEMIANNUAL REPORT

2. EXPENSES AND SALES CHARGES

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.035% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o    Class A $19.00

o    Class B $20.00

o    Class C $19.50

o    Class Y $17.00

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $173,033 for Class A, $64,112 for Class B and $11 for Class C for the six months ended April 30, 2003.

During the six months ended April 30, 2003, the Fund's transfer agency fees were reduced by $4,188 as a result of earnings credits from overnight cash balances.

--------------------------------------------------------------------------------
25   --   AXP GLOBAL GROWTH FUND   --   2003 SEMIANNUAL REPORT

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                                Six months ended April 30, 2003
                                             Class A                Class B            Class C               Class Y
Sold                                       3,314,192               896,127             31,153               207,322
Issued for reinvested distributions               --                    --                 --                    --
Redeemed                                 (19,392,490)           (7,632,579)           (34,041)             (779,313)
                                         -----------            ----------            -------              --------
Net increase (decrease)                  (16,078,298)           (6,736,452)            (2,888)             (571,991)
                                         -----------            ----------             ------              --------

                                                                    Year ended Oct. 31, 2002
                                             Class A                Class B            Class C               Class Y
Sold                                      33,048,514             3,279,173             90,882               631,685
Issued for reinvested distributions               --                    --                 --                    --
Redeemed                                 (81,570,654)          (25,562,545)          (113,161)           (1,189,052)
                                         -----------           -----------           --------            ----------
Net increase (decrease)                  (48,522,140)          (22,283,372)           (22,279)             (557,367)
                                         -----------           -----------            -------              --------

4. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by Deutsche Bank, whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. The Fund had no borrowings outstanding during the six months ended April 30, 2003.

5. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund has a capital loss carry-over of $643,043,436 as of Oct. 31, 2002, that will expire in 2009 and 2010 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------
26   --   AXP GLOBAL GROWTH FUND   --   2003 SEMIANNUAL REPORT

6. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended Oct. 31,                              2003(g)           2002           2001           2000        1999
Net asset value, beginning of period                      $3.92            $4.69         $ 8.74         $ 9.18       $7.80
Income from investment operations:
Net investment income (loss)                                 --               --            .02           (.02)        .02
Net gains (losses) (both realized and unrealized)           .07             (.77)         (2.71)           .58        1.78
Total from investment operations                            .07             (.77)         (2.69)           .56        1.80
Less distributions:
Dividends from and in excess of net investment income        --               --           (.02)          (.04)       (.05)
Distributions from realized gains                            --               --          (1.34)          (.96)       (.37)
Total distributions                                          --               --          (1.36)         (1.00)       (.42)
Net asset value, end of period                            $3.99            $3.92         $ 4.69         $ 8.74       $9.18

Ratios/supplemental data
Net assets, end of period (in millions)                    $349             $406           $714         $1,356      $1,260
Ratio of expenses to average daily net assets(c)          1.47%(d)         1.39%          1.18%          1.22%       1.25%
Ratio of net investment income (loss)
    to average daily net assets                            .17%(d)          .01%           .39%          (.21%)       .14%
Portfolio turnover rate
   (excluding short-term securities)                        26%             123%           218%           131%         83%
Total return(e)                                           1.79%(f)       (16.42%)       (34.83%)         4.74%      23.59%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
27   --   AXP GLOBAL GROWTH FUND   --   2003 SEMIANNUAL REPORT

Class B
Per share income and capital changes(a)
Fiscal period ended Oct. 31,                              2003(g)           2002           2001           2000         1999
Net asset value, beginning of period                      $3.76            $4.53         $ 8.53          $9.01        $7.68
Income from investment operations:
Net investment income (loss)                               (.01)            (.04)          (.02)          (.08)        (.05)
Net gains (losses) (both realized and unrealized)           .06             (.73)         (2.64)           .56         1.75
Total from investment operations                            .05             (.77)         (2.66)           .48         1.70
Less distributions:
Distributions from realized gains                            --               --          (1.34)          (.96)        (.37)
Net asset value, end of period                            $3.81            $3.76         $ 4.53          $8.53        $9.01

Ratios/supplemental data
Net assets, end of period (in millions)                    $149             $173           $309           $575         $464
Ratio of expenses to average daily net assets(c)          2.25%(d)         2.16%          1.95%          1.98%        2.02%
Ratio of net investment income (loss)
    to average daily net assets                           (.61%)(d)        (.77%)         (.38%)         (.95%)       (.62%)
Portfolio turnover rate
   (excluding short-term securities)                        26%             123%           218%           131%          83%
Total return(e)                                           1.33%(f)       (17.00%)       (35.38%)         3.89%       22.66%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
28   --   AXP GLOBAL GROWTH FUND   --   2003 SEMIANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended Oct. 31,                             2003(g)            2002           2001          2000(b)
Net asset value, beginning of period                      $3.75            $4.52         $ 8.54         $ 9.57
Income from investment operations:
Net investment income (loss)                               (.01)            (.04)          (.02)          (.01)
Net gains (losses) (both realized and unrealized)           .06             (.73)         (2.64)         (1.02)
Total from investment operations                            .05             (.77)         (2.66)         (1.03)
Less distributions:
Dividends from and in excess of net investment income        --               --           (.02)            --
Distributions from realized gains                            --               --          (1.34)            --
Total distributions                                          --               --          (1.36)            --
Net asset value, end of period                            $3.80            $3.75         $ 4.52         $ 8.54

Ratios/supplemental data
Net assets, end of period (in millions)                      $1               $1             $1             $1
Ratio of expenses to average daily net assets(c)          2.27%(d)         2.19%          1.95%          1.98%(d)
Ratio of net investment income (loss)
    to average daily net assets                           (.62%)(d)        (.78%)         (.42%)        (1.15%)(d)
Portfolio turnover rate
   (excluding short-term securities)                        26%             123%           218%           131%
Total return(e)                                           1.33%(f)       (17.04%)       (35.37%)       (10.76%)(f)

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
29   --   AXP GLOBAL GROWTH FUND   --   2003 SEMIANNUAL REPORT

Class Y
Per share income and capital changes(a)
Fiscal period ended Oct. 31,                               2003(g)          2002           2001           2000         1999
Net asset value, beginning of period                      $3.94            $4.70         $ 8.76         $ 9.20        $7.81
Income from investment operations:
Net investment income (loss)                                .01              .01            .04           (.01)         .03
Net gains (losses) (both realized and unrealized)           .06             (.77)         (2.73)           .58         1.78
Total from investment operations                            .07             (.76)         (2.69)           .57         1.81
Less distributions:
Dividends from and in excess of net investment income        --               --           (.03)          (.05)        (.05)
Distributions from realized gains                            --               --          (1.34)          (.96)        (.37)
Total distributions                                          --               --          (1.37)         (1.01)        (.42)
Net asset value, end of period                            $4.01            $3.94         $ 4.70         $ 8.76        $9.20

Ratios/supplemental data
Net assets, end of period (in millions)                      $6               $8            $12            $20          $26
Ratio of expenses to average daily net assets(c)          1.28%(d)         1.21%          1.01%          1.05%        1.13%
Ratio of net investment income (loss)
    to average daily net assets                            .33%(d)          .18%           .55%          (.06%)        .24%
Portfolio turnover rate
   (excluding short-term securities)                        26%             123%           218%           131%          83%
Total return(e)                                           1.78%(f)       (16.17%)       (34.78%)         4.86%       23.86%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
30   --   AXP GLOBAL GROWTH FUND   --   2003 SEMIANNUAL REPORT

Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Adjusted to an annual basis.

(e) Total return does not reflect payment of a sales charge.

(f) Not annualized.

(g) Six months ended April 30, 2003 (Unaudited).

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31   --   AXP GLOBAL GROWTH FUND   --   2003 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
(logo)
AMERICAN
   EXPRESS(R)
--------------------------------------------------------------------------------

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

AXP(R)
   Global
      Technology
            Fund

Semiannual Report
for the Period Ended
April 30, 2003

AXP Global Technology Fund seeks to provide shareholders with long-term capital growth.

--------------------------------------------------------------------------------
(logo)                                                                  (logo)
American                                                                AMERICAN
   Express(R)                                                            EXPRESS
 Funds                                                                  (R)
--------------------------------------------------------------------------------

Table of Contents

Fund Snapshot                                               3

Questions & Answers
   with Portfolio Management                                4

Investments in Securities                                   8

Financial Statements (Portfolio)                           11

Notes to Financial Statements (Portfolio)                  14

Financial Statements (Fund)                                19

Notes to Financial Statements (Fund)                       22

(Dalbar logo)

American Express(R) Funds' reports to shareholders have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.

--------------------------------------------------------------------------------
2   --   AXP GLOBAL TECHNOLOGY FUND   --   2003 SEMIANNUAL REPORT

Fund Snapshot AS OF APRIL 30, 2003

PORTFOLIO MANAGERS

Portfolio manager                          Telis Bertsekas
Since                                                 6/02
Years in industry                                        6

Portfolio manager                              Nina Hughes
Since                                                 6/02
Years in industry                                        5

FUND OBJECTIVE

For investors seeking long-term capital growth.

Inception dates
A: 11/13/96       B: 11/13/96      C: 6/26/00         Y: 11/13/96

Ticker symbols
A: AXIAX          B: INVBX         C: AXICX           Y: --

Total net assets                            $140.1 million

Number of holdings                        approximately 80

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

        STYLE
VALUE   BLEND  GROWTH
                X     LARGE
                X     MEDIUM    SIZE
                X     SMALL

SECTOR COMPOSITION

Percentage of portfolio assets

(pie chart)

Computer & office equipment (hardware) 24.6%
Computer software & services 24.3%
Electronics (includes semiconductors) 24.1%
Communications equipment & services 11.5%
Communications services 6.1%
Consumer discretionary 4.4%
Cash and equivalents 4.2%
Industrials 0.5%
Financials 0.3%

TOP TEN HOLDINGS

Percentage of portfolio assets

Nokia ADR (Communications equipment & services)              6.6%
Microsoft (Computer software & services)                     4.9
Taiwan Semiconductor Mfg ADR (Electronics)                   3.7
First Data (Computers & office equipment)                    3.7
Ariba (Computer software & services)                         3.5
Cadence Design Systems
(Computer software & services)                               3.0
Intel (Electronics)                                          2.7
Flextronics Intl
(Communications equipment & services)                        2.7
Sanmina-SCI (Computers & office equipment)                   2.6
Analog Devices (Electronics)                                 2.5

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

Funds that concentrate investments in a limited number of securities may involve greater risks and more price volatility than more diversified funds.

There are special risk considerations associated with international investing related to market, currency, economic, political and other factors.

Stock prices of established companies that pay dividends may be less volatile than the stock market as a whole. Stocks of medium- and small-sized companies may be subject to more abrupt or erratic price movements than stocks of larger companies. Some of these companies also have fewer financial resources.

Fund holdings are subject to change.

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3   --   AXP GLOBAL TECHNOLOGY FUND   --   2003 SEMIANNUAL REPORT

Questions & Answers
                  WITH PORTFOLIO MANAGEMENT

Q: How did the AXP Global Technology Fund perform for the first half of fiscal year 2003?

A: AXP Global Technology Fund's Class A shares advanced 19.42% (excluding sales charge) for the six months ended April 30, 2003. This substantially outpaced the 9.84% return for the period for the Lipper Science and Technology Funds Index, representing the Fund's peer group. The Fund also outperformed the Fund's benchmark, the unmanaged Pacific Stock Exchange Technology Index, which gained 7.67% for the period.

Q:   What factors affected performance during the period?

A: We attribute most of the Fund's results over the six-month period to stock selection since about 10 stocks in particular boosted performance. Specifically, we look for growth stocks that have reasonable valuations using traditional fundamental analysis. Though the technology sector has been out of favor, we were able to generate solid returns through careful stock selection. This helped us achieve strong, positive results despite a volatile equity market. Mid-cap and small-cap technology stocks generally outperformed large-cap technology stocks for the period.

(bar graph)

                 PERFORMANCE COMPARISON
      For the six-month period ended April 30, 2003
20%      (bar 1)
         +19.42%
15%

10%                          (bar 2)            (bar 3)
                             +7.67%             +9.84%
 5%

 0%

(bar 1) AXP Global Technology Fund Class A (excluding sales charge) (bar 2) PSE Technology Index (1)
(bar 3) Lipper Science and Technology Funds Index(2)

(1) Pacific Stock Exchange Technology Index (PSE Index), an unmanaged index published by the Pacific Exchange, is comprised of 100 listed and over-the-counter stocks from 15 different industries including computer hardware, software, semiconductors, telecommunications, data storage and processing, electronics and biotechnology.

(2) The Lipper Science and Technology Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Past performance is no guarantee of future results. The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B, Class C and Class Y may vary from that shown above because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

--------------------------------------------------------------------------------
4   --   AXP GLOBAL TECHNOLOGY FUND   --   2003 SEMIANNUAL REPORT

Questions & Answers

(begin callout quote)> The Fund's emphasis on careful stock selection helped us achieve strong, positive results despite a volatile equity market. (end callout quote)

AVERAGE ANNUAL TOTAL RETURNS

as of April 30, 2003

                           Class A                  Class B                     Class C                 Class Y
(Inception dates)        (11/13/96)               (11/13/96)                   (6/26/00)              (11/13/96)
                      NAV(1)     POP(2)       NAV(1)     After CDSC(3)    NAV(1)  After CDSC(4)     NAV(5)   POP(5)
6 months*           +19.42%    +12.53%      +18.48%       +14.48%       +18.48%     +17.48%       +19.42%  +19.42%
1 year              -17.45%    -22.20%      -18.05%       -21.32%       -18.05%     -18.86%       -16.89%  -16.89%
5 years              -7.77%     -8.86%       -8.56%        -8.60%         N/A         N/A          -7.77%   -7.77%
Since inception      -1.99%     -2.89%       -2.80%        -2.80%       -41.67%     -41.67%        -1.99%   -1.99%

* Not annualized.

(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 5.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to institutional investors only.

Past performance is no guarantee of future results. Prior to April 19, 2000, the Fund had not engaged in a broad public offering of its shares, or been subject to redemption requests. It had sold shares only to a single investor. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. The performance shown for each class of shares will vary due to differences in sales charges and fees. Short term performance may be higher or lower than the figures shown. Visit americanexpress.com for current information.

--------------------------------------------------------------------------------
5   --   AXP GLOBAL TECHNOLOGY FUND   --   2003 SEMIANNUAL REPORT

Questions & Answers

     Performance was generated across the five technology sub-sectors: computer software, computer hardware, semiconductors, networking and computer services. The flexibility to move between these areas is a competitive advantage over some of the more targeted peer groups.

     Overall, we found success with companies that are not widely followed by analysts, and with companies with improving revenues and profit margins. MicroStrategy, a supplier of business intelligence software, OmniVision Technologies, a maker of semiconductor imaging devices for digital cameras, Western Digital, a disk drive company and Ariba, a firm whose products include on-line corporate purchasing systems, were four of the biggest contributors to the Fund's results. There are many stocks in the Fund's portfolio in which many of our peers typically do not invest. An improving fundamental backdrop also contributed to performance.

     For some large well-known media services and software firms such as AOL Time Warner and Oracle, both of which suffered from negative news, the first quarter was a difficult period. We avoided these two stocks and this helped contribute to the Fund's results. The implementation of a strict sell discipline is one of our key risk management controls and we make a conscious effort to avoid disproportionate risk in targeting potential upside returns.

Q:   What changes did you make to the portfolio since October 2002?

A: We increased the Fund's positioning in semiconductors and decreased its weighting in software firms. During the period, we moved from an environment where technology companies had relatively strong fourth calendar quarter earnings to one where the earnings outlook became muddy. By February, investors realized that it would be a challenge for technology companies to meet analysts' earnings expectations. To help protect capital, we further diversified the Fund during the period, increasing the number of names in the portfolio. This resulted in a portfolio turnover rate of 291%.

--------------------------------------------------------------------------------
6   --   AXP GLOBAL TECHNOLOGY FUND   --   2003 SEMIANNUAL REPORT

Questions & Answers

Q:   What is your outlook in the  coming months?

A: Global uncertainty, restrictions on business investment and constrained capital budgets at many businesses could be tough on technology firms, especially software companies. Still, we believe there are many interesting investment opportunities among companies whose products and services are leading edge. A substantial amount of excess technology capacity has been eliminated over the past three years, and we believe more companies are now running IT operations with stretched resources.
     In our view, there is pent-up business demand for technology services and products that may generate reasonable industry growth later this year.

     Overall, technology is one of few areas of the U.S. economy where there is a real secular growth trend. An example of a company that may work well for the portfolio is Nokia, the cell phone maker. Nokia has some new products, and makes over 30% of every cellular telephone handset shipped. We believe that Nokia could have rising units volume, rising prices and rising profit margins. This is the kind of growth for which we are looking.

     When the current earnings and geopolitical fog lifts, we expect the Fund to be well positioned for the rest of the year. We remain focused on generating absolute returns, and achieving strong, competitive returns in any market environment.

--------------------------------------------------------------------------------
7   --   AXP GLOBAL TECHNOLOGY FUND   --   2003 SEMIANNUAL REPORT

Investments in Securities

World Technologies Portfolio
April 30, 2003 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (88.9%)
Issuer                                         Shares           Value(a)

Communications equipment & services (10.4%)
Arris Group                                   125,000(b)        $487,625
Flextronics Intl                              420,000(b,c)     3,675,000
Nokia ADR                                     530,000(c)       8,782,100
UTStarcom                                      40,000(b)         870,840
Westell Technologies Cl A                     190,000(b)         837,900
Total                                                         14,653,465

Computer software & services (23.2%)
Ariba                                       1,424,600(b)       4,644,195
Ascential Software                            560,000(b)       2,150,400
Automatic Data Processing                      65,000          2,185,950
Business Objects ADR                          135,000(b,c)     2,933,550
Cadence Design Systems                        355,000(b)       4,057,650
Electronic Arts                                30,000(b)       1,778,100
Intuit                                         60,000(b)       2,326,800
Microsoft                                     256,000          6,545,920
Oracle                                        220,000(b)       2,613,600
Take-Two Interactive Software                 100,000(b)       2,250,000
Vignette                                      510,000(b)       1,050,600
Total                                                         32,536,765

Computers & office equipment (22.2%)
3Com                                          263,000(b)       1,367,600
Ceridian                                      215,000(b)       2,999,250
CGI Group                                     130,000(b,c)       635,229
Computer Sciences                              40,000(b)       1,318,000
Compuware                                     690,000(b)       3,029,100
E.piphany                                     200,000(b)         890,000
F5 Networks                                    60,000(b)         825,600
First Data                                    125,000          4,903,750
Legato Systems                                245,000(b)       1,450,400
MicroStrategy Cl A                             29,500(b)         812,135
NCR                                           130,000(b)       2,849,600
Quantum                                       325,000(b)       1,121,250
Retek                                         205,000(b)       1,281,250
Sanmina-SCI                                   715,000(b)       3,432,000
Solectron                                     325,000(b)       1,036,750
Sun Microsystems                              543,000(b)       1,791,900
Western Digital                               155,000(b)       1,446,150
Total                                                         31,189,964

Electronics (23.0%)
Analog Devices                                100,000(b)       3,312,000
Artisan Components                             75,000(b)       1,482,750
Corning                                       330,000(b)       1,788,600
Intel                                         200,000          3,680,000
LG Electronics                                 28,000(c)         965,597
Linear Technology                              30,000          1,034,100
LTX                                           210,000(b)       1,417,500
Microchip Technology                           70,000          1,455,300
Micron Technology                             245,000(b)       2,082,500
NetScreen Technologies                         60,000(b)       1,216,800
OPNET Technologies                            100,000(b)         703,000
Pemstar                                       280,000(b)         837,200
Samsung Electronics                             5,900(c)       1,481,070
Siliconix                                      25,000(b)         706,250
STMicroelectronics                            120,000(c)       2,470,800
Taiwan Semiconductor Mfg ADR                  590,000(b,c)     4,938,300
Trimble Navigation                             45,000(b)       1,136,250
United Microelectronics ADR                   465,000(b,c)     1,506,600
Total                                                         32,214,617

Leisure time & entertainment (2.1%)
Activision                                     80,000(b)       1,224,000
Imax                                          100,000(b,c)       788,000
Scientific Games Holdings                     140,000(b)         912,800
Total                                                          2,924,800

Media (4.7%)
Comcast Special Cl A                           40,000(b)       1,202,400
Sony ADR                                      113,000(c)       2,795,620
USA Interactive                                85,000(b)       2,545,750
Total                                                          6,543,770

Retail (2.1%)
Best Buy                                       85,000(b)       2,939,300

Utilities -- telephone (1.1%)
Amdocs                                         90,000(b,c)     1,589,400

Total common stocks
(Cost: $118,702,956)                                        $124,592,081

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
8   --   AXP GLOBAL TECHNOLOGY FUND   --   2003 SEMIANNUAL REPORT

Preferred stocks & other (0.4%)(b,f)
Issuer                                         Shares           Value(a)

Bluestream Ventures LP                      1,375,000(e)        $465,059
Marketsoft
   Cv                                         225,410            112,706
Paxonet Communications                        106,383(d)              --
Portera
   Series G                                   425,374(d)              --
Retail Exchange.com                           314,286(d)              --
   Warrants                                   111,789(d)              --
Vcommerce
   Cv Series C                                                    64,378
1,288

Total preferred stocks & other
(Cost: $5,036,582)                                              $579,053

Bonds (2.2%)
Issuer                   Coupon            Principal           Value(a)
                          rate              amount
BEA Systems
     Cv
         12-15-06         4.00%            $900,000             $852,750
Ciena
     Cv
         02-01-08         3.75            1,000,000              793,750
Kulicke & Soffa Inds
     Cv
         12-15-06         4.75            1,000,000              672,500
Manugistics Group
     Cv
         11-01-07         5.00            1,300,000              734,500
Total bonds
(Cost: $2,867,070)                                            $3,053,500

Short-term securities (4.0%)
Issuer                 Annualized           Amount             Value(a)
                      yield on date       payable at
                       of purchase         maturity

U.S. government agencies (2.2%)
Federal Natl Mtge Assn Disc Nts
         05-09-03         1.18%            $400,000             $399,882
         05-19-03         1.17            1,400,000            1,399,136
         05-21-03         1.23            1,300,000            1,299,156
Total             3,098,174

Commercial paper (1.8%)
SBC Intl
         05-15-03         1.23            2,500,000(g)         2,498,719

Total short-term securities
(Cost: $5,596,996)                                            $5,596,893

Total investments in securities
(Cost: $132,203,604)(h)                                     $133,821,527

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
9   --   AXP GLOBAL TECHNOLOGY FUND   --   2003 SEMIANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of April 30, 2003, the value of foreign securities represented 23.2% of net assets.

(d)  Negligible market value.

(e) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(f)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). Information concerning such security holdings at April 30, 2003, is as follows:

     Security                             Acquisition                   Cost
                                             dates
     Bluestream Ventures LP         06-28-00 thru 02-18-03        $1,305,113
     Marketsoft
       Cv                                  12-11-00                1,100,001
     Paxonet Communications         04-04-01 thru 04-23-01           300,000
     Portera
       Series G                            11-10-00                1,425,003
     Retail Exchange.com            11-29-00 thru 10-21-02           606,463
       Warrants                            11-29-00                        1
     Vcommerce
       Cv Series C                         07-21-00                  300,001

(g) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(h) At April 30, 2003, the cost of securities for federal income tax purposes was approximately $132,204,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                     $ 8,747,000
     Unrealized depreciation                                      (7,129,000)
                                                                  ----------
     Net unrealized appreciation                                 $ 1,618,000
                                                                 -----------

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10   --   AXP GLOBAL TECHNOLOGY FUND   --   2003 SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities
World Technologies Portfolio

April 30, 2003 (Unaudited)
Assets
Investments in securities, at value
(Note 1)*
     (identified cost $132,203,604)                                                                     $133,821,527
Cash in bank on demand deposit                                                                             2,124,600
Dividends and accrued interest receivable                                                                     83,357
Receivable for investment securities sold                                                                 13,004,369
U.S. government securities held as collateral (Note 4)                                                       872,821
                                                                                                             -------
Total assets                                                                                             149,906,674
                                                                                                         -----------
Liabilities
Payable for investment securities purchased                                                                7,636,889
Payable upon return of securities loaned (Note 4)                                                          1,997,821
Accrued investment management services fee                                                                     2,775
Other accrued expenses                                                                                        27,882
                                                                                                              ------
Total liabilities                                                                                          9,665,367
                                                                                                           ---------
Net assets                                                                                              $140,241,307
                                                                                                        ============
* Including securities on loan, at value (Note 4)                                                       $  1,830,850
                                                                                                        ------------

See accompanying notes to financial statements.
--------------------------------------------------------------------------------
11   --   AXP GLOBAL TECHNOLOGY FUND   --   2003 SEMIANNUAL REPORT

Statement of operations
World Technologies Portfolio

Six months ended April 30, 2003 (Unaudited)
Investment income
Income:
Dividends                                                                                                $   240,496
Interest                                                                                                     177,626
Fee income from securities lending -- net (Note 3)                                                            39,475
     Less foreign taxes withheld                                                                             (20,803)
                                                                                                             -------
Total income                                                                                                 436,794
                                                                                                             -------
Expenses (Note 2):
Investment management services fee                                                                           465,279
Compensation of board members                                                                                  4,867
Custodian fees                                                                                                30,018
Audit fees                                                                                                    10,500
Other                                                                                                          9,235
                                                                                                               -----
Total expenses                                                                                               519,899
                                                                                                             -------
Investment income (loss) -- net                                                                              (83,105)
                                                                                                             -------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
     Security transactions (Note 3)                                                                       17,249,894
     Foreign currency transactions                                                                            (6,778)
                                                                                                              ------
Net realized gain (loss) on investments                                                                   17,243,116
Net change in unrealized appreciation (depreciation) on investments
     and on translation of assets and liabilities in foreign currencies                                    6,011,389
                                                                                                           ---------
Net gain (loss) on investments and foreign currencies                                                     23,254,505
                                                                                                          ----------
Net increase (decrease) in net assets resulting from operations                                          $23,171,400
                                                                                                         ===========

See accompanying notes to financial statements.
--------------------------------------------------------------------------------
12   --   AXP GLOBAL TECHNOLOGY FUND   --   2003 SEMIANNUAL REPORT

Statements of changes in net assets
World Technologies Portfolio
                                                                                April 30, 2003        Oct. 31, 2002
                                                                               Six months ended        Year ended
                                                                                  (Unaudited)
Operations
Investment income (loss) -- net                                                  $    (83,105)        $   (960,315)
Net realized gain (loss) on investments                                            17,243,116          (86,891,957)
Net change in unrealized appreciation (depreciation) on investments
     and on translation of assets and liabilities in foreign currencies             6,011,389           15,298,490
                                                                                    ---------           ----------
Net increase (decrease) in net assets resulting from operations                    23,171,400          (72,553,782)
                                                                                   ----------          -----------
Proceeds from contributions                                                         5,547,316           12,839,018
Fair value of withdrawals                                                          (9,387,667)         (37,231,532)
                                                                                   ----------          -----------
Net contributions (withdrawals) from partners                                      (3,840,351)         (24,392,514)
                                                                                   ----------          -----------
Total increase (decrease) in net assets                                            19,331,049          (96,946,296)
Net assets at beginning of period                                                 120,910,258          217,856,554
                                                                                  -----------          -----------
Net assets at end of period                                                      $140,241,307         $120,910,258
                                                                                 ============         ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
13   --   AXP GLOBAL TECHNOLOGY FUND   --   2003 SEMIANNUAL REPORT

Notes to Financial Statements

World Technologies Portfolio
(Unaudited as to April 30, 2003)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

World Technologies Portfolio (the Portfolio) is a series of World Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. The Portfolio invests in equity securities of companies in the information technology industry throughout the world. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the Portfolio, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

--------------------------------------------------------------------------------
14   --   AXP GLOBAL TECHNOLOGY FUND   --   2003 SEMIANNUAL REPORT

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

--------------------------------------------------------------------------------
15   --   AXP GLOBAL TECHNOLOGY FUND   --   2003 SEMIANNUAL REPORT

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Illiquid securities

As of April 30, 2003, investments in securities included issues that are illiquid which the Portfolio currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities as of April 30, 2003 was $579,053 representing 0.41% of net assets. These securities are valued at fair value according to methods selected in good faith by the board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

--------------------------------------------------------------------------------
16   --   AXP GLOBAL TECHNOLOGY FUND   --   2003 SEMIANNUAL REPORT

Securities purchased on a forward-commitment basis

Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment basis, including when-issued securities and future capital commitments for limited partnership interests, can take place one month or more after the transaction date. During this period, when-issued securities are subject to market fluctuations, and they may affect the Portfolio's net assets the same as owned securities. The Portfolio designates cash or liquid securities at least equal to the amount of its forward-commitments. As of April 30, 2003, the Portfolio has entered into outstanding future capital commitments for limited partnership interests of $1,125,000.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium and discount using the effective interest method, is accrued daily.

--------------------------------------------------------------------------------
17   --   AXP GLOBAL TECHNOLOGY FUND   --   2003 SEMIANNUAL REPORT

2. FEES AND EXPENSES

The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with American Express Financial Corporation (AEFC) to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.72% to 0.595% annually. On Nov. 13, 2002, shareholders approved the addition of the performance incentive adjustment that may adjust the management fee upward or downward based upon a comparison of the performance of Class A shares of AXP Global Technology Fund to the Lipper Science and Technology Funds Index. The maximum adjustment is 0.12% of the Fund's average daily net assets. If the performance difference is less than 0.50%, the adjustment will be zero. The first adjustment will be made on June 1, 2003 and will cover the six-month period beginning Dec. 1, 2002.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

The Portfolio pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $352,355,812 and $361,460,787, respectively, for the six months ended April 30, 2003. For the same period, the portfolio turnover rate was 291%. Realized gains and losses are determined on an identified cost basis.

Brokerage clearing fees paid to brokers affiliated with AEFC were $320,769 for the six months ended April 30, 2003.

4. LENDING OF PORTFOLIO SECURITIES

As of April 30, 2003, securities valued at $1,830,850 were on loan to brokers. For collateral, the Portfolio received $1,125,000 in cash and U.S. government securities valued at $872,821. Income from securities lending amounted to $39,475 for the six months ended April 30, 2003. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

--------------------------------------------------------------------------------
18   --   AXP GLOBAL TECHNOLOGY FUND   --   2003 SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Global Technology Fund

April 30, 2003 (Unaudited)
Assets
Investment in Portfolio (Note 1)                                                                       $ 140,220,839
Capital shares receivable                                                                                     93,570
                                                                                                              ------
Total assets                                                                                             140,314,409
                                                                                                         -----------
Liabilities
Capital shares payable                                                                                        22,979
Accrued distribution fee                                                                                       1,917
Accrued transfer agency fee                                                                                    2,888
Accrued administrative services fee                                                                              231
Other accrued expenses                                                                                       143,335
                                                                                                             -------
Total liabilities                                                                                            171,350
                                                                                                             -------
Net assets applicable to outstanding capital stock                                                     $ 140,143,059
                                                                                                       =============
Represented by
Capital stock -- $.01 par value (Note 1)                                                               $   1,191,127
Additional paid-in capital                                                                               612,481,063
Net operating loss                                                                                        (1,028,923)
Accumulated net realized gain (loss) (Note 5)                                                           (474,117,848)
Unrealized appreciation (depreciation) on investments
     and on translation of assets and liabilities in foreign currencies                                    1,617,640
                                                                                                           ---------
Total -- representing net assets applicable to outstanding capital stock                               $ 140,143,059
                                                                                                       =============
Net assets applicable to outstanding shares:                Class A                                    $  93,626,968
                                                            Class B                                    $  44,036,112
                                                            Class C                                    $   2,389,954
                                                            Class Y                                    $      90,025
Net asset value per share of outstanding capital stock:     Class A shares         76,417,059          $        1.23
                                                            Class B shares         40,430,942          $        1.09
                                                            Class C shares          2,191,241          $        1.09
                                                            Class Y shares             73,489          $        1.23
                                                                                       ------          -------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
19   --   AXP GLOBAL TECHNOLOGY FUND   --   2003 SEMIANNUAL REPORT

Statement of operations
AXP Global Technology Fund

Six months ended April 30, 2003 (Unaudited)
Investment income
Income:
Dividends                                                                            $     240,461
Interest                                                                                   177,601
Fee income from securities lending -- net                                                   39,469
     Less foreign taxes withheld                                                           (20,800)
                                                                                           -------
Total income                                                                               436,731
                                                                                           -------
Expenses (Note 2):
Expenses allocated from Portfolio                                                          519,824
Distribution fee
     Class A                                                                               108,049
     Class B                                                                               201,974
     Class C                                                                                10,541
Transfer agency fee                                                                        496,405
Incremental transfer agency fee
     Class A                                                                                37,264
     Class B                                                                                29,969
     Class C                                                                                 1,394
Service fee -- Class Y                                                                          35
Administrative services fees and expenses                                                   37,706
Compensation of board members                                                                4,450
Printing and postage                                                                        56,576
Registration fees                                                                           35,793
Audit fees                                                                                   3,500
Other                                                                                        9,605
                                                                                             -----
Total expenses                                                                           1,553,085
     Earnings credits on cash balances (Note 2)                                               (725)
                                                                                              ----
Total net expenses                                                                       1,552,360
                                                                                         ---------
Investment income (loss) -- net                                                         (1,115,629)
                                                                                        ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
     Security transactions                                                              17,247,400
     Foreign currency transactions                                                          (6,777)
                                                                                            ------
Net realized gain (loss) on investments                                                 17,240,623
Net change in unrealized appreciation (depreciation) on investments
     and on translation of assets and liabilities in foreign currencies                  6,010,516
                                                                                         ---------
Net gain (loss) on investments and foreign currencies                                   23,251,139
                                                                                        ----------
Net increase (decrease) in net assets resulting from operations                        $22,135,510
                                                                                       ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
20   --   AXP GLOBAL TECHNOLOGY FUND   --   2003 SEMIANNUAL REPORT

Statements of changes in net assets
AXP Global Technology Fund
                                                                                April 30, 2003        Oct. 31, 2002
                                                                               Six months ended        Year ended
                                                                                  (Unaudited)
Operations
Investment income (loss) -- net                                                  $ (1,115,629)        $ (3,613,346)
Net realized gain (loss) on investments                                            17,240,623          (86,881,115)
Net change in unrealized appreciation (depreciation) on investments
     and on translation of assets and liabilities in foreign currencies             6,010,516           15,296,644
                                                                                    ---------           ----------
Net increase (decrease) in net assets resulting from operations                    22,135,510          (75,197,817)
                                                                                   ----------          -----------
Capital share transactions (Note 3)
Proceeds from sales
     Class A shares (Note 2)                                                       13,042,007           37,783,172
     Class B shares                                                                 4,289,203           14,424,364
     Class C shares                                                                   408,096            1,493,914
     Class Y shares                                                                    31,976               76,038
Payments for redemptions
     Class A shares                                                               (15,185,655)         (54,052,105)
     Class B shares (Note 2)                                                       (4,946,738)         (19,608,355)
     Class C shares (Note 2)                                                         (348,222)          (1,832,580)
     Class Y shares                                                                   (12,849)             (46,571)
                                                                                      -------              -------
Increase (decrease) in net assets from capital share transactions                  (2,722,182)         (21,762,123)
                                                                                   ----------          -----------
Total increase (decrease) in net assets                                            19,413,328          (96,959,940)
Net assets at beginning of period                                                 120,729,731          217,689,671
                                                                                  -----------          -----------
Net assets at end of period                                                      $140,143,059         $120,729,731
                                                                                 ============         ============
Undistributed net investment income (loss)                                       $ (1,028,923)        $     86,706
                                                                                 ------------         ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
21   --   AXP GLOBAL TECHNOLOGY FUND   --   2003 SEMIANNUAL REPORT

Notes to Financial Statements

AXP Global Technology Fund

(Unaudited as to April 30, 2003)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AXP Global Technology Fund (a series of AXP Global Series, Inc.) is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. AXP Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers Class A, Class B, Class C and Class Y shares.

o    Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o    Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in World Technologies Portfolio

The Fund invests all of its assets in World Technologies Portfolio (the Portfolio), a series of World Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests in equity securities of companies in the information technology industry throughout the world.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of April 30, 2003 was 99.99%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

--------------------------------------------------------------------------------
22   --   AXP GLOBAL TECHNOLOGY FUND   --   2003 SEMIANNUAL REPORT

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

--------------------------------------------------------------------------------
23   --   AXP GLOBAL TECHNOLOGY FUND   --   2003 SEMIANNUAL REPORT

2. EXPENSES AND SALES CHARGES

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.035% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.00

o  Class B $20.00

o  Class C $19.50

o  Class Y $17.00

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $196,878 for Class A, $40,489 for Class B and $399 for Class C for the six months ended April 30, 2003.

During the six months ended April 30, 2003, the Fund's transfer agency fees were reduced by $725 as a result of earnings credits from overnight cash balances.

--------------------------------------------------------------------------------
24   --   AXP GLOBAL TECHNOLOGY FUND   --   2003 SEMIANNUAL REPORT

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                            Six months ended April 30, 2003
                                              Class A           Class B          Class C           Class Y
Sold                                       11,515,170         4,222,048          400,904            28,306
Issued for reinvested distributions                --                --               --                --
Redeemed                                  (13,508,084)       (4,956,509)        (340,649)          (11,319)
                                          -----------        ----------         --------           -------
Net increase (decrease)                    (1,992,914)         (734,461)          60,255            16,987
                                           ----------          --------           ------            ------

                                                                Year ended Oct. 31, 2002
                                              Class A           Class B          Class C           Class Y
Sold                                       24,601,849        10,522,166        1,103,099            50,002
Issued for reinvested distributions                --                --               --                --
Redeemed                                  (37,466,707)      (16,160,687)      (1,796,278)          (29,205)
                                          -----------       -----------       ----------           -------
Net increase (decrease)                   (12,864,858)       (5,638,521)        (693,179)           20,797
                                          -----------        ----------         --------            ------

4. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by Deutsche Bank, whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. The Fund had no borrowings outstanding during the six months ended April 30, 2003.

5. CAPITAL LOSS CARRY-OVER

For federal income tax purposes the Fund has a capital loss carry-over of $484,898,024 as of Oct. 31, 2002, that will expire in 2008 through 2010, if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------
25   --   AXP GLOBAL TECHNOLOGY FUND   --   2003 SEMIANNUAL REPORT

6. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended Oct. 31,                                        2003(l)       2002       2001         2000        1999
Net asset value, beginning of period                                $1.03        $1.60     $ 5.26      $ 11.27     $  5.41
Income from investment operations:
Net investment income (loss)                                         (.01)        (.03)      (.02)        (.01)       (.08)
Net gains (losses) (both realized and unrealized)                     .21         (.54)     (3.64)        7.05        5.94
Total from investment operations                                      .20         (.57)     (3.66)        7.04        5.86
Less distributions:
Distributions from realized gains                                      --           --         --        (1.29)         --
Tax return of capital                                                  --           --         --       (11.76)(i)      --
Total distributions                                                    --           --         --       (13.05)         --
Net asset value, end of period                                      $1.23        $1.03     $ 1.60     $   5.26      $11.27

Ratios/supplemental data:
Net assets, end of period (in thousands)                          $93,627      $80,831   $146,139     $319,164      $7,435
Ratio of expenses to average daily net assets(c)                    2.14%(d)     1.91%      1.63%        1.24%(e)    1.11%(e)
Ratio of net investment income (loss)
   to average daily net assets                                     (1.46%)(d)   (1.65%)     (.99%)       (.38%)     (1.01%)
Portfolio turnover rate (excluding short-term securities)            291%         391%       233%         116%        113%
Total return(j)                                                    19.42%(k)   (35.62%)   (69.58%)      66.58%     108.32%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
26   --   AXP GLOBAL TECHNOLOGY FUND   --   2003 SEMIANNUAL REPORT

Class B
Per share income and capital changes(a)
Fiscal period ended Oct. 31,                                      2003(l)         2002       2001         2000        1999
Net asset value, beginning of period                               $  .92        $1.44     $ 4.77      $ 11.02     $  5.33
Income from investment operations:
Net investment income (loss)                                         (.01)        (.04)      (.04)        (.04)       (.14)
Net gains (losses) (both realized and unrealized)                     .18         (.48)     (3.29)        6.84        5.83
Total from investment operations                                      .17         (.52)     (3.33)        6.80        5.69
Less distributions:
Distributions from realized gains                                      --           --         --        (1.29)         --
Tax return of capital                                                  --           --         --       (11.76)(i)      --
Total distributions                                                    --           --         --       (13.05)         --
Net asset value, end of period                                      $1.09       $  .92     $ 1.44      $  4.77      $11.02

Ratios/supplemental data:
Net assets, end of period (in thousands)                          $44,036      $37,877    $67,425     $138,545        $220
Ratio of expenses to average daily net assets(c)                    2.95%(d)     2.71%      2.42%        2.01%(f)    1.86%(f)
Ratio of net investment income (loss)
  to average daily net assets                                      (2.28%)(d)   (2.45%)    (1.78%)      (1.16%)     (1.76%)
Portfolio turnover rate (excluding short-term securities)            291%         391%       233%         116%        113%
Total return(j)                                                    18.48%(k)   (36.11%)   (69.81%)      65.25%     106.72%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
27   --   AXP GLOBAL TECHNOLOGY FUND   --   2003 SEMIANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended Oct. 31,                                        2003(l)       2002       2001      2000(b)
Net asset value, beginning of period                               $  .92        $1.44     $ 4.77        $5.05
Income from investment operations:
Net investment income (loss)                                         (.01)        (.04)      (.04)        (.01)
Net gains (losses) (both realized and unrealized)                     .18         (.48)     (3.29)        (.27)
Total from investment operations                                      .17         (.52)     (3.33)        (.28)
Net asset value, end of period                                      $1.09       $  .92     $ 1.44        $4.77

Ratios/supplemental data:
Net assets, end of period (in thousands)                           $2,390       $1,964     $4,069       $3,298
Ratio of expenses to average daily net assets(c)                    2.94%(d)     2.69%      2.42%        2.01%(d),(g)
Ratio of net investment income (loss)
  to average daily net assets                                      (2.25%)(d)   (2.39%)    (1.84%)      (1.17%)(d)
Portfolio turnover rate (excluding short-term securities)            291%         391%       233%         116%
Total return(j)                                                    18.48%(k)   (36.11%)   (69.81%)      (5.54%)(k)

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
28   --   AXP GLOBAL TECHNOLOGY FUND   --   2003 SEMIANNUAL REPORT

Class Y
Per share income and capital changes(a)
Fiscal period ended Oct. 31,                                        2003(l)       2002       2001         2000        1999
Net asset value, beginning of period                                $1.03        $1.60     $ 5.25      $ 11.27     $  5.41
Income from investment operations:
Net investment income (loss)                                         (.01)        (.03)      (.02)          --        (.08)
Net gains (losses) (both realized and unrealized)                     .21         (.54)     (3.63)        7.03        5.94
Total from investment operations                                      .20         (.57)     (3.65)        7.03        5.86
Less distributions:
Distributions from realized gains                                      --           --         --        (1.29)         --
Tax return of capital                                                  --           --         --       (11.76)(i)      --
Total distributions                                                    --           --         --       (13.05)         --
Net asset value, end of period                                      $1.23        $1.03     $ 1.60      $  5.25      $11.27

Ratios/supplemental data:
Net assets, end of period (in thousands)                              $90          $58        $57          $88        $225
Ratio of expenses to average daily net assets(c)                    1.91%(d)     1.72%      1.49%         .94%(h)    1.11%(h)
Ratio of net investment income (loss)
  to average daily net assets                                      (1.19%)(d)   (1.61%)     (.89%)       (.80%)     (1.01%)
Portfolio turnover rate (excluding short-term securities)            291%         391%       233%         116%        113%
Total return(j)                                                    19.42%(k)   (35.63%)   (69.52%)      66.27%     108.32%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
29   --   AXP GLOBAL TECHNOLOGY FUND   --   2003 SEMIANNUAL REPORT

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class A would have been 1.45% and 1.22% for the periods ended 2000 and 1999, respectively.

(f) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class B would have been 2.26% and 1.97% for the periods ended 2000 and 1999, respectively.

(g) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class C would have been 2.26% for the period ended 2000.

(h) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class Y would have been 1.19% and 1.12% for the periods ended 2000 and 1999, respectively.

(i)  A distribution payable to a single corporate shareholder.

(j)  Total return does not reflect payment of a sales charge.

(k)  Not annualized.

(l)  Six months ended April 30, 2003 (Unaudited).

Prior to April 19, 2000, the Fund had not engaged in a broad public offering of its shares, or been subject to redemption requests. It had sold shares only to a single investor. One factor impacting the Fund's 2000 and 1999 performance was the high concentration in technology investments, particularly in securities of Internet and communication companies. These investments performed well and had a greater effect on the Fund's performance than similar investments made by other funds because of high concentration, the lack of cash flows and the smaller size of the Fund. There is no assurance that the Fund's future investments will result in the same level of performance.

--------------------------------------------------------------------------------
30   --   AXP GLOBAL TECHNOLOGY FUND   --   2003 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
(logo)
AMERICAN
   EXPRESS(R)
--------------------------------------------------------------------------------

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

Item 2. Code of Ethics. Not applicable pursuant to SEC Release No. IC-25914 (January 27, 2003).

Item 3. Audit Committee Financial Expert. Not applicable pursuant to SEC Release No. IC-25914 (January 27, 2003).

Item 4. Principal Accountant Fees and Services. Not applicable pursuant to SEC Release No. IC-25915 (January 28, 2003).

Items 5-6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.    [Reserved]

Item 9.    Controls and Procedures.

           (a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

           (b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.   Exhibits.

          (a) Not applicable  pursuant to SEC Release No. IC-25914  (January 27,
          2003).

          (b) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  AXP Global Series, Inc.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          June __, 2003


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          July 1, 2003


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          July 1, 2003